UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Raymond L. McFeetors
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 8011
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

BANKS --- 3.67%
292,700 City National Corp 20,345,577
$20,345,577

BIOTECHNOLOGY --- 3.38%
324,296 Thermo Fisher Scientific Inc* 18,718,365
$18,718,365

BROADCAST/MEDIA --- 3.54%
622,000 CBS Corp 19,593,000
$19,593,000

BUILDING MATERIALS --- 2.08%
306,900 USG Corp ^^* 11,524,095
$11,524,095

ELECTRONIC INSTRUMENTS & EQUIP --- 2.49%
167,600 Anixter International Inc ^^* 13,818,620
$13,818,620

FINANCIAL SERVICES --- 16.02%
140,500 Franklin Resources Inc 17,913,750
707,000 Janus Capital Group Inc 19,993,960
144,000 Moody's Corp 7,257,600
388,325 Northern Trust Corp 25,734,298
321,100 T Rowe Price Group Inc 17,882,059
$88,781,667

FOOD & BEVERAGES --- 3.63%
831,000 Constellation Brands Inc ^^* 20,118,510
$20,118,510

HEALTH CARE RELATED --- 3.32%
600,780 IMS Health Inc 18,407,899
$18,407,899

HOTELS/MOTELS --- 3.62%
414,100 Carnival Corp 20,054,863
$20,054,863

HOUSEHOLD GOODS --- 13.29%
198,300 Black & Decker Corp 16,518,390
339,900 Clorox Co 20,730,501

160,400 Energizer Holdings Inc* 17,780,340
228,995 Mohawk Industries Inc ^^* 18,617,294
$73,646,525

INSURANCE RELATED --- 1.93%
374,150 HCC Insurance Holdings Inc 10,715,656
$10,715,656

LEISURE & ENTERTAINMENT --- 1.28%
302,300 Mattel Inc 7,091,958
$7,091,958

MEDICAL PRODUCTS --- 3.54%
348,225 Baxter International Inc 19,598,103
$19,598,103

OFFICE EQUIPMENT & SUPPLIES --- 6.11%
371,100 Herman Miller Inc 10,071,654
524,100 Pitney Bowes Inc 23,804,622
$33,876,276

POLLUTION CONTROL --- 1.32%
193,900 Waste Management Inc 7,317,786
$7,317,786

PRINTING & PUBLISHING --- 4.33%
325,750 Gannett Co Inc 14,235,275
487,500 McClatchy Co Class A ^^ 9,740,250
$23,975,525

REAL ESTATE --- 1.92%
230,275 CB Richard Ellis Group Inc* 6,410,856
40,900 Jones Lang LaSalle Inc 4,202,884
$10,613,740

RESTAURANTS --- 3.50%
574,100 Yum! Brands Inc 19,421,803
$19,421,803

SPECIALIZED SERVICES --- 21.03%
634,980 Accenture Ltd 25,557,942
116,850 Dun & Bradstreet Corp 11,522,579
374,200 Equifax Inc 14,264,504
858,775 H&R Block Inc ^^ 18,188,855
194,275 Harte-Hanks Inc 3,823,332
486,275 Hewitt Associates Inc* 17,043,939
798,175 Interpublic Group of Cos Inc ^^* 8,285,057
370,600 Omnicom Group Inc 17,822,154
$116,508,362

TOTAL COMMON STOCK --- 100.00% $554,128,330
(Cost $450,661,745)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100% $554,128,330
(Cost $450,661,745)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2007, the U.S. Federal income tax cost basis was $451,214,418. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $130,806,276 and gross depreciation of securities in which there was an excess of tax cost over value of $27,892,364, resulting in net appreciation of $102,913,912.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

BANKS --- 4.88%
234,600 PrivateBancorp Inc 8,173,464

580,275 S&T Bancorp Inc ^^ 18,621,025
$26,794,489

BIOTECHNOLOGY --- 3.43%
208,200 Bio Rad Labs Inc* 18,842,100
$18,842,100

BROADCAST/MEDIA --- 1.47%

2,166,450 Radio One Inc* 8,080,859
$8,080,859

ELECTRONIC INSTRUMENTS & EQUIP --- 8.26%
372,350 Anixter International Inc ^^* 30,700,258
408,500 Littelfuse Inc* 14,579,365
$45,279,623

FINANCIAL SERVICES --- 4.17%
809,000 Janus Capital Group Inc ^^ 22,878,520
$22,878,520

FOOD & BEVERAGES --- 3.55%
363,946 JM Smucker Co 19,441,995
$19,441,995

HOUSEHOLD GOODS --- 7.33%
203,500 Energizer Holdings Inc ^^* 22,557,975
977,350 Interface Inc 17,641,168
$40,199,143

INSURANCE RELATED --- 17.31%
779,475 Assured Guaranty Ltd ^^ 21,178,336
694,375 HCC Insurance Holdings Inc 19,886,900
1,200,725 Horace Mann Educators Corp 23,666,290
62,325 Markel Corp* 30,165,300
$94,896,826

MACHINERY --- 3.96%
595,850 IDEX Corp 21,682,982
$21,682,982

MANUFACTURING --- 10.03%
1,411,275 Blount International Inc ^^* 16,032,084

534,531 Matthews International Corp Class A 23,412,458
864,625 Steelcase Inc 15,545,958
$54,990,500

MEDICAL PRODUCTS --- 1.33%
311,250 Invacare Corp ^^ 7,277,025
$7,277,025

OFFICE EQUIPMENT & SUPPLIES --- 9.28%
547,486 Acco Brands Corp ^^* 12,285,586
703,050 Brady Corp Class A ^^ 25,225,434
492,200 Herman Miller Inc 13,358,308
$50,869,328

PRINTING & PUBLISHING --- 4.82%
1,041,600 Journal Register Co ^^ 2,499,840
643,100 Lee Enterprises Inc ^^ 10,013,067
697,175 McClatchy Co Class A ^^ 13,929,557
$26,442,464

REAL ESTATE --- 3.96%
211,138 Jones Lang LaSalle Inc ^^ 21,696,541
$21,696,541

RESTAURANTS --- 1.95%
353,850 Bob Evans Farms Inc 10,679,193
$10,679,193

SPECIALIZED SERVICES --- 8.37%
1,382,050 BearingPoint Inc ^^* 5,597,303
455,600 Harte-Hanks Inc 8,966,208
893,675 Hewitt Associates Inc* 31,323,304
$45,886,815

TOTAL COMMON STOCK --- 94.11% $515,938,403

(Cost $428,618,296)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

8,400,000 Federal Farm Credit Bank 8,396,785
          4.660% October 2, 2007
22,620,000 Federal Home Loan Bank 22,614,973
          4.060% October 1, 2007
1,282,000 Federal Home Loan Bank 1,281,035
          4.650% October 5, 2007

TOTAL SHORT-TERM INVESTMENTS --- 5.89% $32,292,793

(Cost $32,292,793)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100% $548,231,196
(Cost $460,911,089)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2007, the U.S. Federal income tax cost basis was $461,229,591. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $147,592,253 and gross depreciation of securities in which there was an excess of tax cost over value of $60,590,648, resulting in net appreciation of $87,001,605.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 1.71%
481,200 BAE Systems PLC 4,861,128
50,870 European Aeronautic Defence & Space Co 1,563,914
$6,425,042

AIRLINES --- 1.85%
49,400 Air France - KLM 1,815,280
178,100 Deutsche Lufthansa AG # 5,122,384
$6,937,664

AUTO PARTS & EQUIPMENT --- 1.32%
46,900 Hyundai Mobis 4,975,951
$4,975,951

AUTOMOBILES --- 5.31%
709,100 Nissan Motor Co Ltd 7,105,507
88,200 Renault SA 12,780,567
$19,886,074

BROADCAST/MEDIA --- 0.51%
22,500 Lagardere SCA 1,915,078
$1,915,078

BUILDING MATERIALS --- 0.69%
72,000 Buzzi Unicem SpA 1,872,663
32,600 Italcementi SpA 722,389
$2,595,052

CHEMICALS --- 4.63%
76,000 BASF AG 10,512,056
321,500 Mitsubishi Chemical Holdings Corp 2,798,938
407,000 Mitsui Chemicals Inc 4,042,894
$17,353,888

COMPUTER HARDWARE & SYSTEMS --- 0.54%
285,000 Fujitsu Ltd 2,014,713
$2,014,713

ELECTRIC COMPANIES --- 5.77%
62,300 E. on AG 11,518,513
51,820 RWE AG 6,517,310
142,300 Tokyo Electric Power Co 3,592,652
$21,628,475

ELECTRONIC INSTRUMENTS & EQUIP --- 5.10%
1,083,800 AU Optronics Corp (warrants)* 1,809,946
108,416 AU Optronics Corp ADR 1,834,399
5,460 Samsung Electronics Co Ltd 3,430,398
274,000 Sharp Corp 4,973,578
756,000 Toshiba Corp 7,062,099
$19,110,420

ELECTRONICS - SEMICONDUCTOR --- 1.00%
109,400 Hynix Semiconductor Inc* 3,741,499
$3,741,499

FINANCIAL SERVICES --- 4.28%

1,906,876 Citigroup Siliconware Precision Industries Co (warrants) * 4,118,852

109,600 Fortis 3,227,253
109,600 Fortis* 581,374
35,610 Orix Corp 8,122,422
$16,049,901

FOREIGN BANKS --- 22.40%
85,800 BNP Paribas 9,388,829
783,400 Bank Leumi Le-Israel 3,427,619
582,700 Barclays PLC 7,099,555
161,040 Credit Agricole SA 6,211,599
106,500 Credit Suisse Group 7,071,033
34,100 Deutsche Bank AG (registered)* 4,394,698
8,847,522 Deutsche Bank AG London/United Microelectronics (warrants)*5,158,105
370,390 HBOS PLC 6,930,225
48,300 Kookmin Bank 4,021,482
726 Mitsubishi UFJ Financial Group* 6,383,668
817,768 Royal Bank of Scotland Group PLC 8,792,395
43,795 Societe Generale 7,349,022
994 Sumitomo Mitsui Financial Group Inc 7,745,005
$83,973,235

GOLD, METALS & MINING --- 9.09%
35,100 Antofagasta PLC 547,226

100,124 ArcelorMittal 7,907,868
144,500 JFE Holdings Inc 10,240,108
126,600 Kazakhmys PLC 3,636,681
6,500 POSCO 4,779,830
104,920 Xstrata PLC 6,959,461
$34,071,174

INSURANCE RELATED --- 11.66%
43,800 Allianz SE 10,233,470
424,700 Aviva PLC 6,399,696
64,700 Fondiaria - Sai SpA 3,038,074
610,328 Friends Provident PLC 2,149,060
273,500 ING Groep NV 12,140,562
50,700 Muenchener Rueckver AG (registered) 9,743,243
$43,704,105

OIL & GAS --- 11.19%
4,746,000 China Petroleum & Chemical Corp 5,928,036
229,900 Eni SpA 8,520,157
170,400 Petroleo Brasileiro SA ADR 11,024,879
108,400 Repsol YPF SA 3,872,036
167,800 Royal Dutch Shell PLC 6,929,356
69,900 Total SA 5,683,381
$41,957,845

PAPER & FOREST PRODUCTS --- 0.56%
108,500 Stora Enso OYJ Class R* 2,113,405
$2,113,405

PHARMACEUTICALS --- 3.35%
84,000 AstraZeneca Group PLC 4,210,656
101,600 Glaxosmithkline PLC 2,698,191
66,600 Sanofi-Aventis 5,639,191
$12,548,038

REAL ESTATE --- 0.30%
33,700 Leopalace21 Corp 1,106,072
$1,106,072

RETAIL --- 0.84%
207,600 Koninklijke Ahold NV 3,137,874
$3,137,874

TELEPHONE & TELECOMMUNICATIONS --- 4.34%
1,745,000 China Netcom Group Corp (Hong Kong) Ltd 4,668,986
626 Nippon Telegraph & Telephone Corp 2,926,583
2,403,912 Vodafone Group PLC 8,680,957
$16,276,526

TRANSPORTATION --- 2.83%
470,000 Mitsui OSK Lines Ltd 7,614,765
306,000 Nippon Yusen Kabushiki Kaisha 2,989,004
$10,603,769

TOTAL COMMON STOCK --- 99.27% $372,125,800
(Cost $276,150,060)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

2,726,000 Federal Home Loan Bank 2,725,394
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.73% $2,725,394
(Cost $2,725,394)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100% $374,851,194
(Cost $278,875,454)

Legend
* Non-income Producing Security
# The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $3,258,979, $5,122,384, and 1.35%, respectively.

ADR – American Depository Receipt
See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

As of September 30, 2007, the Maxim Bernstein International Equity Portfolio had 24 open FTSE 100 long futures contracts. The contracts expire in December 2007 and the Portfolio has recorded unrealized appreciation of $129,661.

At September 30, 2007, the U.S. Federal income tax cost basis was $271,109,937. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $107,456,254 and gross depreciation of securities in which there was an excess of tax cost over value of $3,714,997, resulting in net appreciation of $103,741,257.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Belgium	$3,808,627	1.02%
Brazil	11,024,879	2.94%
China	5,928,036	1.58%
Finland	2,113,405	0.56%
France	52,662,565	14.05%
Germany	58,041,674	15.48%
Hong Kong	4,668,986	1.25%
Israel	3,427,619	0.91%
Italy	14,153,283	3.78%
Japan	78,718,008	20.99%
Korea	20,949,160	5.59%
Luxembourg	6,968,051	1.86%
Netherlands	22,870,600	6.10%
Spain	3,872,036	1.03%
Switzerland	7,071,033	1.89%
Taiwan	1,834,399	0.49%
United Kingdom	69,894,587	18.65%
United States	6,844,246	1.83%
	$374,851,194	100.00%

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

COMMON STOCK

AEROSPACE & DEFENSE --- 1.77%
120,200 BAE Systems PLC sponsored ADR 4,853,676
7,900 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR 346,968
$5,200,644

AUTO PARTS & EQUIPMENT --- 1.00%
137,100 NOK Corp 2,936,195
$2,936,195

AUTOMOBILES --- 3.28%
81,000 Bayerische Motoren Werke AG 5,224,130
5,000 Hyundai Motor Co* 403,737
163,000 PT Astra International Tbk 343,110
31,350 Toyota Motor Corp sponsored ADR 3,663,561
$9,634,538

BUILDING MATERIALS --- 0.11%
11,700 Cemex SAB de CV 350,064
$350,064

CHEMICALS --- 3.82%
32,600 BASF AG sponsored ADR 4,513,819
36,400 Makhteshim-Agan Industries Ltd* 322,237
39,100 Shin-Etsu Chemical Co Ltd 2,702,773
428,000 Sumitomo Chemical Co Ltd 3,670,222
$11,209,051

COMMUNICATIONS - EQUIPMENT --- 2.90%
213,800 Telefonaktiebolaget LM Ericsson ^^ 8,509,240
$8,509,240

CONGLOMERATES --- 0.06%
9,800 Barloworld Ltd unsponsored ADR 184,157

$184,157

COSMETICS & PERSONAL CARE --- 0.07%
16,100 Natura Cosmeticos SA 192,796

$192,796

DISTRIBUTORS --- 0.05%

38,000 China Resources Enterprise Ltd 161,310

$161,310

ELECTRIC COMPANIES --- 0.05%
7,100 Companhia Energetica de Minas Gerais sponsored ADR 151,443
$151,443

ELECTRONIC INSTRUMENTS & EQUIP --- 4.53%
12,682 AU Optronics Corp ADR ^^ 214,579
61,850 Koninklijke Philips Electronics NV NY Shrs 2,779,539
1,900 LG Electronics Inc* 177,502
400 Samsung Electronics Co Ltd 251,311
127,700 Sony Corp sponsored ADR 6,137,262
244,485 Thomson sponsored ADR 3,725,951
$13,286,144

ELECTRONICS - SEMICONDUCTOR --- 0.12%
36,200 Taiwan Semiconductor Manufacturing Co Ltd 366,344
$366,344

ENGINEERING & CONSTRUCTION --- 0.15%
2,300 Daelim Industrial Co Ltd 425,972
$425,972

FINANCIAL SERVICES --- 0.09%
19,200 Standard Bank Group Ltd 277,188
$277,188

FOOD & BEVERAGES --- 8.20%
69,500 Diageo Capital PLC sponsored ADR 6,097,235
7,300 Fomento Economico Mexicano SAB de CV sponsored ADR 273,020
212,278 Heineken NV ADR 6,946,522
46,500 Nestle SA sponsored ADR 5,203,350
179,000 Unilever NV NY Shrs 5,522,150
$24,042,277

FOREIGN BANKS --- 14.97%
8,800 Banco Bradesco SA sponsored ADR 258,456
115,280 Credit Agricole SA 4,446,554
60,625 Credit Suisse Group sponsored ADR 4,021,256
3,100 DBS Group Holdings Ltd sponsored ADR 180,431
156,100 Danske Bank A/S unsponsored ADR ^^ 3,161,025
90,500 HSBC Holdings PLC sponsored ADR ^^ 8,380,300
2,900 Kookmin Bank 237,771
119,700 Lloyds TSB Group PLC sponsored ADR 5,321,862
545,300 Mitsubishi UFJ Financial Group Inc* 4,951,324
234,300 Nordea AB 4,083,098
550,800 Royal Bank of Scotland Group PLC 5,922,035
75,800 Societe Generale sponsored ADR 2,539,300
3,580 State Bank of India 400,960
$43,904,372

GOLD, METALS & MINING --- 1.59%
83,900 Barrick Gold Corp* 3,379,492
12,500 Companhia Vale do Rio Doce ADR* 424,125
6,400 Evraz Group SA* 406,400
600 POSCO 441,215
$4,651,232

INSURANCE RELATED --- 5.63%
418,075 Aegon NV 7,955,967
1,800 China Life Insurance Co Ltd ADR 155,196
61,400 ING Groep NV sponsored ADR 2,720,634
190,500 Zurich Financial Services AG ADR 5,686,425
$16,518,222

INVESTMENT BANK/BROKERAGE FIRM --- 0.82%
145,300 Nomura Holdings Inc ADR 2,419,245
$2,419,245

MACHINERY --- 2.22%
47,600 SMC Corp 6,518,504
$6,518,504

MISCELLANEOUS --- 2.15%
112,500 Hutchison Whampoa Ltd ADR ^^ 6,020,595
93,400 Sime Darby Bhd* 285,065
$6,305,660

OFFICE EQUIPMENT & SUPPLIES --- 2.15%
116,000 Canon Inc sponsored ADR 6,297,640
$6,297,640

OIL & GAS --- 10.29%
111,350 BP PLC sponsored ADR 7,722,123
2,800 CNOOC Ltd ADR 466,004
32,840 EnCana Corp 2,031,154
51,400 Eni SpA sponsored ADR 3,791,264
3,400 LUKOIL sponsored ADR 283,220
49,800 PTT PLC 516,792
6,100 Petroleo Brasileiro SA ADR 460,550
62,550 Repsol YPF SA sponsored ADR ^^ 2,220,525
40,539 Royal Dutch Shell PLC ADR 3,328,252
6,600 Sasol Ltd sponsored ADR 283,734
105,900 Statoil ASA sponsored ADR 3,592,128
67,900 Total SA sponsored ADR ^^ 5,501,937
$30,197,683

PAPER & FOREST PRODUCTS --- 2.32%
89,833 Stora Enso OYJ sponsored ADR ^^ 1,737,370
210,225 UPM-Kymmene OYJ sponsored ADR ^^ 5,062,218
$6,799,588

PHARMACEUTICALS --- 7.90%
122,000 Glaxosmithkline PLC ADR 6,490,400
159,400 Novartis AG ADR 8,760,624
87,800 Sanofi-Aventis ADR 3,724,476
55,600 Takeda Chemical Industries Ltd 3,911,096
6,400 Teva Pharmaceutical Industries Ltd sponsored ADR 284,608
$23,171,204

PHOTOGRAPHY/IMAGING --- 2.44%
156,200 FUJIFILM Holdings Corp 7,163,332
$7,163,332

PRINTING & PUBLISHING --- 1.40%
81,300 Reed Elsevier PLC sponsored ADR 4,101,585
$4,101,585

RAILROADS --- 1.22%
452 East Japan Railway Co 3,565,159
$3,565,159

REAL ESTATE --- 1.11%
197,760 Cheung Kong Holdings Ltd unsponsored ADR 3,263,475
$3,263,475

RETAIL --- 4.45%
491,800 Kingfisher PLC sponsored ADR ^^ 3,583,058
700 Lotte Shopping Co Ltd 298,295
23,100 Massmart Holdings Ltd 279,575
153,100 Seven & I Holdings Co Ltd 3,938,628
855,800 William Morrison Supermarkets PLC 4,942,089
$13,041,645

SPECIALIZED SERVICES --- 0.91%
65,200 Publicis Groupe 2,674,165
$2,674,165

TELEPHONE & TELECOMMUNICATIONS --- 7.94%
201,700 NTT DoCoMo Inc sponsored ADR 2,872,208
115,400 Nippon Telegraph & Telephone Corp sponsored ADR 2,685,358
205,400 Nokia OYJ sponsored ADR 7,790,822
2,500 Orascom Telecom Holding SAE 163,500
7,700 PT Telekomunikasi Indonesia sponsored ADR 375,914
259,012 Vodafone Group PLC sponsored ADR 9,402,137
$23,289,939

TRANSPORTATION --- 1.49%
104,602 TNT NV ADR ^^ 4,373,546
$4,373,546

TOTAL COMMON STOCK --- 97.21% $285,183,559
(Cost $219,521,594)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

8,187,000 Federal Home Loan Bank 8,185,180
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.79% $8,185,180
(Cost $8,185,180)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100% $293,368,739
(Cost $227,706,774)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.
ADR – American Depository Receipt
See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $229,025,348. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $68,789,377 and gross depreciation of securities in which there was an excess of tax cost over value of $4,445,986, resulting in net appreciation of $64,343,391.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Brazil	$1,834,338	0.63%
Canada	5,410,646	1.84%
China	155,196	0.05%
Denmark	3,161,025	1.08%
Finland	14,590,410	4.97%
France	22,612,383	7.71%
Germany	9,737,949	3.32%
Hong Kong	9,911,384	3.38%
India	400,960	0.14%
Indonesia	719,024	0.25%
Israel	606,845	0.21%
Italy	3,791,264	1.29%
Japan	59,768,946	20.37%
Korea	2,235,803	0.76%
Malaysia	285,065	0.10%
Mexico	623,084	0.21%
Netherlands	30,298,358	10.33%
Norway	3,592,128	1.22%
Russia	689,620	0.24%
Singapore	180,431	0.06%
South Africa	1,024,654	0.35%
Spain	2,220,525	0.76%
Sweden	12,592,338	4.29%
Switzerland	23,671,655	8.07%
Taiwan	580,923	0.20%
Thailand	516,792	0.18%
United Kingdom	70,308,252	23.95%
United States	11,848,741	4.04%
	$293,368,739	100.00%

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 2.57%
18,566 AAR Corp* 563,292
6,064 Applied Signal Technology Inc 81,985
13,417 Ceradyne Inc* 1,016,204
7,618 Cubic Corp 321,251
21,821 Curtiss-Wright Corp 1,036,498
8,353 EDO Corp ^^ 467,852
12,673 Esterline Technologies Corp* 722,995
27,651 GenCorp Inc ^^* 330,706
12,042 Kaman Corp Class A 416,172
20,857 Moog Inc* 916,457
17,212 Teledyne Technologies Inc* 918,949
8,181 Triumph Group Inc ^^ 668,470
$7,460,831

AGRICULTURE --- 0.58%
36,508 Corn Products International Inc 1,674,622
$1,674,622

AIR FREIGHT --- 0.15%
14,468 Forward Air Corp ^^ 430,857
$430,857

AIRLINES --- 0.33%
17,992 Frontier Airlines Holdings Inc ^^* 111,370
14,106 Mesa Air Group Inc ^^* 62,631
30,540 SkyWest Inc 768,692
$942,693

AUTO PARTS & EQUIPMENT --- 0.60%
8,873 Drew Industries Inc ^^* 360,954
26,568 LKQ Corp* 924,832
7,192 Midas Inc ^^* 135,713
5,944 Standard Motor Products Inc 55,874
11,370 Superior Industries International Inc ^^ 246,615
$1,723,988

AUTOMOBILES --- 0.35%
7,723 Coachmen Industries Inc 51,744
31,550 Fleetwood Enterprises Inc ^^* 269,753
7,844 Lithia Motors Inc ^^ 133,819
14,710 Monaco Coach Corp ^^ 206,381
15,119 Winnebago Industries Inc ^^ 361,042
$1,022,739

BANKS --- 5.74%
8,310 Alabama National BanCorp ^^ 647,515
18,313 Boston Private Financial Holdings Inc ^^ 509,834
13,990 Cascade Bancorp ^^ 311,417
14,954 Central Pacific Financial Corp ^^ 436,657
22,857 Chittenden Corp ^^ 803,652
14,635 Community Bank System Inc ^^ 285,675
30,873 East West Bancorp Inc 1,110,193
37,258 First BanCorp ^^ 353,951
31,528 First Commonwealth Financial Corp ^^ 348,700
15,655 First Financial Bancorp ^^ 200,071
6,333 First Indiana Corp ^^ 198,350
24,314 First Midwest Bancorp Inc ^^ 830,566
19,030 Frontier Financial Corp ^^ 443,970
26,289 Glacier Bancorp Inc ^^ 592,028
19,781 Hanmi Financial Corp ^^ 306,408
9,775 Independent Bank Corp ^^ 108,014
9,166 Irwin Financial Corp ^^ 101,009
10,690 Nara Bancorp Inc ^^ 166,978
9,110 PrivateBancorp Inc ^^ 317,392
18,722 Prosperity Bancshares Inc ^^ 620,822
15,849 Provident Bankshares Corp ^^ 496,549
14,575 Signature Bank* 513,477
36,315 South Finanical Group Inc ^^ 825,803
8,846 Sterling Bancorp NY ^^ 123,844
35,884 Sterling Bancshares Inc 409,436
25,211 Sterling Financial Corp ^^ 678,428
25,637 Susquehanna Bancshares Inc ^^ 515,304
36,842 TrustCo Bank Corp NY ^^ 402,683
50,951 UCBH Holdings Inc ^^ 890,623
30,121 Umpqua Holdings Corp ^^ 602,721
18,846 United Bankshares Inc 573,672
20,123 United Community Banks Inc ^^ 493,416
33,142 Whitney Holding Corp 874,286
8,652 Wilshire Bancorp Inc 94,912
11,872 Wintrust Financial Corp ^^ 506,816
$16,695,172

BIOTECHNOLOGY --- 1.48%
16,929 ArQule Inc ^^* 120,704
13,980 Cambrex Corp 152,242
9,187 Dionex Corp* 729,999
15,315 Enzo Biochem Inc ^^* 173,825
6,275 Kendle International Inc ^^* 260,601
14,945 LifeCell Corp* 561,484
19,543 Meridian Bioscience Inc ^^ 592,544
13,579 PAREXEL International Corp* 560,405
9,166 PharmaNet Development Group Inc* 266,089
32,446 Regeneron Pharmaceuticals Inc ^^* 577,539
21,474 Savient Pharmaceuticals Inc ^^* 312,447
$4,307,879

BROADCAST/MEDIA --- 0.05%
39,812 Radio One Inc* 148,499
$148,499

BUILDING MATERIALS --- 1.58%
14,198 Apogee Enterprises Inc 368,296
14,654 Gibraltar Industries Inc 271,099
12,913 Griffon Corp ^^* 194,986
20,737 Headwaters Inc ^^* 308,567
33,243 Lennox International Inc 1,123,613
9,861 NCI Building Systems Inc ^^* 426,094
18,325 Simpson Manufacturing Co Inc ^^ 583,651
13,428 Texas Industries Inc ^^ 1,054,098
9,350 Universal Forest Products Inc 279,565
$4,609,969

CHEMICALS --- 1.28%
13,389 A Schulman Inc 264,165
12,041 Arch Chemicals Inc 564,482
16,888 Georgia Gulf Corp ^^ 234,743
29,855 HB Fuller Co 886,096
6,231 Material Sciences Corp* 66,173
14,757 OM Group Inc* 779,317
20,695 Omnova Solutions Inc* 119,617
4,426 Penford Corp 166,860
45,696 PolyOne Corp* 341,349
4,964 Quaker Chemical Corp ^^ 116,753
20,344 Tronox Inc 183,706
$3,723,261

COMMUNICATIONS - EQUIPMENT --- 1.82%
54,044 Arris Group Inc* 667,443
9,026 Audiovox Corp Class A* 92,878
5,840 Bel Fuse Inc Class B ^^ 202,414
22,176 Belden CDT Inc 1,040,276
8,608 Black Box Corp 368,078
24,694 C-Cor Inc* 283,734
11,403 Comtech Telecommunications Corp ^^* 609,946
12,389 Digi International Inc* 176,419
16,331 Ditech Networks Inc ^^* 86,064
38,936 Harmonic Inc ^^* 413,111
17,203 NETGEAR Inc* 523,315
13,118 Network Equipment Technologies Inc* 190,211
11,043 PC-Tel Inc* 83,816
22,795 SymmetriCom Inc ^^* 107,137
6,511 Tollgrade Communications Inc* 65,891
12,708 ViaSat Inc* 391,788
$5,302,521

COMPUTER HARDWARE & SYSTEMS --- 1.08%
58,404 Adaptec Inc ^^* 223,103
16,998 Avid Technology Inc ^^* 460,306
12,799 Hutchinson Technology Inc ^^* 314,855
9,920 Neoware Systems Inc ^^* 160,902
15,849 Novatel Wireless Inc ^^* 358,980
28,232 Secure Computing Corp ^^* 274,697
12,891 Synaptics Inc ^^* 615,674
8,494 Valmont Industries Inc ^^ 720,716
$3,129,233

COMPUTER SOFTWARE & SERVICES --- 6.50%
38,192 ANSYS Inc (1) 1,305,021
27,555 Allscripts Healthcare Solutions Inc ^^* 744,812
7,825 Ansoft Corp* 258,069
13,860 Authorize.Net Holdings Inc* 244,352
6,335 Bankrate Inc ^^* 292,170
21,647 Blackbaud Inc ^^ 546,370
7,952 Blue Coat Systems Inc ^^* 626,300
14,736 CACI International Inc Class A* 752,862
26,784 CIBER Inc* 209,183
13,376 Captaris Inc* 70,759
4,617 Catapult Communications Corp* 35,274
21,035 Concur Technologies Inc ^^* 663,023
15,685 CyberSource Corp ^^* 183,358
13,036 EPIQ Systems Inc ^^ 245,338
28,655 Epicor Software Corp ^^* 394,579
21,130 FactSet Research Systems Inc (1) 1,448,462
16,292 InfoSpace Inc ^^ 286,088
42,730 Informatica Corp* 670,861
12,844 JDA Software Group Inc* 265,357
13,590 Knot Inc ^^* 288,923
10,894 MAXIMUS Inc ^^ 474,761
20,022 MICROS Systems Inc* 1,302,832
15,821 MIVA Inc* 74,675
9,545 ManTech International Corp* 343,429
12,764 Manhattan Associates Inc* 349,861
22,788 Napster Inc* 74,517
16,710 Omnicell Inc* 476,903
20,665 Phase Forward Inc* 413,507
13,134 Phoenix Technologies Ltd ^^* 140,665
20,464 Progress Software Corp* 620,059
8,564 Quality Systems Inc ^^ 313,699
12,893 Radiant Systems Inc* 204,096
6,450 SI International Inc* 184,277
9,367 SPSS Inc* 385,358
14,730 Smith Micro Software Inc ^^* 236,564
12,773 Sonic Solutions ^^* 133,733
16,027 Sykes Enterprises Inc* 266,208
32,747 THQ Inc* 818,020
36,368 Take-Two Interactive Software Inc ^^* 621,165
16,975 Tyler Technologies Inc* 226,616
33,149 United Online Inc 497,566
22,070 Websense Inc ^^* 435,441
24,338 j2 Global Communications Inc ^^* 796,583

$18,921,696

CONGLOMERATES --- 0.11%
6,104 Standex International Corp 126,231
12,051 Tredegar Corp 207,880
$334,111

CONTAINERS --- 0.53%
33,755 AptarGroup Inc 1,278,302
13,813 Myers Industries Inc 273,774
$1,552,076

COSMETICS & PERSONAL CARE --- 0.49%
9,406 Chattem Inc ^^* 663,311
7,660 Mannatech Inc ^^ 62,046
27,700 Playtex Products Inc ^^* 506,356
4,156 USANA Health Sciences Inc ^^* 181,825
$1,413,538

DISTRIBUTORS --- 1.29%
18,031 Applied Industrial Technologies Inc 555,896
8,138 Keystone Automotive Industries Inc* 388,671
2,048 Lawson Products Inc 71,291
6,611 Nash Finch Co ^^ 263,316
17,416 Performance Food Group Co* 524,744
10,721 Spartan Stores Inc ^^ 241,544
21,034 United Natural Foods Inc* 572,545
12,100 Watsco Inc 561,803
14,042 World Fuel Services Corp ^^ 573,054
$3,752,864

ELECTRIC COMPANIES --- 1.11%
12,666 ALLETE Inc ^^ 566,930
6,663 CH Energy Group Inc ^^ 318,491
5,007 Central Vermont Public Service Corp ^^ 182,956
29,435 Cleco Corp 743,822
22,537 El Paso Electric Co ^^* 521,281
12,355 UIL Holdings Corp 389,183
17,349 UniSource Energy Corp ^^ 518,562
$3,241,225

ELECTRONIC INSTRUMENTS & EQUIP --- 7.37%
10,883 AO Smith Corp 477,546
21,437 Acuity Brands Inc ^^ 1,082,140
13,115 Agilysys Inc 221,644
15,377 Anixter International Inc* 1,267,834
22,534 Baldor Electric Co 900,233
14,932 Bell Microproducts Inc ^^* 92,877
35,432 Benchmark Electronics Inc* 845,762
25,100 Brightpoint Inc ^^* 376,751
12,598 C&D Technologies Inc ^^* 62,738
17,613 CTS Corp 227,208
19,343 Checkpoint Systems Inc* 510,462
21,234 Cognex Corp 377,116
15,353 Coherent Inc* 492,524
16,358 Daktronics Inc ^^ 445,265
13,837 Electro Scientific Industries Inc* 331,535
8,150 Faro Technologies Inc ^^* 359,823
32,565 Flir Systems Inc (1)* 1,803,775
11,394 Gerber Scientific Inc* 123,625
24,112 Insight Enterprises Inc* 622,331
14,904 Itron Inc ^^ (1)* 1,387,115
6,937 Keithley Instruments Inc 73,532
10,980 Littelfuse Inc* 391,876
9,245 LoJack Corp* 175,285
8,784 MTS Systems Corp ^^ 365,414
14,822 MagneTek Inc* 71,146
11,123 Mercury Computer Systems Inc ^^* 114,344
18,687 Methode Electronics Inc Class A 281,239
19,442 Newport Corp ^^* 296,102
9,984 Park Electrochemical Corp 335,263
8,180 Photon Dynamics Inc* 74,029
8,607 Planar Systems Inc* 57,753
22,770 Plexus Corp* 623,898
10,818 RadiSys Corp ^^* 134,684
15,315 Regal-Beloit Corp ^^ 733,435
8,714 Rogers Corp* 358,930
8,145 SYNNEX Corp* 167,461
12,702 ScanSource Inc ^^* 357,053
20,755 TTM Technologies Inc ^^* 240,135
20,083 Technitrol Inc ^^ 541,237
58,344 Trimble Navigation Ltd (1) 2,287,668
7,040 Universal Electronics Inc* 228,800
15,591 Veeco Instruments Inc ^^* 302,154
9,391 Vicor Corp ^^ 113,819
14,579 Woodward Governor Co 909,730
14,136 X-Rite Inc 204,124
$21,447,415

ELECTRONICS - SEMICONDUCTOR --- 3.87%
31,935 AMIS Holdings Inc* 310,089
16,871 ATMI Inc* 501,912
12,787 Actel Corp* 137,205
17,551 Advanced Energy Industries Inc* 265,020
50,154 Axcelis Technologies Inc ^^* 256,287
34,565 Brooks Automation Inc* 492,206
11,708 Cabot Microelectronics Corp ^^* 500,517
11,240 Cohu Inc 210,750
15,699 Cymer Inc ^^* 602,685
13,979 DSP Group Inc* 221,288
15,212 Diodes Inc ^^ 488,305
24,087 Exar Corp* 314,576
17,776 FEI Co ^^* 558,700
33,337 Kopin Corp* 127,014
26,478 Kulicke & Soffa Industries Inc ^^* 224,533
24,864 MKS Instruments Inc* 472,913
37,460 Microsemi Corp* 1,044,385
12,772 Pericom Semiconductor Corp* 149,688
20,551 Photronics Inc* 234,487
14,316 Rudolph Technologies Inc ^^* 197,990
78,795 Skywork Solutions Inc ^^* 712,307
11,389 Standard Microsystems Corp* 437,565
6,772 Supertex Inc ^^* 270,067
11,441 Ultratech Inc* 158,572
37,566 Varian Semiconductor Equipment Associates Inc (1) 2,010,532
10,328 Viad Corp 371,808
$11,271,401

ENGINEERING & CONSTRUCTION --- 1.92%
31,646 EMCOR Group Inc 992,419
13,405 Insituform Technologies Inc Class A ^^* 204,158
39,672 Shaw Group Inc (1)* 2,304,943
28,665 Tetra Tech Inc* 605,405
26,210 URS Corp (1) * 1,479,555
$5,586,480

FINANCIAL SERVICES --- 1.31%
8,702 Anchor Bancorp Wisconsin Inc ^^ 234,954
27,103 Bank Mutual Corp ^^ 319,544
21,112 BankAtlantic Bancorp Inc Class B ^^ 183,041
15,287 BankUnited Financial Corp ^^ 237,560
29,263 Brookline Bancorp Inc ^^ 339,158
16,173 Corus Bankshares Inc ^^ 210,572
12,816 Dime Community Bancshares 191,856
9,580 Downey Financial Corp ^^ 553,724
12,666 Financial Federal Corp ^^ 354,775
7,176 FirstFed Financial Corp ^^* 355,571
18,048 Flagstar Bancorp Inc ^^ 175,607
12,458 Franklin Bank Corp ^^* 114,614
33,266 Fremont General Corp ^^ 129,737
7,855 Portfolio Recovery Associates Inc ^^ 416,865
$3,817,578

FOOD & BEVERAGES --- 1.26%
38,152 Flowers Foods Inc 831,714
19,489 Hain Celestial Group Inc ^^* 626,182
6,880 J&J Snack Foods Corp 239,562
15,279 Lance Inc ^^ 351,723
6,080 Peets Coffee & Tea Inc ^^* 169,693
12,750 Ralcorp Holdings Inc* 711,705
7,514 Sanderson Farms Inc ^^ 313,108
15,322 TreeHouse Foods Inc ^^* 414,460
$3,658,147

GOLD, METALS & MINING --- 1.70%
7,925 AM Castle & Co 258,355
10,945 AMCOL International Corp ^^ 362,170
10,014 Brush Engineered Materials Inc ^^* 519,626
14,291 Century Aluminum Co ^^* 752,421
39,863 Massey Energy Co 869,811
18,270 Quanex Corp ^^ 858,325
11,348 RTI International Metals Inc* 899,442
13,030 Ryerson Inc 439,632
$4,959,782

HEALTH CARE RELATED --- 4.52%
25,755 AMERIGROUP Corp* 888,032
15,145 AmSurg Corp* 349,395
12,755 Amedisys Inc ^^ 490,047
21,447 Centene Corp* 461,325
11,751 Chemed Corp 730,442
15,709 Cross Country Healthcare Inc ^^* 274,436
12,147 Cryolife Inc ^^* 114,789
13,723 Gentiva Health Services Inc ^^* 263,619
18,008 HealthExtras Inc ^^* 501,163
17,367 Healthways Inc ^^* 937,297
33,707 Hooper Holmes Inc* 79,549
9,856 LCA-Vision Inc ^^ 289,668
7,070 LHC Group Inc* 151,793
15,860 Martek Biosciences Corp ^^* 460,416
10,470 Matria Healthcare Inc ^^* 273,895
6,685 MedCath Corp* 183,570
16,200 Odyssey Healthcare Inc* 155,682
19,823 Owens & Minor Inc ^^ 755,058
33,067 PSS World Medical Inc ^^* 632,572
24,086 Pediatrix Medical Group Inc (1)* 1,575,706
14,930 PharMerica Corp ^^* 222,756
8,413 RehabCare Group Inc* 147,985
12,220 Res-Care Inc* 279,105
27,548 Sierra Health Services Inc* 1,162,250
22,004 Sunrise Senior Living Inc ^^* 778,281
17,405 Symmetry Medical Inc* 290,664
15,847 inVentiv Health Inc* 694,416
$13,143,911

HOMEBUILDING --- 0.33%
37,743 Champion Enterprises Inc ^^* 414,418
6,061 M/I Homes Inc ^^ 84,187

12,877 Meritage Homes Corp ^^* 181,823
3,342 Skyline Corp 100,527
31,844 Standard Pacific Corp ^^ 174,824
$955,779

HOTELS/MOTELS --- 0.07%
10,612 Marcus Corp 203,750
$203,750

HOUSEHOLD GOODS --- 0.80%
5,794 Bassett Furniture Industries Inc 60,142
35,243 Central Garden & Pet Co ^^* 316,482
14,735 Ethan Allen Interiors Inc ^^ 481,687
26,900 Interface Inc ^^ 485,545
25,433 La-Z-Boy Inc ^^ 187,696
7,131 Libbey Inc ^^ 124,935
2,316 National Presto Industries Inc 122,748
8,202 Russ Berrie & Co Inc* 137,794
20,043 Spectrum Brands Inc ^^* 116,249
8,471 WD-40 Co ^^ 289,200
$2,322,478

INSURANCE RELATED --- 2.75%
21,590 Delphi Financial Group Inc Class A 872,668
18,110 Hilb Rogal & Hobbs Co 784,706
9,489 Infinity Property & Casualty Corp 381,648
8,242 LandAmerica Financial Group Inc ^^ 321,273
28,435 Philadelphia Consolidated Holding Corp* 1,175,503
10,585 Presidential Life Corp 179,522
16,378 ProAssurance Corp* 882,283
9,693 RLI Corp 549,787
4,059 SCPIE Holdings Inc* 90,313
7,971 Safety Insurance Group Inc ^^ 286,478
26,263 Selective Insurance Group Inc 558,877
8,975 Stewart Information Services Corp 307,573
9,905 Tower Group Inc ^^ 259,313
6,074 Triad Guaranty Inc ^^* 115,224
10,873 United Fire & Casualty Co ^^ 425,026
18,202 Zenith National Insurance Corp ^^ 817,088
$8,007,282

INVESTMENT BANK/BROKERAGE FIRM --- 0.66%
21,802 Investment Technology Group Inc* 937,050
26,567 LaBranche & Co Inc* 124,334
9,080 Piper Jaffray Cos Inc* 486,688
11,022 SWS Group Inc ^^ 194,979
14,184 TradeStation Group Inc* 165,527
$1,908,578

LEISURE & ENTERTAINMENT --- 1.81%
6,486 4Kids Entertainment Inc* 114,089
6,056 Arctic Cat Inc ^^ 99,076
13,822 JAKKS Pacific Inc ^^* 369,186
32,406 Live Nation ^^* 688,628
6,940 Monarch Casino & Resort Inc* 197,443
11,329 Multimedia Games Inc ^^* 96,523
15,495 Nautilus Group Inc ^^ 123,495
29,355 Pinnacle Entertainment Inc ^^* 799,337
17,540 Polaris Industries Inc ^^ 765,095
24,228 Pool Corp ^^ 605,215
10,441 RC2 Corp* 289,111
17,307 Shuffle Master Inc ^^* 258,740
11,132 Sturm Ruger & Co Inc ^^* 199,374
20,166 WMS Industries Inc ^^ 667,495
$5,272,807

MACHINERY --- 4.20%
9,940 ASV Inc ^^* 139,458
12,875 Albany International Corp Class A ^^ 482,684
9,241 Astec Industries Inc* 530,895
22,081 Barnes Group Inc 704,826
24,413 Briggs & Stratton Corp ^^ 614,719
24,461 CLARCOR Inc 836,811
4,696 Cascade Corp ^^ 306,038
10,585 EnPro Industries Inc* 429,751
26,261 Gardner Denver Inc* 1,024,179
10,573 Intevac Inc ^^* 160,710
13,863 Kaydon Corp ^^ 720,737
5,728 Lindsay Manufacturing Co ^^ 250,772
8,088 Lydall Inc* 75,057
61,520 Manitowoc Co Inc (1) 2,724,097
18,210 Mueller Industries Inc 658,109
8,399 Robbins & Myers Inc 481,179
10,260 Stratasys Inc ^^ 282,766
19,510 Toro Co 1,147,773
14,871 Wabash National Corp ^^ 167,894
15,396 Watts Water Technologies Inc ^^ 472,657
$12,211,112

MEDICAL PRODUCTS --- 5.27%
35,368 American Medical Systems Holdings Inc ^^* 599,488
6,880 Analogic Corp 438,669
13,494 ArthroCare Corp* 754,180
11,731 BioLase Technology Inc ^^* 80,240
13,841 CONMED Corp* 387,410
22,003 Cooper Cos Inc 1,153,397
10,836 Cyberonics Inc ^^* 151,054
11,608 DJ Orthopedics Inc* 569,953
6,333 Datascope Corp 214,119
11,036 Greatbatch Inc ^^* 293,447
13,031 Haemonetics Corp* 643,992
26,449 Hologic Inc ^^ (1)* 1,613,389
6,321 ICU Medical Inc ^^* 244,939
15,233 IDEXX Laboratories Inc ^^ (1)* 1,669,384
33,959 Immucor Inc* 1,214,034
9,034 Integra LifeSciences Holdings ^^* 438,872
15,699 Invacare Corp 367,043
5,867 Kensey Nash Corp* 153,187
16,611 Mentor Corp ^^ 764,937
13,609 Merit Medical Systems Inc* 176,645
8,558 Osteotech Inc* 64,356
9,029 Palomar Medical Technologies Inc ^^* 257,236
11,162 PolyMedica Corp ^^ 586,228
8,395 Possis Medical inc* 113,752
36,233 Respironics Inc (1)* 1,740,271
7,407 SurModics Inc ^^* 363,017
16,319 Theragenics Corp* 73,272
3,910 Vital Signs Inc ^^ 203,867
$15,330,378

OFFICE EQUIPMENT & SUPPLIES --- 0.59%
26,531 Brady Corp Class A ^^ 951,932
13,770 United Stationers Inc* 764,510
$1,716,442

OIL & GAS --- 6.31%
13,535 Atwood Oceanics Inc ^^* 1,036,240
11,661 Bristow Group Inc ^^* 509,702
47,572 Cabot Oil & Gas Corp Class A (1) 1,672,632
9,977 Carbo Ceramics Inc ^^ 506,133
13,310 Dril-Quip Inc 656,849
5,355 Gulf Island Fabrication Inc 205,578
44,845 Helix Energy Solutions Group Inc (1)* 1,904,119
11,321 Hornbeck Offshore Services Inc ^^* 415,481
34,725 ION Geophysical Corp ^^* 480,247
7,339 Lufkin Industries Inc ^^ 403,792
13,060 Matrix Service Co ^^* 273,607
8,920 NATCO Group Inc* 461,610
26,767 Oceaneering International Inc (1)* 2,028,939
18,608 Penn Virginia Corp 818,380
7,320 Petroleum Development Corp ^^* 324,642
24,380 Pioneer Drilling Co* 296,948
11,882 SEACOR SMIT Inc* 1,129,978
31,167 St Mary Land & Exploration Co 1,111,727
13,756 Stone Energy Corp* 550,378
14,761 Swift Energy Co* 604,020
35,608 TETRA Technologies Inc* 752,753
22,804 Unit Corp* 1,103,714
15,040 W-H Energy Services Inc* 1,109,200
$18,356,669

PAPER & FOREST PRODUCTS --- 0.66%
19,170 Buckeye Technologies Inc* 290,234
14,296 Caraustar Industries Inc* 63,760
9,774 Chesapeake Corp ^^ 82,688
5,216 Deltic Timber Corp 296,895
7,343 Neenah Paper Inc ^^ 242,980
17,317 Rock-Tenn Co Class A 500,461
7,716 Schweitzer-Mauduit International Inc 179,783
24,842 Wausau Paper Corp 276,988
$1,933,789

PERSONAL LOANS --- 0.42%
14,516 Cash America International Inc 545,802
13,713 First Cash Financial Services Inc* 321,158
13,183 Rewards Network Inc* 63,938
8,588 World Acceptance Corp ^^* 284,091
$1,214,989

PHARMACEUTICALS --- 0.90%
21,433 Alpharma Inc Class A ^^ 457,809
6,653 Bradley Pharmaceuticals Inc ^^* 121,085
39,297 MGI Pharma Inc ^^* 1,091,671
12,201 Noven Pharmaceuticals Inc ^^* 194,362
17,315 Sciele Pharma Inc ^^* 450,536
34,293 ViroPharma Inc ^^* 305,208
$2,620,671

POLLUTION CONTROL --- 0.36%
33,418 Waste Connections Inc 1,061,356
$1,061,356

PRINTING & PUBLISHING --- 0.25%
13,794 Bowne & Co Inc ^^ 229,808
6,752 Consolidated Graphics Inc* 423,958
6,200 Standard Register Co 78,802
$732,568

RAILROADS --- 0.42%
37,751 Kansas City Southern ^^* 1,214,450
$1,214,450

REAL ESTATE --- 3.77%
15,804 Acadia Realty Trust REIT 428,763
23,068 Colonial Properties Trust REIT ^^ 791,232
11,677 EastGroup Properties Inc REIT 528,501
13,100 Entertainment Properties REIT ^^ 665,480
12,367 Essex Property Trust REIT (1) 1,453,988
28,525 Inland Real Estate Corp REIT ^^ 441,852
16,069 Kilroy Realty Corp REIT ^^ 974,263
14,195 Kite Realty Group Trust REIT 266,866
10,102 LTC Properties Inc REIT ^^ 239,114
31,446 Lexington Corporate Properties Trust REIT ^^ 629,234
24,349 Medical Properties Trust Inc REIT ^^ 324,329
12,530 Mid-America Apartment Communities Inc REIT 624,621
32,958 National Retail Properties Inc REIT 803,516
7,867 PS Business Parks Inc REIT 447,239
7,816 Parkway Properties Inc REIT ^^ 344,998
41,090 Senior Housing Properties Trust REIT 906,445
10,601 Sovran Self Storage Inc REIT ^^ 485,950
15,375 Tanger Factory Outlet Centers Inc REIT ^^ 624,071
$10,980,462

RESTAURANTS --- 2.40%
15,822 CEC Entertainment Inc* 425,137
31,016 CKE Restaurants Inc ^^ 502,769
14,319 California Pizza Kitchen Inc ^^ 251,585
7,292 IHOP Corp ^^ 461,802
15,441 Jack In The Box Inc 1,001,194
7,320 Landry's Restaurants Inc ^^ 193,687
11,724 O'Charley's Inc 177,736
12,671 PF Changs China Bistro Inc ^^* 375,062
15,744 Panera Bread Co Class A ^^* 642,355
10,562 Papa John's International Inc* 258,135
15,038 Rare Hospitality International Inc ^^* 573,098
8,234 Red Robin Gourmet Burgers Inc ^^* 353,239
9,335 Ruth's Chris Steak House Inc ^^* 133,024
30,884 Sonic Corp* 722,686
13,977 Steak N Shake Co ^^* 209,795
26,430 Texas Roadhouse Inc* 309,231
30,978 Triarc Cos Inc ^^ 387,535
$6,978,070

RETAIL --- 5.08%
26,608 Aaron Rents Inc 593,358
11,050 Big 5 Sporting Goods Corp ^^ 206,635
7,806 Blue Nile Inc ^^* 734,701
14,436 Building Materials Holding Corp ^^ 152,733
19,390 Cabela's Inc ^^* 458,574
24,881 Casey's General Stores Inc 689,204
15,982 Cato Corp Class A 326,672
12,445 Charlotte Russe Holding Inc* 182,195
11,459 Children's Place ^^* 278,225
17,801 Christopher & Banks Corp ^^ 215,748
10,844 Cost Plus Inc ^^* 43,593
23,031 Dress Barn Inc ^^* 391,757
20,865 Finish Line Inc 90,554
19,730 Freds Inc 207,757
11,202 Genesco Inc ^^* 516,748
9,646 Great Atlantic & Pacific Tea Co Inc ^^* 293,817
11,805 Group 1 Automotive Inc ^^ 396,294
14,556 Guitar Center Inc ^^* 863,171
14,896 Gymboree Corp* 524,935
11,146 Haverty Furniture Inc ^^ 97,750
15,276 Hibbett Sports Inc* 378,845
21,804 Hot Topic Inc* 162,658
12,240 Jo-Ann Stores Inc ^^* 258,264
8,917 Jos A Bank Clothiers Inc ^^* 298,006
15,584 Longs Drug Stores Corp ^^ 774,057
9,230 MarineMax Inc ^^* 134,389
26,155 Men's Wearhouse Inc 1,321,351
20,565 Pep Boys - Manny Moe & Jack ^^ 288,527
8,824 School Specialty Inc ^^* 305,575
22,277 Select Comfort Corp ^^* 310,764
15,232 Sonic Automotive Inc 364,654
20,328 Stage Stores Inc 370,579
8,354 Stamps.com Inc ^^* 99,997
12,949 Stein Mart Inc ^^ 98,542
17,068 Tractor Supply Co* 786,664
14,650 Tuesday Morning Corp ^^ 131,704
15,130 Tween Brands Inc ^^* 496,869
24,079 Zale Corp ^^* 557,188
8,740 Zumiez Inc ^^* 387,794
$14,790,848

SHOES --- 2.01%
21,726 Brown Shoe Co Inc 421,484
40,063 Crocs Inc ^^ (1) 2,694,237
6,279 Deckers Outdoor Corp ^^* 689,434
27,885 Iconix Brand Group Inc ^^* 663,384
13,139 K-Swiss Inc ^^ 301,014
15,941 Skechers USA Inc* 352,296
26,263 Wolverine World Wide Inc ^^ 719,606
$5,841,455

SPECIALIZED SERVICES --- 2.66%
21,579 ABM Industries Inc 431,148
15,214 AMN Healthcare Services Inc* 284,958
11,674 Administaff Inc 423,766
4,703 Angelica Corp 92,696
14,653 Arbitron Inc ^^ 664,367
12,885 Bright Horizons Family Solutions Inc* 551,993
6,631 CDI Corp ^^ 184,872
2,607 CPI Corp 100,422
13,710 Coinstar Inc ^^* 441,051
10,455 G&K Services Inc Class A 420,291
11,456 Gevity HR Inc 117,424
20,413 Healthcare Services Group Inc ^^ 413,772
8,926 Heidrick & Struggles International Inc 325,353
22,828 Labor Ready Inc* 422,546
17,869 Mobile Mini Inc ^^* 431,715
17,302 On Assignment Inc ^^* 161,601
14,640 Perficient Inc ^^* 320,177
11,922 PetMed Express Inc ^^* 167,027
4,425 Pre-Paid Legal Services Inc ^^* 245,411
27,587 Spherion Corp* 227,869
5,568 StarTek Inc ^^ 56,404
11,507 Universal Technical Institute Inc ^^* 207,126
6,716 Volt Information Sciences Inc ^^ 118,470
20,744 Watson Wyatt & Co Holdings 932,235
$7,742,694

TELEPHONE & TELECOMMUNICATIONS --- 0.09%
22,424 General Communication Inc Class A ^^* 272,227
1,060 Metrocall Inc (rights) @ d * 0
$272,227

TEXTILES --- 1.12%
7,191 Ashworth Inc* 44,225
22,424 Fossil Inc ^^* 837,761
12,710 Kellwood Co ^^ 216,706
9,505 Maidenform Brands Inc ^^* 150,939
9,464 Movado Group Inc 302,091
7,634 Oxford Industries Inc 275,740
60,407 Quiksilver Inc ^^* 863,820

7,002 UniFirst Corp ^^ 262,295
7,175 Volcom Inc ^^* 305,081
$3,258,658

TOBACCO --- 0.10%
43,594 Alliance One International Inc* 285,105
$285,105

TRANSPORTATION --- 1.55%
12,314 Arkansas Best Corp ^^ 402,175
28,465 Heartland Express Inc ^^ 406,480
19,394 Hub Group Inc* 582,402
26,221 Kirby Corp* 1,157,395
28,430 Knight Transportation Inc ^^ 489,280
26,954 Landstar System Inc ^^ 1,131,259
13,922 Old Dominion Freight Line Inc* 333,710
$4,502,701

UNIT INVESTMENT TRUST --- 0.07%
3,000 iShares SmallCap 600 Index Fund 209,190
$209,190

UTILITIES --- 3.65%
43,799 Atmos Energy Corp 1,240,388
25,945 Avista Corp ^^ 527,981
35,249 Energen Corp (1) 2,013,423
10,630 Laclede Group Inc 343,136
13,784 New Jersey Resources Corp ^^ 683,549
13,056 Northwest Natural Gas Co 596,659
36,377 Piedmont Natural Gas Co Inc ^^ 912,699
14,500 South Jersey Industries Inc 504,600
58,954 Southern Union Co (1) 1,834,059
20,834 Southwest Gas Corp 589,394
52,363 UGI Corp 1,360,391
$10,606,279

WATER --- 0.11%
8,379 American States Water Co ^^ 326,781
$326,781

TOTAL COMMON STOCK --- 98.00% $285,130,056
(Cost $239,402,647)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

5,473,000 Federal Home Loan Bank 5,471,784
          4.060% October 1, 2007
350,000 United States of America (1) 349,425
          5.000%, October 11, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.00% $5,821,209
(Cost $5,821,209)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100% $290,951,265
(Cost $245,223,856)

Legend
* Non-income Producing Security

d Security is fair valued at September 30, 2007.
(1) Collateral or Segregated Assets for Futures
@ Security has no market value at September 30, 2007.
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2007, the Maxim Index 600 Portfolio had 15 open Russell 2000 futures contracts. The contracts expire in December 2007 and the Portfolio has recorded unrealized appreciation of $182,500.

At September 30, 2007, the U.S. Federal income tax cost basis was $246,552,735. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,227,051 and gross depreciation of securities in which there was an excess of tax cost over value of $22,828,521, resulting in net appreciation of $44,398,530.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

COMMON STOCK

AEROSPACE & DEFENSE --- 3.11%
83,300 Precision Castparts Corp 12,326,734
$12,326,734

AGRICULTURE --- 4.45%

71,460 Bunge Ltd 7,678,377
116,260 Monsanto Co 9,968,132
$17,646,509

BANKS --- 4.00%
446,530 Wells Fargo & Co 15,905,399
$15,905,399

BIOTECHNOLOGY --- 10.42%
186,985 Celgene Corp* 13,333,900
85,000 Genentech Inc* 6,631,700
523,970 Gilead Sciences Inc 21,414,654
$41,380,254

CHEMICALS --- 6.26%
235,035 Potash Corp of Saskatchewan Inc 24,843,200
$24,843,200

COMPUTER HARDWARE & SYSTEMS --- 16.21%
233,730 Apple Computer Inc* 35,886,903
289,095 Research in Motion Ltd 28,490,312
$64,377,215

COMPUTER SOFTWARE & SERVICES --- 5.01%
110,902 Akamai Technologies Inc* 3,189,402
66,830 Electronic Arts Inc* 3,741,812
22,825 Google Inc* 12,947,938
$19,879,152

ELECTRONIC INSTRUMENTS & EQUIP --- 1.38%
114,040 Sony Corp sponsored ADR 5,480,762
$5,480,762

HOUSEHOLD GOODS --- 4.26%
240,795 Procter & Gamble Co 16,937,520
$16,937,520

INVESTMENT BANK/BROKERAGE FIRM --- 6.88%
56,590 Bear Stearns Co Inc 6,949,818
63,480 Goldman Sachs Group Inc 13,758,655
18,892 KKR Private Equity Investors LP 368,394
29,160 Lehman Brothers Holdings Inc 1,800,047
62,680 Merrill Lynch & Co Inc 4,467,830
$27,344,744

LEISURE & ENTERTAINMENT --- 1.94%
145,935 Boyd Gaming Corp 6,253,315
16,498 Harrah's Entertainment Inc 1,434,171
$7,687,486

MEDICAL PRODUCTS --- 1.87%
51,680 Alcon Inc 7,437,786
$7,437,786

OIL & GAS --- 17.26%
49,430 Apache Corp 4,451,666
219,495 ConocoPhillips 19,265,076
478,810 Continental Resources Inc* 8,685,613
50,555 EOG Resources 3,656,643
76,405 Hess Corp 5,083,225
80,590 Occidental Petroleum Corp 5,164,207
185,010 Suncor Energy Inc 17,540,798
69,970 Valero Energy Corp 4,700,585
$68,547,813

RETAIL --- 4.54%
90,554 Abercrombie & Fitch Co 7,307,708
169,425 JC Penney Co Inc 10,736,462
$18,044,170

SPECIALIZED SERVICES --- 0.44%
36,035 Lamar Advertising Co 1,764,634
$1,764,634

TELEPHONE & TELECOMMUNICATIONS --- 1.64%
297,050 Time Warner Telecom Inc ^^* 6,526,189
$6,526,189

TOTAL COMMON STOCK --- 89.67% $356,129,567
(Cost $231,603,266)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

20,100,000 Federal Farm Credit Bank 20,092,307
          4.660% October 2, 2007
19,950,000 Federal Home Loan Bank 19,945,566
          4.060% October 1, 2007
1,000,000 Tennessee Valley Authority 999,556          4.060% October 3, 2007

TOTAL SHORT-TERM INVESTMENTS --- 10.33% $41,037,429
(Cost $41,037,429)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100% $397,166,996
(Cost $272,640,695)

Legend
* Non-income Producing Security
ADR – American Depository Receipt
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2007, the U.S. Federal income tax cost basis was $272,653,046. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $130,209,790 and gross depreciation of securities in which there was an excess of tax cost over value of $5,695,840, resulting in net appreciation of $124,513,950.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 3.33%
75,963 AAR Corp ^^* 2,304,717
29,272 Argon ST Inc ^^* 579,586
74,964 Moog Inc* 3,293,918
64,474 Teledyne Technologies Inc* 3,442,267
$9,620,488

AGRICULTURE --- 0.41%
27,704 Scotts Co Class A 1,184,346
$1,184,346

AUTO PARTS & EQUIPMENT --- 0.92%
63,447 Commercial Vehicle Group Inc ^^* 814,025
86,995 Gentex Corp ^^ 1,865,173
$2,679,198

AUTOMOBILES --- 0.28%
34,550 Winnebago Industries Inc ^^ 825,054
$825,054

BANKS --- 7.61%
119,248 CVB Financial Corp ^^ 1,395,202
60,053 East West Bancorp Inc 2,159,506
35,238 First Community Bancorp ^^ 1,927,871
52,551 First Midwest Bancorp Inc ^^ 1,795,142
110,423 First State Bancorp ^^ 2,168,708
36,759 Hancock Holding Co ^^ 1,473,301
40,768 Iberiabank Corp ^^ 2,146,435
32,186 Pennsylvania Commerce Bancorp Inc ^^* 1,013,859
59,864 Prosperity Bancshares Inc ^^ 1,985,090
66,326 Signature Bank ^^* 2,336,665
193,775 Sterling Bancshares Inc 2,210,973
55,693 United Community Banks Inc ^^ 1,365,592
$21,978,344

BIOTECHNOLOGY --- 0.60%
59,397 PerkinElmer Inc 1,734,986
$1,734,986

BROADCAST/MEDIA --- 1.52%
52,315 General Cable Corp ^^* 3,511,383
92,072 Journal Communications Inc 872,843
$4,384,226

BUILDING MATERIALS --- 1.43%
56,931 Armstrong World Industries Inc ^^* 2,310,829
23,108 Texas Industries Inc ^^ 1,813,978
$4,124,807

CHEMICALS --- 2.28%
41,821 Cytec Industries Inc 2,860,138
40,348 FMC Corp 2,098,903
24,256 Minerals Technologies Inc ^^ 1,625,152
$6,584,193

COMMUNICATIONS - EQUIPMENT --- 0.94%
36,736 ADTRAN Inc 846,030
37,318 CommScope Inc ^^* 1,874,856
$2,720,886

COMPUTER HARDWARE & SYSTEMS --- 0.88%
74,260 Electronics for Imaging Inc ^^* 1,994,624
21,765 Imation Corp ^^ 533,895
$2,528,519

COMPUTER SOFTWARE & SERVICES --- 5.10%
54,999 Alloy Inc* 516,441
128,894 Epicor Software Corp ^^* 1,774,870
133,949 InterVoice Inc ^^* 1,257,781
112,896 Investools Inc ^^* 1,364,913
56,855 Parametric Technology Corp* 990,414
138,104 Perot Systems Corp Class A ^^* 2,335,339
65,232 Progress Software Corp* 1,976,530
86,967 Quest Software Inc ^^* 1,492,354
95,127 Radiant Systems Inc ^^* 1,505,860
65,051 Sybase Inc* 1,504,630
$14,719,132

CONTAINERS --- 0.48%
23,032 Greif Inc 1,397,582
$1,397,582

COSMETICS & PERSONAL CARE --- 1.07%
124,040 Alberto-Culver Co 3,074,952
$3,074,952

DISTRIBUTORS --- 0.67%
86,207 Spartan Stores Inc ^^ 1,942,244
$1,942,244

ELECTRIC COMPANIES --- 2.16%
42,957 ALLETE Inc ^^ 1,922,755
35,291 ITC Holdings Corp ^^ 1,748,669
46,372 NorthWestern Corp ^^ 1,259,927
47,405 Portland General Electric Co ^^ 1,317,859
$6,249,210

ELECTRONIC INSTRUMENTS & EQUIP --- 7.82%
25,332 Acuity Brands Inc ^^ 1,278,759
82,724 Agilysys Inc 1,398,036
27,727 Anixter International Inc ^^* 2,286,091
39,462 Arrow International Inc 1,795,126
52,367 Excel Technology Inc* 1,306,557
42,777 Hubbell Inc Class B ^^ 2,443,422
75,620 II-IV Inc ^^* 2,611,159
75,302 Ingram Micro Inc* 1,476,672
199,324 KEMET Corp* 1,465,031
43,110 Lamson & Sessions Co* 1,162,246
83,311 Littelfuse Inc* 2,973,370
23,444 Rofin-Sinar Technologies Inc* 1,646,003
51,446 X-Rite Inc 742,880
$22,585,352

ELECTRONICS - SEMICONDUCTOR --- 2.34%
64,563 Cohu Inc 1,210,556
50,219 Diodes Inc ^^ 1,612,030
80,747 Fairchild Semiconductor International Inc* 1,508,354
38,124 Pericom Semiconductor Corp* 446,813
80,191 Verigy Ltd* 1,981,520
$6,759,273

ENGINEERING & CONSTRUCTION --- 0.67%
22,686 ESCO Technologies Inc ^^* 754,083
23,793 Michael Baker Corp* 1,166,095
$1,920,178

FINANCIAL SERVICES --- 3.14%
85,310 Dollar Financial Corp ^^* 2,433,894
70,791 Interactive Data Corp ^^ 1,996,306
95,511 JMP Group Inc ^^ 895,893
70,633 National Financial Partners Corp ^^ 3,742,136
$9,068,229

FOOD & BEVERAGES --- 1.33%
46,040 J&J Snack Foods Corp 1,603,113
39,895 Ralcorp Holdings Inc ^^* 2,226,939
$3,830,052

GOLD, METALS & MINING --- 1.20%
10,073 Haynes International Inc ^^* 859,932
45,966 Reliance Steel & Aluminum Co 2,598,918
$3,458,850

HEALTH CARE RELATED --- 1.28%
55,938 CorVel Corp* 1,293,287
49,089 Healthspring Inc* 957,236
32,976 inVentiv Health Inc* 1,445,008
$3,695,531

HOTELS/MOTELS --- 0.38%
44,443 Ambassadors International Inc ^^ 1,090,187
$1,090,187

INSURANCE RELATED --- 4.95%
158,181 American Equity Investment Life Holding Co ^^ 1,684,628
61,801 Delphi Financial Group Inc Class A 2,497,996
70,465 Employers Holdings Inc 1,452,284
67,766 First Mercury Financial Corp* 1,457,647
34,279 Midland Co ^^ 1,883,974
39,384 Navigators Group Inc* 2,136,582
34,043 RLI Corp ^^ 1,930,919
31,527 United Fire & Casualty Co ^^ 1,232,390
$14,276,420

INVESTMENT BANK/BROKERAGE FIRM --- 0.60%
29,706 Stifel Financial Corp ^^* 1,718,195
$1,718,195

LEISURE & ENTERTAINMENT --- 1.48%
102,555 Live Nation ^^* 2,179,294
35,111 National CineMedia Inc ^^ 786,486
44,254 Steinway Musical Instruments Inc ^^ 1,310,803
$4,276,583

MACHINERY --- 2.43%
25,703 CLARCOR Inc ^^ 879,300
50,387 Harsco Corp 2,986,437
27,079 Nordson Corp ^^ 1,359,637
48,106 Wabtec Corp 1,802,051
$7,027,425

MANUFACTURING --- 3.33%
36,277 Actuant Corp Class A ^^ 2,356,917
40,793 Barnes Group Inc ^^ 1,302,113
92,148 McGrath Rentcorp 3,063,000
114,713 Mueller Water Products Inc ^^ 1,421,294
38,703 RBC Bearings Inc* 1,484,260
$9,627,584

MEDICAL PRODUCTS --- 0.76%
52,411 West Pharmaceutical Services Inc ^^ 2,183,442
$2,183,442

MISCELLANEOUS --- 0.21%
22,016 Walter Industries Inc ^^ 592,230
$592,230

OIL & GAS --- 6.47%
26,565 ATP Oil & Gas Corp ^^* 1,249,352
45,656 Denbury Resources Inc* 2,040,367
60,259 Dresser-Rand Group Inc* 2,573,662
20,586 Exterran Holdings Inc ^^* 1,653,879
84,199 Helix Energy Solutions Group Inc* 3,575,090
78,175 Mariner Energy Inc ^^* 1,619,004
33,196 Oceaneering International Inc* 2,516,257
54,256 Penn Virginia Corp ^^ 2,386,179
50,211 TETRA Technologies Inc* 1,061,461
$18,675,251

PAPER & FOREST PRODUCTS --- 0.51%
51,192 Rock-Tenn Co Class A ^^ 1,479,449
$1,479,449

PERSONAL LOANS --- 0.75%
92,562 First Cash Financial Services Inc ^^* 2,167,802
$2,167,802

PHARMACEUTICALS --- 1.23%
63,527 Perrigo Co ^^ 1,356,301
83,976 Sciele Pharma Inc ^^* 2,185,056
$3,541,357

POLLUTION CONTROL --- 1.31%
59,674 American Ecology Corp 1,264,492
78,858 Waste Connections Inc 2,504,530
$3,769,022

PRINTING & PUBLISHING --- 1.51%
79,180 John Wiley & Sons Inc Class A ^^ 3,557,557
57,088 PRIMEDIA Inc ^^ 801,516
$4,359,073

RAILROADS --- 0.44%
44,332 Genesee & Wyoming Inc ^^* 1,278,535
$1,278,535

REAL ESTATE --- 3.41%
50,783 Corporate Office Properties Trust REIT ^^ 2,114,096
34,791 Health Care Inc REIT ^^ 1,539,154
116,773 Kite Realty Group Trust REIT 2,195,332
56,328 LaSalle Hotel Properties REIT ^^ 2,370,282
36,117 Potlatch Corp REIT ^^ 1,626,349
$9,845,213

RESTAURANTS --- 1.65%
57,907 Bob Evans Farms Inc 1,747,633
38,925 CEC Entertainment Inc* 1,045,915
195,645 Cosi Inc ^^* 676,932
37,520 Mortons Restaurant Group Inc* 596,568
54,944 Triarc Cos Inc ^^ 687,349
$4,754,397

RETAIL --- 4.26%
53,575 Casey's General Stores Inc 1,484,028
93,691 Dollar Tree Stores Inc* 3,798,233
79,395 Jo-Ann Stores Inc ^^* 1,675,235
197,805 Sally Beauty Holdings Inc ^^* 1,671,452
85,007 Sonic Automotive Inc 2,035,068
86,832 Winn-Dixie Stores Inc ^^* 1,625,495
$12,289,511

SPECIALIZED SERVICES --- 6.02%
122,960 Advanta Corp Class A ^^ 3,371,563
4,140 Angelica Corp 81,599
130,045 Broadridge Financial Solutions Inc 2,464,353
21,245 Harte-Hanks Inc ^^ 418,102
147,586 Rollins Inc ^^ 3,939,065
65,716 Standard Parking Corp* 2,614,840
123,398 Wright Express Corp ^^* 4,502,793
$17,392,315

TELEPHONE & TELECOMMUNICATIONS --- 2.49%
91,220 Anaren Microwave Inc* 1,286,202
111,630 Harris Stratex Networks Inc ^^* 1,950,176
21,245 Iowa Telecommunications Services Inc ^^ 421,713
151,306 Sirenza Microdevices Inc ^^* 2,616,081
36,344 SureWest Communicatons ^^ 908,963
$7,183,135

TEXTILES --- 2.09%
85,450 Fossil Inc ^^* 3,192,412
101,754 Hanesbrands Inc* 2,855,217
$6,047,629

TRANSPORTATION --- 0.92%
64,043 Celadon Group Inc ^^* 753,786
76,722 Genesis Lease Ltd 1,908,843
$2,662,629

UTILITIES --- 1.19%
131,758 UGI Corp 3,423,073
$3,423,073

WATER --- 0.66%
28,807 American States Water Co ^^ 1,123,473
41,434 Middlesex Water Co 783,103
$1,906,576

TOTAL COMMON STOCK --- 96.51% $278,632,665
(Cost $232,668,281)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

10,067,000 Federal Home Loan Bank 10,064,763
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.49% $10,064,763
(Cost $10,064,763)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100% $288,697,428
(Cost $242,733,044)

Legend
* Non-income Producing Security
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

At September 30, 2007, the U.S. Federal income tax cost basis was $242,799,117. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $53,095,255 and gross depreciation of securities in which there was an excess of tax cost over value of $7,196,944, resulting in net appreciation of $45,898,311.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AUTO PARTS & EQUIPMENT --- 1.20%
80,700 Bridgestone Corp 1,784,512
7,022 Continental AG 971,058
$2,755,570

AUTOMOBILES --- 3.14%
37,730 Bayerische Motoren Werke AG 2,433,413
80,500 Toyota Motor Corp 4,751,578
$7,184,991

BROADCAST/MEDIA --- 1.19%
40,950 Societe Television Francaise 1* 1,100,697
38,620 Vivendi Universal SA 1,630,070
$2,730,767

BUILDING MATERIALS --- 1.12%
191,000 Asahi Glass Co Ltd 2,569,059
$2,569,059

CHEMICALS --- 7.98%
28,542 Air Liquide 3,820,035
76,750 Bayer AG 6,109,006
3,930 Givaudan SA (registered) 3,632,106
38,010 Linde AG 4,720,288
$18,281,435

COMMUNICATIONS - EQUIPMENT --- 0.68%

391,690 Ericsson LM Class B 1,568,194
$1,568,194

COMPUTER SOFTWARE & SERVICES --- 0.48%
42,100 Satyam Computer Services Ltd 1,089,969
$1,089,969

COSMETICS & PERSONAL CARE --- 3.66%
241,000 Kao Corp 7,196,535
9,040 L'Oreal SA 1,185,929
$8,382,464

DISTRIBUTORS --- 0.79%
425,200 Li & Fung Ltd 1,804,974
$1,804,974

ELECTRIC COMPANIES --- 2.04%
25,240 E. on AG 4,666,569
$4,666,569

ELECTRONIC INSTRUMENTS & EQUIP --- 3.43%
20,400 Fanuc Ltd 2,079,694
10,400 Hirose Electric Co Ltd 1,264,859
77,960 Legrand SA 2,620,196
70,900 Omron Corp 1,876,429
$7,841,178

ELECTRONICS - SEMICONDUCTOR --- 2.28%
11,481 Samsung Electronics Co Ltd 3,605,034
160,100 Taiwan Semiconductor Manufacturing Co Ltd 1,620,212
$5,225,246

FINANCIAL SERVICES --- 0.41%
86,500 AEON Credit Service Co Ltd 930,027
$930,027

FOOD & BEVERAGES --- 7.99%
218,730 Diageo PLC 4,810,843
41,600 Heineken NV 2,729,872
23,893 Nestle SA 10,733,123
$18,273,838

FOREIGN BANKS --- 11.61%
264,227 Banca Intesa SpA 2,040,225
88,060 Banco Bilbao Vizcaya Argentaria SA 2,064,348
114,461 Credit Agricole SA 4,414,964
33,540 Erste Bank der Oesterreichischen Sparkassen AG 2,556,308
161,400 HSBC Holdings PLC sponsored ADR 2,988,522
44,640 Julius Baer Holding Ltd 3,337,696
5,911 Komercni Banka AS 1,375,651
1,429,500 PT Bank Central Asia 961,333
126,000 Shizuoka Bank Ltd 1,224,185
104,378 UBS AG 5,612,251
$26,575,483

GOLD, METALS & MINING --- 0.82%
52,250 BHP Billiton PLC 1,870,806
$1,870,806

HOUSEHOLD GOODS --- 2.97%
115,480 Reckitt Benckiser PLC 6,788,077
$6,788,077

INSURANCE RELATED --- 5.06%
114,010 AXA 5,101,504
27,411 Assicurazioni Generali SpA 1,206,211
34,586 QBE Insurance Group Ltd 1,037,319
47,527 Swiss Re 4,233,240
$11,578,274

INVESTMENT BANK/BROKERAGE FIRM --- 1.35%
183,600 Nomura Securities Co Ltd 3,078,515
$3,078,515

LEISURE & ENTERTAINMENT --- 3.20%
275,196 Ladbrokes PLC 2,430,965
371,840 William Hill PLC 4,899,439
$7,330,404

MACHINERY --- 2.59%
46,907 Schneider SA 5,926,165
$5,926,165

MANUFACTURING --- 1.54%
160,784 Smiths Group PLC 3,519,905
$3,519,905

MEDICAL PRODUCTS --- 0.72%
14,740 Synthes Inc 1,649,665
$1,649,665

MISCELLANEOUS --- 3.02%
57,630 LVMH 6,908,631
$6,908,631

OFFICE EQUIPMENT & SUPPLIES --- 3.95%
111,950 Canon Inc 6,110,882
138,000 Ricoh Co Ltd 2,919,427
$9,030,309

OIL & GAS --- 5.35%
246 INPEX Holdings Inc 2,527,141
101,230 Royal Dutch Shell PLC 4,179,600
68,080 Total SA 5,535,401
$12,242,142

PHARMACEUTICALS --- 6.81%
25,133 Actelion Ltd* 1,392,380
230,410 Glaxosmithkline PLC 6,118,999
44,460 Roche Holding AG 8,061,416
$15,572,795

RAILROADS --- 1.01%
40,630 Canadian National Railway Co 2,315,910
$2,315,910

RETAIL --- 1.63%
38,400 Next PLC 1,544,611
242,950 Tesco PLC 2,183,399
$3,728,010

SPECIALIZED SERVICES --- 3.86%
20,470 Pernod-Ricard SA 4,466,803
321,460 WPP Group PLC 4,357,297
$8,824,100

TELEPHONE & TELECOMMUNICATIONS --- 1.29%
1,089,604 Singapore Telecommunications Ltd 2,948,642
$2,948,642

TOYS --- 0.84%
3,700 Nintendo Co Ltd 1,926,261
$1,926,261

TRANSPORTATION --- 1.64%
89,250 TNT NV 3,741,605
$3,741,605

UTILITIES --- 2.09%
61,000 BG Group PLC 1,056,480
42,780 Gaz de France 2,222,908
324,000 Tokyo Gas Co 1,509,076
$4,788,464

WATER --- 0.88%
34,000 Suez SA* 2,002,310
$2,002,310

TOTAL COMMON STOCK --- 98.62% $225,650,754
(Cost $175,888,835)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

3,169,000 Federal Home Loan Bank 3,168,296
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.38% $3,168,296
(Cost $3,168,296)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100% $228,819,050
(Cost $179,057,131)

Legend
* Non-income Producing Security
ADR – American Depository Receipt
See Attached Summary of Investments by Country.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $179,178,437. The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $53,039,526 and gross depreciation of securities in which there was an excess of tax cost over value of $3,398,913, resulting in net appreciation of $49,640,613.

M AXIM SERIES FUND, INC.

MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Australia	$1,037,319	0.45%
Austria	2,556,308	1.12%
Canada	2,315,910	1.01%
Czech Republic	1,375,651	0.60%
France	46,935,613	20.51%
Germany	18,900,334	8.26%
Hong Kong	1,804,974	0.79%
India	1,089,969	0.48%
Indonesia	961,333	0.42%
Italy	3,246,436	1.42%
Japan	41,748,180	18.25%
Korea	3,605,034	1.58%
Netherlands	6,471,477	2.83%
Singapore	2,948,642	1.29%
Spain	2,064,348	0.90%
Sweden	1,568,194	0.69%
Switzerland	38,651,877	16.89%
Taiwan	1,620,212	0.71%
United Kingdom	46,748,943	20.42%
United States	3,168,296	1.38%
	$228,819,050	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 2.83%
51,456 Boeing Co 5,402,365
26,645 General Dynamics Corp 2,250,703
8,222 Goodrich Corp 560,987
49,143 Honeywell International Inc 2,922,534
8,283 L-3 Communications Holdings Inc 846,026
22,803 Lockheed Martin Corp 2,473,897
22,563 Northrop Grumman Corp 1,759,914
9,055 Precision Castparts Corp 1,339,959
28,719 Raytheon Co 1,832,847
10,946 Rockwell Collins Inc 799,496
65,122 United Technologies Corp 5,241,019
$25,429,747

AGRICULTURE --- 0.49%
42,259 Archer-Daniels-Midland Co 1,397,928
35,817 Monsanto Co 3,070,950
$4,468,878

AIR FREIGHT --- 0.90%
11,330 CH Robinson Worldwide Inc 615,106
20,274 FedEx Corp 2,123,702
3,932 Ryder System Inc 192,668
68,929 United Parcel Service Inc Class B 5,176,568
$8,108,044

AIRLINES --- 0.08%
49,061 Southwest Airlines Co 726,103
$726,103

AUTO PARTS & EQUIPMENT --- 0.22%
13,846 Goodyear Tire & Rubber Co* 421,057
13,003 Johnson Controls Inc 1,535,784
$1,956,841

AUTOMOBILES --- 0.28%
137,852 Ford Motor Co* 1,170,363
37,151 General Motors Corp 1,363,442
$2,533,805

BANKS --- 5.09%
36,240 BB&T Corp 1,463,734
291,357 Bank of America Corp (1) 14,646,516
10,051 Comerica Inc 515,415
12,617 Commerce Bancorp Inc 489,287
35,173 Fifth Third Bancorp 1,191,661
8,288 First Horizon National Corp ^^ 220,958
24,022 Huntington Bancshares Inc 407,894
25,566 KeyCorp 826,549
4,924 M&T Bank Corp 509,388
17,505 Marshall & Ilsley Corp 766,194
41,577 National City Corp 1,043,167
22,454 PNC Financial Services Group 1,529,117
46,218 Regions Financial Corp 1,362,507
22,922 SunTrust Banks Inc 1,734,508
21,496 Synovus Financial Corp 602,963
113,354 US Bancorp 3,687,406
124,947 Wachovia Corp 6,266,092
219,465 Wells Fargo & Co 7,817,343
7,066 Zions Bancorp 485,222
$45,565,921

BIOTECHNOLOGY --- 1.52%
71,352 Amgen Inc* 4,036,383
12,037 Applera Corp - Applied Biosystems Group 416,962
18,910 Biogen Idec Inc* 1,254,300
25,126 Celgene Corp* 1,791,735
17,320 Genzyme Corp* 1,073,147
60,823 Gilead Sciences Inc 2,485,836
3,540 Millipore Corp* 268,332
7,964 PerkinElmer Inc 232,628
28,007 Thermo Fisher Scientific Inc* 1,616,564
6,553 Waters Corp* 438,527
$13,614,414

BROADCAST/MEDIA --- 1.01%
44,967 CBS Corp 1,416,461
32,689 Clear Channel Communications Inc 1,223,876
202,922 Comcast Corp 4,906,654
49,872 DIRECTV Group Inc* 1,210,892
5,895 EW Scripps Co 247,590
$9,005,473

BUILDING MATERIALS --- 0.17%
11,913 American Standard Cos Inc 424,341
24,104 Masco Corp 558,490
6,271 Vulcan Materials Co 559,060
$1,541,891

CHEMICALS --- 1.36%
14,192 Air Products & Chemicals Inc 1,387,410
3,676 Ashland Inc 221,332
62,377 Dow Chemical Co 2,685,954
60,442 EI du Pont de Nemours & Co 2,995,506
5,517 Eastman Chemical Co 368,149
11,434 Ecolab Inc 539,685
7,616 Hercules Inc 160,088
5,863 International Flavors & Fragrances Inc 309,918
10,770 PPG Industries Inc 813,674
21,001 Praxair Inc 1,759,044

9,022 Rohm & Haas Co 502,255
8,624 Sigma-Aldrich Corp 420,334
$12,163,349

COMMUNICATIONS - EQUIPMENT --- 2.73%
29,992 Avaya Inc* 508,664
5,638 CIENA Corp* 214,695
399,921 Cisco Systems Inc (1)* 13,241,384
103,280 Corning Inc 2,545,852
13,890 JDS Uniphase Corp 207,794
151,970 Motorola Inc 2,816,004
109,930 QUALCOMM Inc 4,645,642
28,769 Tellabs Inc* 273,881
$24,453,916

COMPUTER HARDWARE & SYSTEMS --- 4.29%
57,105 Apple Computer Inc* 8,767,902
149,151 Dell Inc* 4,116,568
137,699 EMC Corp* 2,864,139
169,276 Hewlett-Packard Co 8,428,252
89,330 International Business Machines Corp (1) 10,523,074
6,201 Lexmark International Group Inc Class A* 257,528
11,851 NCR Corp* 590,180
23,355 Network Appliance Inc* 628,483
9,646 QLogic Corp* 129,739
14,958 Sandisk Corp* 824,186
232,267 Sun Microsystems Inc* 1,303,018
$38,433,069

COMPUTER SOFTWARE & SERVICES --- 5.07%
38,631 Adobe Systems Inc* 1,686,629
10,870 Akamai Technologies Inc* 312,295
15,104 Autodesk Inc* 754,747
13,204 BMC Software Inc* 412,361
25,518 CA Inc 656,323
11,800 Citrix Systems Inc* 475,776
9,500 Cognizant Technology Solutions Corp 757,815
19,887 Compuware Corp* 159,494
20,421 Electronic Arts Inc* 1,143,372
15,168 Google Inc* 8,604,351
22,243 Intuit Inc* 673,963
33,749 Juniper Networks Inc* 1,235,551
529,401 Microsoft Corp (1) 15,596,153
22,969 Novell Inc* 175,483
258,500 Oracle Corp* 5,596,525
59,050 Symantec Corp* 1,144,389
22,975 Unisys Corp* 152,095
16,003 VeriSign Inc* 539,941
88,451 Yahoo! Inc* 2,374,025
74,907 eBay Inc* 2,922,871
$45,374,159

CONGLOMERATES --- 3.88%
47,006 3M Co 4,398,821
672,751 General Electric Co (1) 27,851,891

16,393 Textron Inc 1,019,809
32,639 Tyco International Ltd 1,447,213
$34,717,734

CONTAINERS --- 0.16%
6,722 Ball Corp 361,308
6,856 Bemis Co Inc 199,578
8,581 Pactiv Corp* 245,931
10,600 Sealed Air Corp 270,936
6,959 Temple-Inland Inc 366,252
$1,444,005

COSMETICS & PERSONAL CARE --- 0.15%
28,406 Avon Products Inc 1,066,077
7,525 Estee Lauder Cos 319,512
$1,385,589

DISTRIBUTORS --- 0.27%
11,162 Genuine Parts Co 558,100
40,050 SYSCO Corp 1,425,380
4,707 WW Grainger Inc 429,231
$2,412,711

ELECTRIC COMPANIES --- 2.56%
10,905 Allegheny Energy Inc* 569,895
13,627 Ameren Corp 715,418
26,210 American Electric Power Co Inc 1,207,757
21,086 CenterPoint Energy Inc 338,009
17,791 Consolidated Edison Inc 823,723
11,202 DTE Energy Co 542,625
19,112 Dominion Resources Inc 1,611,142
21,396 Edison International 1,186,408
12,853 Entergy Corp 1,391,851
44,263 Exelon Corp 3,335,660
26,716 FPL Group Inc 1,626,470
20,014 FirstEnergy Corp 1,267,687
4,991 Integrys Energy Group Inc 255,689
23,202 PG&E Corp 1,109,056
25,149 PPL Corp 1,164,399
6,587 Pinnacle West Capital Corp 260,252
17,000 Progress Energy Inc 796,450
49,663 Southern Co 1,801,774
13,814 TECO Energy Inc 226,964
30,284 TXU Corp 2,073,545
27,559 Xcel Energy Inc 593,621
$22,898,395

ELECTRONIC INSTRUMENTS & EQUIP --- 0.93%
25,377 Agilent Technologies Inc* 935,904
12,065 Cooper Industries Inc 616,401
51,999 Emerson Electric Co 2,767,387
4,285 Harman International Industries Inc 370,738
13,622 Jabil Circuit Inc 311,126
14,775 MEMC Electronic Materials Inc* 869,657
9,425 Molex Inc 253,815
10,020 Rockwell Automation Inc 696,490
59,999 Solectron Corp* 233,996
4,984 Tektronix Inc 138,256
32,639 Tyco Electronics Ltd 1,156,400
$8,350,170

ELECTRONICS - SEMICONDUCTOR --- 2.61%
36,105 Advanced Micro Devices Inc* 476,586
23,370 Altera Corp 562,750
20,428 Analog Devices Inc 738,676
90,477 Applied Materials Inc 1,872,874
30,797 Broadcom Corp Class A* 1,122,243
383,442 Intel Corp (1) 9,915,810
12,684 KLA-Tencor Corp 707,514
47,016 LSI Logic Corp ^^* 348,859
14,569 Linear Technology Corp 509,769
14,270 Microchip Technology Inc 518,286
49,689 Micron Technology Inc* 551,548
36,029 NVIDIA Corp 1,305,691
15,784 National Semiconductor Corp 428,062
8,122 Novellus Systems Inc* 221,406
12,452 Teradyne Inc* 171,838
93,826 Texas Instruments Inc 3,433,093
19,427 Xilinx Inc 507,822
$23,392,827

ENGINEERING & CONSTRUCTION --- 0.09%
5,801 Fluor Corp 835,228
$835,228

FINANCIAL SERVICES --- 5.78%
12,340 American Capital Strategies Ltd ^^ 527,288
15,448 Ameriprise Financial Inc 974,923
74,712 Bank of New York Mellon Corp 3,297,788
12,525 CIT Group Inc 503,505
3,489 CME Group Inc 2,049,264
326,628 Citigroup Inc (1) 15,243,729
37,812 Countrywide Financial Corp 718,806
63,919 Fannie Mae 3,886,914
5,748 Federated Investors Inc Class B 228,196
10,656 Franklin Resources Inc 1,358,640
42,692 Freddie Mac 2,519,255
34,910 Hudson City Bancorp Inc ^^ 536,916
4,600 IntercontinentalExchange Inc* 698,740
222,179 JPMorgan Chase & Co (1) 10,180,242
10,357 Janus Capital Group Inc 292,896
8,719 Legg Mason Inc 734,925
5,381 MGIC Investment Corp 173,860
14,542 Moody's Corp 732,917
12,578 Northern Trust Corp 833,544
17,440 Principal Financial Group 1,100,290
23,593 Sovereign Bancorp Inc 402,025
25,577 State Street Corp 1,743,328
17,412 T Rowe Price Group Inc 969,674
57,498 Washington Mutual Inc 2,030,254
$51,737,919

FOOD & BEVERAGES --- 3.45%
49,215 Anheuser-Busch Co Inc 2,460,258
5,676 Brown-Forman Corp 425,189
14,754 Campbell Soup Co 545,898
130,643 Coca-Cola Co 7,508,053
18,708 Coca-Cola Enterprises Inc 453,108
32,154 ConAgra Foods Inc 840,184
12,737 Constellation Brands Inc* 308,363
8,496 Dean Foods Co 217,328
21,678 General Mills Inc 1,257,541
20,956 HJ Heinz Co 968,167
11,097 Hershey Co 515,012
17,425 Kellogg Co 975,800
103,526 Kraft Foods Inc 3,572,682
8,509 McCormick & Co Inc 306,069
4,476 Molson Coors Brewing Co Class B 446,123
9,200 Pepsi Bottling Group Inc 341,964
106,091 PepsiCo Inc 7,772,227
47,563 Sara Lee Corp 793,826
18,060 Tyson Foods Inc Class A 322,371
14,262 Wm Wrigley Jr Co 916,048
$30,946,211

GOLD, METALS & MINING --- 1.15%
58,041 Alcoa Inc 2,270,564
6,714 Allegheny Technologies Inc 738,204
11,975 CONSOL Energy Inc 558,035
25,064 Freeport-McMoRan Copper & Gold Inc 2,628,963
29,647 Newmont Mining Corp 1,326,110
18,901 Nucor Corp 1,124,042
17,433 Peabody Energy Corp 834,518
7,765 United States Steel Corp 822,624
$10,303,060

HEALTH CARE RELATED --- 2.19%
33,577 Aetna Inc 1,822,224
11,831 AmerisourceBergen Corp 536,299
18,570 CIGNA Corp 989,595
23,932 Cardinal Health Inc 1,496,468
10,265 Coventry Health Care Inc* 638,586
16,930 Express Scripts Inc Class A 945,033
11,068 Humana Inc* 773,432
12,798 IMS Health Inc 392,131
7,701 Laboratory Corp of America Holdings* 602,449
4,812 Manor Care Inc 309,893
19,432 McKesson Corp 1,142,407
17,781 Medco Health Solutions Inc* 1,607,225
9,185 Patterson Cos Inc* 354,633
10,263 Quest Diagnostics Inc 592,894
31,105 Tenet Healthcare Corp* 104,513
86,995 UnitedHealth Group Inc 4,213,168
39,649 WellPoint Inc* 3,129,099
$19,650,049

HOMEBUILDING --- 0.11%
7,875 Centex Corp 209,239
17,938 DR Horton Inc 229,786
5,047 KB Home 126,478
9,155 Lennar Corp 207,361
13,944 Pulte Homes Inc 189,778
$962,642

HOTELS/MOTELS --- 0.53%
28,648 Carnival Corp 1,387,423
25,637 Hilton Hotels Corp 1,191,864
20,983 Marriott International Inc Class A 912,131
13,776 Starwood Hotels & Resorts Worldwide Inc 836,892
11,723 Wyndham Worldwide Corp 384,045
$4,712,355

HOUSEHOLD GOODS --- 2.48%
4,315 Black & Decker Corp 359,440
9,082 Clorox Co 553,911
33,486 Colgate-Palmolive Co 2,388,222
10,061 Fortune Brands Inc 819,871
27,943 Kimberly-Clark Corp 1,963,275
11,468 Leggett & Platt Inc 219,727
18,141 Newell Rubbermaid Inc 522,824
204,911 Procter & Gamble Co (1) 14,413,440
3,806 Snap-on Inc 188,549
5,388 Stanley Works 302,428
5,125 Whirlpool Corp 456,638
$22,188,325

INSURANCE RELATED --- 4.39%
21,601 ACE Ltd 1,308,373
32,076 AFLAC Inc 1,829,615
38,415 Allstate Corp 2,196,954
6,677 Ambac Financial Group Inc 420,050
168,380 American International Group Inc (1) 11,390,907
19,225 Aon Corp 861,472
6,340 Assurant Inc 339,190
25,826 Chubb Corp 1,385,307
11,294 Cincinnati Financial Corp 489,143
29,060 Genworth Financial Inc 893,014
20,863 Hartford Financial Services Group Inc 1,930,871
10,810 Leucadia National Corp 521,258
17,778 Lincoln National Corp 1,172,815
29,195 Loews Corp 1,411,578
8,311 MBIA Inc 507,387
35,586 Marsh & McLennan Cos Inc 907,443
48,779 MetLife Inc 3,401,360
47,534 Progressive Corp 922,635
30,135 Prudential Financial Inc 2,940,573
6,836 SAFECO Corp 418,500
6,286 Torchmark Corp 391,744
43,102 Travelers Cos Inc 2,169,755
23,680 Unum Group 579,450
11,934 XL Capital Ltd Class A 945,173
$39,334,567

INVESTMENT BANK/BROKERAGE FIRM --- 2.12%
7,632 Bear Stearns Co Inc 937,286
62,221 Charles Schwab Corp 1,343,974
27,919 E*TRADE Financial Corp* 364,622
26,639 Goldman Sachs Group Inc 5,773,737
34,847 Lehman Brothers Holdings Inc 2,151,105
56,590 Merrill Lynch & Co Inc 4,033,735
69,109 Morgan Stanley 4,353,867
$18,958,326

LEISURE & ENTERTAINMENT --- 1.99%
5,837 Brunswick Corp 133,434
16,498 Harley-Davidson Inc 762,373
12,291 Harrah's Entertainment Inc 1,068,457
10,498 Hasbro Inc 292,684
22,032 International Game Technology 949,579
25,904 Mattel Inc 607,708
151,999 News Corp 3,342,458
244,855 Time Warner Inc 4,495,538
45,078 Viacom Inc Class B* 1,756,690
127,441 Walt Disney Co 4,382,696
$17,791,617

MACHINERY --- 1.78%
41,966 Caterpillar Inc 3,291,393
6,832 Cummins Inc 873,744
16,188 Danaher Corp 1,338,909
14,574 Deere & Co 2,163,073
13,431 Dover Corp 684,309
9,569 Eaton Corp 947,714
11,892 ITT Corp 807,824
27,547 Illinois Tool Works Inc 1,642,903
18,822 Ingersoll-Rand Co 1,025,234
16,320 PACCAR Inc 1,391,280
8,051 Pall Corp 313,184
7,632 Parker-Hannifin Corp 853,487
6,695 Terex Corp* 595,989
$15,929,043

MEDICAL PRODUCTS --- 1.72%
3,642 Bausch & Lomb Inc 233,088
42,332 Baxter International Inc 2,382,445
15,981 Becton Dickinson & Co 1,311,241
87,586 Boston Scientific Corp* 1,221,825
6,793 CR Bard Inc 599,075
32,639 Covidien Ltd* 1,354,519
10,310 Hospira Inc* 427,350
74,463 Medtronic Inc 4,200,458
22,382 St Jude Medical Inc* 986,375
15,575 Stryker Corp 1,070,937
8,295 Varian Medical Systems Inc* 347,478
15,507 Zimmer Holdings Inc* 1,255,912
$15,390,703

OFFICE EQUIPMENT & SUPPLIES --- 0.24%
6,990 Avery Dennison Corp 398,570
14,440 Pitney Bowes Inc 655,865
61,446 Xerox Corp* 1,065,474
$2,119,909

OIL & GAS --- 11.38%
30,455 Anadarko Petroleum Corp 1,636,956
21,797 Apache Corp 1,963,038
19,146 BJ Services Co 508,326
20,981 Baker Hughes Inc 1,896,053
26,941 Chesapeake Energy Corp 949,940
139,973 Chevron Corp (1) 13,098,673
106,843 ConocoPhillips 9,377,610
29,283 Devon Energy Corp 2,436,346
9,715 ENSCO International Inc 545,012
16,071 EOG Resources 1,162,415
45,995 El Paso Corp 780,535
364,170 Exxon Mobil Corp (1) 33,707,560
58,448 Halliburton Co 2,244,403
18,163 Hess Corp 1,208,384
44,720 Marathon Oil Corp 2,549,934
12,383 Murphy Oil Corp 865,448
18,462 Nabors Industries Ltd* 568,076
11,700 National-Oilwell Inc 1,690,650
17,632 Noble Corp 864,850
54,542 Occidental Petroleum Corp 3,495,051
7,254 Rowan Cos Inc 265,351
78,275 Schlumberger Ltd 8,218,875
13,169 Smith International Inc ^^ 940,267
41,499 Spectra Energy Corp 1,015,896
7,908 Sunoco Inc 559,728
9,000 Tesoro Corp* 414,180
19,000 Transocean Inc* 2,147,950
36,365 Valero Energy Corp 2,443,001
22,131 Weatherford International Ltd* 1,486,761
39,406 Williams Cos Inc 1,342,168
25,330 XTO Energy Inc 1,566,407
$101,949,844

PAPER & FOREST PRODUCTS --- 0.27%
28,207 International Paper Co 1,011,785
12,036 MeadWestvaco Corp 355,423
14,175 Weyerhaeuser Co 1,024,853
$2,392,061

PERSONAL LOANS --- 0.94%
77,665 American Express Co 4,610,971
27,431 Capital One Financial Corp 1,822,241
31,329 Discover Financial Services 651,643
27,092 SLM Corp 1,345,660
$8,430,515

PHARMACEUTICALS --- 6.06%
101,477 Abbott Laboratories 5,441,197
20,190 Allergan Inc 1,301,649
7,038 Barr Laboratories Inc* 400,533
129,867 Bristol-Myers Squibb Co 3,742,767
64,796 Eli Lilly & Co 3,688,836
20,755 Forest Laboratories Inc* 773,954
190,048 Johnson & Johnson (1) 12,486,154
16,024 King Pharmaceuticals Inc* 187,801
142,899 Merck & Co Inc 7,386,449
16,331 Mylan Laboratories Inc 260,643
454,819 Pfizer Inc (1) 11,111,228
106,327 Schering-Plough Corp 3,363,123
6,724 Watson Pharmaceuticals Inc* 217,858
88,288 Wyeth 3,933,230
$54,295,422

PHOTOGRAPHY/IMAGING --- 0.06%
18,843 Eastman Kodak Co 504,239
$504,239

POLLUTION CONTROL --- 0.17%
18,929 Allied Waste Industries Inc* 241,345
34,079 Waste Management Inc 1,286,141
$1,527,486

PRINTING & PUBLISHING --- 0.34%
4,286 Dow Jones & Co Inc 255,874
15,291 Gannett Co Inc 668,217
22,256 McGraw-Hill Cos Inc 1,133,053
2,531 Meredith Corp 145,026
9,444 New York Times Co 186,613
14,584 RR Donnelley & Sons Co 533,191
5,054 Tribune Co 138,075
$3,060,049

RAILROADS --- 0.69%
19,722 Burlington Northern Santa Fe Corp 1,600,835
28,819 CSX Corp 1,231,436
25,845 Norfolk Southern Corp 1,341,614
17,493 Union Pacific Corp 1,977,759
$6,151,644

REAL ESTATE --- 1.26%
6,346 Apartment Investment & Management Co REIT 286,395
14,689 Archstone-Smith Trust REIT 883,396
5,235 Avalonbay Communities Inc REIT 618,044
7,816 Boston Properties Inc REIT 812,082
12,941 CB Richard Ellis Group Inc* 360,277
8,155 Developers Diversified Realty Corp REIT 455,620
18,193 Equity Residential REIT 770,655
16,120 General Growth Properties Inc REIT 864,354
34,290 Host Hotels & Resorts Inc REIT 769,468
16,564 Kimco Realty Corp REIT 748,858
11,457 Plum Creek Timber Co Inc REIT 512,815
16,870 ProLogis Trust REIT 1,119,325
8,178 Public Storage Inc REIT 643,200
14,674 Simon Property Group Inc REIT 1,467,400
8,785 Vornado Realty Trust REIT 960,640
$11,272,529

RESTAURANTS --- 0.81%
9,297 Darden Restaurants Inc 389,172
78,250 McDonald's Corp 4,262,278
48,934 Starbucks Corp* 1,282,071

5,730 Wendy's International Inc 200,034
34,138 Yum! Brands Inc 1,154,889
$7,288,444

RETAIL --- 4.86%
5,690 Abercrombie & Fitch Co 459,183
20,071 Amazon.com Inc* 1,869,614
9,945 AutoNation Inc* 176,225
3,006 AutoZone Inc* 349,117
17,816 Bed Bath & Beyond Inc* 607,882
26,138 Best Buy Co Inc 1,202,871
6,679 Big Lots Inc* 199,301
97,231 CVS Caremark Corp 3,853,265
11,058 Circuit City Stores Inc 87,469
28,760 Costco Wholesale Corp 1,765,001
3,994 Dillard's Inc 87,189
9,559 Family Dollar Stores Inc 253,887
32,485 Gap Inc 599,023
110,869 Home Depot Inc 3,596,590
12,539 IAC/InterActiveCorp* 372,032
14,556 JC Penney Co Inc 922,414
20,864 Kohl's Corp* 1,196,133
46,453 Kroger Co 1,324,840
20,925 Limited Brands Inc 478,973
97,082 Lowe's Cos Inc 2,720,238
28,458 Macy's Inc 919,763
12,988 Nordstrom Inc 609,007
17,906 Office Depot Inc* 369,222
4,945 OfficeMax Inc 169,465
3,930 Polo Ralph Lauren Corp 305,558
9,037 RadioShack Corp 186,704
13,794 SUPERVALU Inc 538,104
28,826 Safeway Inc 954,429
4,970 Sears Holding Corp* 632,184
7,132 Sherwin-Williams Co 468,644
46,876 Staples Inc 1,007,365
29,190 TJX Cos Inc 848,553
55,588 Target Corp 3,533,729
8,973 Tiffany & Co 469,737
157,602 Wal-Mart Stores Inc 6,879,327
65,239 Walgreen Co 3,081,890
9,124 Whole Foods Market Inc 446,711
$43,541,639

SHOES --- 0.17%
25,389 NIKE Inc Class B 1,489,319
$1,489,319

SPECIALIZED SERVICES --- 1.13%
6,537 Affiliated Computer Services Inc Class A* 328,419
9,328 Apollo Group Inc* 561,079
34,865 Automatic Data Processing Inc 1,601,349
8,854 Cintas Corp 328,483
11,422 Computer Sciences Corp* 638,490
8,893 Convergys Corp* 154,382
33,410 Electronic Data Systems Corp 729,674
9,364 Equifax Inc 356,956
11,150 Fidelity National Information Services Inc 494,726
10,956 Fiserv Inc* 557,222
21,315 H&R Block Inc 451,452
30,953 Interpublic Group of Cos Inc* 321,292
8,688 Monster Worldwide Inc* 295,913
21,556 Omnicom Group Inc 1,036,628
22,338 Paychex Inc 915,858
10,761 Robert Half International Inc 321,323
50,727 Western Union Co 1,063,745
$10,156,991

TELEPHONE & TELECOMMUNICATIONS --- 3.70%
23,008 ALLTEL Corp 1,603,197
400,455 AT&T Inc (1) 16,943,251
7,345 CenturyTel Inc 339,486
22,338 Citizens Communications Co 319,880
10,022 Embarq Corp 557,223
104,898 Qwest Communications International Inc* 960,866
186,906 Sprint Nextel Corp 3,551,214
190,579 Verizon Communications 8,438,838
31,336 Windstream Corp 442,464
$33,156,419

TEXTILES --- 0.22%
24,493 Coach Inc* 1,157,784
6,130 Jones Apparel Group Inc 129,527
6,712 Liz Claiborne Inc 230,423
5,835 VF Corp 471,176
$1,988,910

TOBACCO --- 1.21%
138,223 Altria Group Inc 9,610,645
11,230 Reynolds American Inc 714,116
10,462 UST Inc ^^ 518,915
$10,843,676

UTILITIES --- 0.84%
43,891 AES Corp* 879,576
14,741 CMS Energy Corp 247,944
11,850 Constellation Energy Group 1,016,612
82,739 Duke Energy Corp 1,546,392
32,531 Dynegy Inc Class A* 300,586
2,965 NICOR Inc 127,199
17,999 NiSource Inc 344,501
16,696 Public Service Enterprise Group Inc 1,469,081
11,334 Questar Corp 595,375
17,334 Sempra Energy 1,007,452
$7,534,718

TOTAL COMMON STOCK --- 98.73% $884,420,900
(Cost $653,141,551)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

10,743,000 Federal Home Loan Bank 10,740,612          4.060% October 1, 2007
500,000 United States of America (1) 499,179
          5.000% October 11, 2007
100,000 United States of America (1) 98,276
          4.030% March 6, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.27% $11,338,067
(Cost $11,338,067)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100% $895,758,967
(Cost $664,479,618)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2007, the Maxim S&P 500 Index® Portfolio had 29 open S&P 500 long futures contracts. The contracts expire in December 2007 and the Portfolio has recorded unrealized appreciation of $212,525.

At September 30, 2007, the U.S. Federal income tax cost basis was $665,564,093. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $253,144,786 and gross depreciation of securities in which there was an excess of tax cost over value of $22,949,912, resulting in net appreciation of $230,194,874.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 2.67%
1,140 Alliant Techsystems Inc* 124,602

26,463 Boeing Co 2,778,350
1,390 DRS Technologies Inc 76,617
13,696 General Dynamics Corp 1,156,901
4,231 Goodrich Corp 288,681
25,267 Honeywell International Inc 1,502,628
4,256 L-3 Communications Holdings Inc 434,708
11,728 Lockheed Martin Corp 1,272,371
11,606 Northrop Grumman Corp 905,268
4,660 Precision Castparts Corp 689,587
14,763 Raytheon Co 942,175
5,630 Rockwell Collins Inc 411,215
250 Sequa Corp* 41,445
33,486 United Technologies Corp 2,694,953
$13,319,501

AGRICULTURE --- 0.48%
21,730 Archer-Daniels-Midland Co 718,828
18,416 Monsanto Co 1,578,988
1,480 Scotts Co Class A 63,270
$2,361,086

AIR FREIGHT --- 0.91%
5,832 CH Robinson Worldwide Inc 316,619
7,188 Expeditors International of Washington Inc 339,992
10,433 FedEx Corp 1,092,857
2,020 Ryder System Inc 98,980
35,446 United Parcel Service Inc Class B 2,661,995
$4,510,443

AIRLINES --- 0.10%
3,090 AirTran Holdings Inc* 30,406
1,360 Alaska Air Group Inc* 31,402
6,070 JetBlue Airways Corp* 55,965
25,230 Southwest Airlines Co 373,404
$491,177

AUTO PARTS & EQUIPMENT --- 0.29%
2,440 ArvinMeritor Inc 41,041
1,956 BorgWarner Inc 179,033
4,850 Gentex Corp 103,984
7,120 Goodyear Tire & Rubber Co* 216,519
6,690 Johnson Controls Inc 790,156
2,603 Lear Corp* 83,556
1,110 Modine Manufacturing Co 29,548
$1,443,837

AUTOMOBILES --- 0.27%
70,885 Ford Motor Co* 601,814
19,105 General Motors Corp 701,154
1,170 Thor Industries Inc 52,638
$1,355,606

BANKS --- 4.92%
4,286 Associated Banc-Corp 126,994
18,640 BB&T Corp 752,870
149,835 Bank of America Corp (1) 7,532,205
1,671 Bank of Hawaii Corp 88,312
1,680 Cathay Bancorp Inc 54,113
1,379 City National Corp 95,854
5,170 Colonial BancGroup Inc 111,775
5,170 Comerica Inc 265,118
6,488 Commerce Bancorp Inc 251,605
1,992 Cullen/Frost Bankers Inc 99,839
18,088 Fifth Third Bancorp 612,821
890 First Community Bancorp 48,692
4,260 First Horizon National Corp ^^ 113,572
2,715 FirstMerit Corp 53,648
1,728 Greater Bay Bancorp 47,693
12,352 Huntington Bancshares Inc 209,737
13,149 KeyCorp 425,107
2,536 M&T Bank Corp 262,349
8,999 Marshall & Ilsley Corp 393,886
21,382 National City Corp 536,474
11,553 PNC Financial Services Group 786,759
23,761 Regions Financial Corp 700,474
1,162 SVB Financial Group* 55,032
11,788 SunTrust Banks Inc 891,998
11,052 Synovus Financial Corp 310,009
3,678 TCF Financial Corp 96,290
58,288 US Bancorp 1,896,109
64,255 Wachovia Corp 3,222,388
112,861 Wells Fargo & Co 4,020,109
1,000 Westamerica Bancorp 49,810
2,290 Wilmington Trust Corp 89,081
3,632 Zions Bancorp 249,409
$24,450,132

BIOTECHNOLOGY --- 1.69%
2,310 Affymetrix Inc* 58,605
36,698 Amgen Inc* 2,076,006
6,190 Applera Corp - Applied Biosystems Group 214,422
9,727 Biogen Idec Inc* 645,192
12,920 Celgene Corp* 921,325
2,260 Cephalon Inc* 165,116
2,293 Charles River Laboratories International Inc* 128,752
2,157 Covance Inc* 168,030
8,900 Genzyme Corp* 551,444
31,278 Gilead Sciences Inc 1,278,332
1,570 Invitrogen Corp* 128,316
10,818 Millennium Pharmaceuticals Inc* 109,803
1,820 Millipore Corp* 137,956
3,940 PDL BioPharma Inc* 85,143
4,091 PerkinElmer Inc 119,498
3,530 Pharmaceutical Product Development Inc 125,103
1,340 Techne Corp* 84,527
14,403 Thermo Fisher Scientific Inc* 831,341
1,032 Varian Inc* 65,646
990 Ventana Medical Systems Inc* 85,051
4,452 Vertex Pharmaceuticals Inc* 171,001
3,369 Waters Corp* 225,453
$8,376,062

BROADCAST/MEDIA --- 0.94%
23,121 CBS Corp 728,312
16,812 Clear Channel Communications Inc 629,441
104,356 Comcast Corp 2,523,328
25,640 DIRECTV Group Inc* 622,539
3,030 EW Scripps Co 127,260
890 Entercom Communications Corp ^^ 17,204
$4,648,084

BUILDING MATERIALS --- 0.22%
6,124 American Standard Cos Inc 218,137
1,670 Florida Rock Industries Inc 104,358
1,417 Martin Marietta Materials Inc 189,240
12,387 Masco Corp 287,007
3,225 Vulcan Materials Co 287,509
$1,086,251

CHEMICALS --- 1.57%
7,302 Air Products & Chemicals Inc 713,844
2,670 Airgas Inc 137,852
2,680 Albemarle Corp 118,456
1,893 Ashland Inc 113,978
2,280 Cabot Corp 81,008
8,151 Chemtura Corp 72,462
1,420 Cytec Industries Inc 97,114
32,082 Dow Chemical Co 1,381,451
31,084 EI du Pont de Nemours & Co 1,540,523
2,835 Eastman Chemical Co 189,180
5,880 Ecolab Inc 277,536
2,566 FMC Corp 133,483
1,460 Ferro Corp 29,171
3,908 Hercules Inc 82,146
3,011 International Flavors & Fragrances Inc 159,161
2,330 Lubrizol Corp 151,590
8,556 Lyondell Chemical Co 396,571
647 Minerals Technologies Inc 43,349
2,491 Olin Corp 55,749
5,539 PPG Industries Inc 418,471
10,806 Praxair Inc 905,111
4,087 RPM Inc 97,884
4,643 Rohm & Haas Co 258,476
1,590 Sensient Technologies Corp 45,903

4,430 Sigma-Aldrich Corp 215,918
3,394 Valspar Corp 92,351
$7,808,738

COMMUNICATIONS - EQUIPMENT --- 2.72%
13,488 3Com Corp* 66,631
3,959 ADC Telecommunications Inc* 77,636
2,050 ADTRAN Inc 47,212
5,267 Andrew Corp* 72,948
15,425 Avaya Inc* 261,608
1,700 Avocent Corp* 49,504
2,899 CIENA Corp* 110,394
205,659 Cisco Systems Inc (1)* 6,809,369
2,080 CommScope Inc* 104,499
53,112 Corning Inc 1,309,211
2,840 F5 Networks Inc 105,620
4,640 Harris Corp 268,146
7,137 JDS Uniphase Corp 106,770
78,150 Motorola Inc 1,448,120
1,620 Plantronics Inc 46,251
3,080 Polycom Inc* 82,729
4,410 Powerwave Technologies Inc* 27,166
56,534 QUALCOMM Inc 2,389,127
14,791 Tellabs Inc* 140,810
3,590 UTStarcom Inc ^^* 13,139
$13,536,890

COMPUTER HARDWARE & SYSTEMS --- 4.01%
29,366 Apple Computer Inc* 4,508,856
76,698 Dell Inc* 2,116,865
2,223 Diebold Inc 100,969
70,817 EMC Corp* 1,472,994
87,055 Hewlett-Packard Co 4,334,468
1,150 Imation Corp 28,210
45,940 International Business Machines Corp (1) 5,411,732
3,191 Lexmark International Group Inc Class A* 132,522
6,090 NCR Corp* 303,282
12,009 Network Appliance Inc* 323,162
3,510 Palm Inc* 57,108
4,956 QLogic Corp* 66,658
7,698 Sandisk Corp* 424,160
119,443 Sun Microsystems Inc* 670,075
$19,951,061

COMPUTER SOFTWARE & SERVICES --- 5.00%
1,230 ACI Worldwide Inc* 27,491
9,632 Activision Inc* 207,955
2,331 Acxiom Corp 46,130
19,866 Adobe Systems Inc* 867,350
590 Advent Software* 27,712
5,590 Akamai Technologies Inc* 160,601
7,769 Autodesk Inc* 388,217
6,795 BMC Software Inc* 212,208
13,116 CA Inc 337,344
9,370 Cadence Design Systems Inc* 207,920
6,063 Citrix Systems Inc* 244,460
4,884 Cognizant Technology Solutions Corp 389,597
10,223 Compuware Corp* 81,988
1,357 Digital River Inc* 60,726
10,502 Electronic Arts Inc* 588,007
1,930 Fair Isaac Co 69,692
2,350 Gartner Inc* 57,481
7,805 Google Inc* 4,427,542
11,442 Intuit Inc* 346,693
2,652 Jack Henry & Associates Inc 68,581
17,360 Juniper Networks Inc* 635,550
3,430 MPS Group Inc* 38,245
1,850 Macrovision Corp* 45,566
5,379 McAfee Inc* 187,566
3,020 Mentor Graphics Corp* 45,602
272,252 Microsoft Corp (1) 8,020,544
11,810 Novell Inc* 90,228
132,934 Oracle Corp* 2,878,021
3,870 Parametric Technology Corp* 67,415
1,430 SRA International Inc* 40,154
3,079 Sybase Inc* 71,217
30,364 Symantec Corp* 588,454
4,886 Synopsys Inc* 132,313
11,807 Unisys Corp* 78,162

3,380 ValueClick Inc* 75,915
8,230 VeriSign Inc* 277,680
2,580 Wind River Systems* 30,367
45,485 Yahoo! Inc* 1,220,817
38,518 eBay Inc* 1,502,972
$24,844,483

CONGLOMERATES --- 3.63%
24,168 3M Co 2,261,641
2,110 Carlisle Cos Inc 102,546
345,967 General Electric Co (1) 14,323,034
1,330 Teleflex Inc 103,634
8,432 Textron Inc 524,555
16,788 Tyco International Ltd 744,380
$18,059,790

CONTAINERS --- 0.15%
3,463 Ball Corp 186,136
3,520 Bemis Co Inc 102,467
4,410 Pactiv Corp* 126,391
5,452 Sealed Air Corp 139,353
3,578 Temple-Inland Inc 188,310
$742,657

COSMETICS & PERSONAL CARE --- 0.17%
2,842 Alberto-Culver Co 70,453
14,604 Avon Products Inc 548,088
3,869 Estee Lauder Cos 164,278
1,910 NBTY Inc* 77,546
$860,365

DISTRIBUTORS --- 0.25%
5,740 Genuine Parts Co 287,000

20,595 SYSCO Corp 732,976
2,420 WW Grainger Inc 220,680
$1,240,656

ELECTRIC COMPANIES --- 2.67%
5,610 Allegheny Energy Inc* 293,179
3,776 Alliant Energy Corp 144,696
7,009 Ameren Corp 367,973
13,480 American Electric Power Co Inc 621,158
10,839 CenterPoint Energy Inc 173,749
9,151 Consolidated Edison Inc 423,691
3,834 DPL Inc 100,681
5,758 DTE Energy Co 278,918
9,832 Dominion Resources Inc 828,838
11,001 Edison International 610,005
6,607 Entergy Corp 715,472
22,762 Exelon Corp 1,715,344
13,737 FPL Group Inc 836,309
10,294 FirstEnergy Corp 652,022
2,905 Great Plains Energy Inc 83,693
2,780 Hawaiian Electric Industries Inc 60,354
1,490 IDACORP Inc 48,783
2,562 Integrys Energy Group Inc 131,251
3,600 NSTAR 125,316
5,226 Northeast Utilities 149,307
3,096 OGE Energy Corp 102,478
11,928 PG&E Corp 570,158
2,585 PNM Resources Inc 60,179
12,940 PPL Corp 599,122
6,532 Pepco Holdings Inc 176,887
3,385 Pinnacle West Capital Corp 133,741
8,739 Progress Energy Inc 409,422
3,950 Puget Energy Inc 96,657
7,480 Sierra Pacific Resources 117,660
25,535 Southern Co 926,410
7,100 TECO Energy Inc 116,653
15,568 TXU Corp 1,065,941
3,080 Westar Energy Inc 75,645
3,947 Wisconsin Energy Corp 177,733
14,173 Xcel Energy Inc 305,286
$13,294,711

ELECTRONIC INSTRUMENTS & EQUIP --- 1.21%
13,049 Agilent Technologies Inc* 481,247
3,615 Ametek Inc 156,240
6,010 Amphenol Corp 238,958
4,175 Arrow Electronics Inc* 177,521
5,055 Avnet Inc* 201,492
2,045 CDW Corp* 178,324
6,200 Cooper Industries Inc 316,758
26,744 Emerson Electric Co 1,423,316
2,210 Harman International Industries Inc 191,209
2,000 Hubbell Inc Class B 114,240
4,930 Ingram Micro Inc* 96,677
7,006 Jabil Circuit Inc 160,017
2,820 KEMET Corp* 20,727
7,600 MEMC Electronic Materials Inc* 447,336
4,846 Molex Inc 130,503
1,930 National Instruments Corp 66,257
5,149 Rockwell Automation Inc 357,907
2,990 Roper Industries Inc 195,845
30,859 Solectron Corp* 120,350
1,866 Tech Data Corp* 74,864
2,556 Tektronix Inc 70,903
1,710 Thomas & Betts Corp* 100,274
16,788 Tyco Electronics Ltd 594,799
6,289 Vishay Intertechnology Inc* 81,946
$5,997,710

ELECTRONICS - SEMICONDUCTOR --- 2.66%
18,568 Advanced Micro Devices Inc* 245,098
12,018 Altera Corp 289,393
10,503 Analog Devices Inc 379,788
46,532 Applied Materials Inc 963,212
16,500 Atmel Corp* 85,140
15,839 Broadcom Corp Class A* 577,173
2,860 Cree Inc* 88,946
5,210 Cypress Semiconductor Corp* 152,184
4,186 Fairchild Semiconductor International Inc* 78,194
6,624 Integrated Device Technology Inc* 102,540
197,188 Intel Corp (1) 5,099,282
2,450 International Rectifier Corp* 80,826
4,489 Intersil Holding Corp 150,067
6,523 KLA-Tencor Corp 363,853
24,172 LSI Logic Corp ^^* 179,356
4,563 Lam Research Corp* 243,025
3,870 Lattice Semiconductor Corp* 17,376
7,495 Linear Technology Corp ^^ 262,250
1,880 Micrel Inc 20,304
7,337 Microchip Technology Inc 266,480
25,549 Micron Technology Inc* 283,594
18,531 NVIDIA Corp 671,563
8,112 National Semiconductor Corp 219,997
4,171 Novellus Systems Inc* 113,701
6,550 RF Micro Devices Inc* 44,082
2,138 Semtech Corp* 43,786
1,860 Silicon Laboratories Inc* 77,674
6,395 Teradyne Inc* 88,251
48,255 Texas Instruments Inc 1,765,650
4,687 TriQuint Semiconductor Inc* 23,013
9,983 Xilinx Inc 260,956
$13,236,754

ENGINEERING & CONSTRUCTION --- 0.24%
1,380 Dycom Industries Inc* 42,269
2,987 Fluor Corp 430,068
1,187 Granite Construction Inc 62,935
4,050 Jacobs Engineering Group Inc 306,099
5,700 KBR Inc* 220,989
5,730 Quanta Services Inc* 151,559
$1,213,919

FINANCIAL SERVICES --- 5.59%
6,340 American Capital Strategies Ltd 270,908
7,944 Ameriprise Financial Inc 501,346
2,770 Astoria Financial Corp 73,488
38,422 Bank of New York Mellon Corp 1,695,947
6,440 CIT Group Inc 258,888
1,801 CME Group Inc 1,057,817
167,973 Citigroup Inc (1) 7,839,300
19,442 Countrywide Financial Corp 369,592
4,172 Eaton Vance Corp 166,713
32,868 Fannie Mae 1,998,703
2,950 Federated Investors Inc Class B 117,115
5,485 Franklin Resources Inc 699,338
21,956 Freddie Mac 1,295,624
17,950 Hudson City Bancorp Inc 276,071
2,478 IndyMac Bancorp Inc 58,506
2,400 IntercontinentalExchange Inc* 364,560
114,257 JPMorgan Chase & Co (1) 5,235,256
5,330 Janus Capital Group Inc 150,732
4,481 Legg Mason Inc 377,704
2,763 MGIC Investment Corp 89,273
7,478 Moody's Corp 376,891
10,592 New York Community Bancorp Inc 201,778
6,469 Northern Trust Corp 428,701
2,700 Nuveen Investments Inc 167,238
2,921 PMI Group Inc 95,517
8,973 Principal Financial Group 566,107
2,711 Radian Group Inc 63,112
4,296 SEI Investments Co 117,195
12,131 Sovereign Bancorp Inc 206,712
13,157 State Street Corp 896,781
8,952 T Rowe Price Group Inc 498,537
2,828 Waddell & Reed Financial Class A 76,441
2,949 Washington Federal Inc 77,441
29,568 Washington Mutual Inc 1,044,046
1,848 Webster Financial Corp 77,838
$27,791,216

FOOD & BEVERAGES --- 3.31%
25,307 Anheuser-Busch Co Inc 1,265,097
2,922 Brown-Forman Corp 218,887
7,581 Campbell Soup Co 280,497
67,186 Coca-Cola Co 3,861,179
9,617 Coca-Cola Enterprises Inc 232,924
16,532 ConAgra Foods Inc 431,981
6,548 Constellation Brands Inc* 158,527
4,368 Dean Foods Co 111,733
11,154 General Mills Inc 647,044
10,779 HJ Heinz Co 497,990
2,001 Hansen Natural Corp* 113,417
5,710 Hershey Co 265,001
2,438 Hormel Foods Corp 87,232
1,942 JM Smucker Co 103,742
8,959 Kellogg Co 501,704
53,235 Kraft Foods Inc 1,837,140
738 Lancaster Colony Corp 28,169
4,377 McCormick & Co Inc 157,441
2,305 Molson Coors Brewing Co Class B 229,739
4,726 Pepsi Bottling Group Inc 175,665
2,001 PepsiAmericas Inc 64,912
54,561 PepsiCo Inc 3,997,139
24,464 Sara Lee Corp 408,304
3,939 Smithfield Foods Inc* 124,079
908 Tootsie Roll Industries Inc 24,089
9,282 Tyson Foods Inc Class A 165,684
7,335 Wm Wrigley Jr Co 471,127
$16,460,443

GOLD, METALS & MINING --- 1.24%
29,844 Alcoa Inc 1,167,497
3,455 Allegheny Technologies Inc 379,877
4,829 Arch Coal Inc 162,930
6,160 CONSOL Energy Inc 287,056
872 Carpenter Technology Corp 113,369
1,390 Cleveland-Cliffs Inc 122,278
4,040 Commercial Metals Co 127,866
12,893 Freeport-McMoRan Copper & Gold Inc 1,352,347
15,246 Newmont Mining Corp 681,954
9,718 Nucor Corp 577,929
8,964 Peabody Energy Corp 429,107
2,240 Reliance Steel & Aluminum Co 126,650
3,190 Steel Dynamics Inc 148,973
3,998 United States Steel Corp 423,548
2,321 Worthington Industries Inc ^^ 54,683
$6,156,064

HEALTH CARE RELATED --- 2.33%
17,266 Aetna Inc 937,026
6,081 AmerisourceBergen Corp 275,652
1,470 Apria Healthcare Group Inc* 38,235
9,546 CIGNA Corp 508,706
12,308 Cardinal Health Inc 769,619
2,218 Cerner Corp* 132,659
3,235 Community Health Systems Inc* 101,708
5,276 Coventry Health Care Inc* 328,220
8,704 Express Scripts Inc Class A 485,857
8,183 Health Management Associates Inc Class A 56,790
3,759 Health Net Inc* 203,174
3,012 Henry Schein Inc* 183,250
5,693 Humana Inc* 397,827
6,583 IMS Health Inc 201,703
1,070 Kindred Healthcare Inc* 19,164
3,960 Laboratory Corp of America Holdings* 309,791
1,960 LifePoint Hospitals Inc* 58,820
2,867 Lincare Holdings Inc* 105,076
2,477 Manor Care Inc 159,519
9,996 McKesson Corp 587,665
9,141 Medco Health Solutions Inc* 826,255
4,100 Omnicare Inc 135,833
4,724 Patterson Cos Inc* 182,394
1,830 Psychiatric Solutions Inc* 71,882
5,274 Quest Diagnostics Inc 304,679
15,995 Tenet Healthcare Corp* 53,743
44,737 UnitedHealth Group Inc 2,166,613
1,825 Universal Health Services Inc Class B 99,317
2,830 VCA Antech Inc* 118,153
1,410 WellCare Health Plans Inc* 148,656
20,392 WellPoint Inc* 1,609,337
$11,577,323

HOMEBUILDING --- 0.16%
1,320 Beazer Homes USA Inc 10,890
4,048 Centex Corp 107,555
9,221 DR Horton Inc 118,121
1,230 Hovnanian Enterprises Inc ^^* 13,641
2,594 KB Home 65,006
4,706 Lennar Corp 106,591
1,180 MDC Holdings Inc 48,309
193 NVR Inc* 90,758
7,162 Pulte Homes Inc 97,475
1,410 Ryland Group Inc 30,216
4,280 Toll Brothers Inc* 85,557
$774,119

HOTELS/MOTELS --- 0.49%
14,738 Carnival Corp 713,761
13,178 Hilton Hotels Corp 612,645
10,784 Marriott International Inc Class A 468,780
7,084 Starwood Hotels & Resorts Worldwide Inc 430,353
6,025 Wyndham Worldwide Corp 197,379
$2,422,918

HOUSEHOLD GOODS --- 2.42%
1,870 American Greetings Corp 49,368
2,218 Black & Decker Corp 184,759
864 Blyth Industries Inc 17,669
2,225 Church & Dwight Co Inc 104,664
4,676 Clorox Co 285,189
17,217 Colgate-Palmolive Co 1,227,916
1,922 Energizer Holdings Inc* 213,054
5,170 Fortune Brands Inc 421,303
1,630 Furniture Brands International Inc 16,528
14,371 Kimberly-Clark Corp 1,009,706
5,896 Leggett & Platt Inc 112,967
1,863 Mohawk Industries Inc* 151,462
9,325 Newell Rubbermaid Inc 268,746
105,374 Procter & Gamble Co (1) 7,412,007
1,960 Snap-on Inc 97,098
2,776 Stanley Works 155,817
2,080 Tupperware Corp 65,499
2,636 Whirlpool Corp 234,868
$12,028,620

INDEPENDENT POWER PRODUCTS --- 0.01%
1,270 Black Hills Corp 52,095
$52,095

INSURANCE RELATED --- 4.40%
11,107 ACE Ltd 672,751
16,493 AFLAC Inc 940,761
19,756 Allstate Corp 1,129,846
3,440 Ambac Financial Group Inc 216,410
2,535 American Financial Group Inc 72,298
86,589 American International Group Inc (1) 5,857,746
9,883 Aon Corp 442,857
3,217 Arthur J Gallagher & Co 93,196
3,260 Assurant Inc 174,410
3,834 Brown & Brown Inc 100,834
13,280 Chubb Corp 712,339
5,805 Cincinnati Financial Corp 251,415
1,530 Commerce Group Inc 45,089
2,136 Everest Re Group Ltd 235,473
7,455 Fidelity National Financial Inc 130,313
3,230 First American Financial Corp 118,283
14,940 Genworth Financial Inc 459,106
3,795 HCC Insurance Holdings Inc 108,689
1,750 Hanover Insurance Group Inc 77,333
10,733 Hartford Financial Services Group Inc 993,339
1,450 Horace Mann Educators Corp 28,580
5,556 Leucadia National Corp 267,910
9,143 Lincoln National Corp 603,164
15,015 Loews Corp 725,975
4,276 MBIA Inc 261,050
18,300 Marsh & McLennan Cos Inc 466,650
1,200 Mercury General Corp 64,716
25,084 MetLife Inc 1,749,107
7,818 Old Republic International Corp 146,509
24,440 Progressive Corp 474,380
2,368 Protective Life Corp 100,498
15,505 Prudential Financial Inc 1,512,978
3,518 SAFECO Corp 215,372
1,780 StanCorp Financial Group Inc 88,128
3,231 Torchmark Corp 201,356
22,168 Travelers Cos Inc 1,115,937
1,772 Unitrin Inc 87,873
12,181 Unum Group 298,069
5,557 WR Berkley Corp 164,654
6,138 XL Capital Ltd Class A 486,130
$21,891,524

INVESTMENT BANK/BROKERAGE FIRM --- 2.05%
2,559 AG Edwards Inc 214,316
3,927 Bear Stearns Co Inc 482,275
32,000 Charles Schwab Corp 691,200
14,353 E*TRADE Financial Corp* 187,450
13,698 Goldman Sachs Group Inc 2,968,905
3,780 Jefferies Group Inc 105,197
17,924 Lehman Brothers Holdings Inc 1,106,449
29,109 Merrill Lynch & Co Inc 2,074,890
35,540 Morgan Stanley 2,239,020
3,185 Raymond James Financial Inc 104,627
$10,174,329

LEISURE & ENTERTAINMENT --- 1.89%
1,890 Boyd Gaming Corp 80,987
2,994 Brunswick Corp 68,443
2,390 Callaway Golf Co 38,264
8,478 Harley-Davidson Inc 391,768
6,324 Harrah's Entertainment Inc 549,745
5,402 Hasbro Inc 150,608
11,334 International Game Technology 488,495
1,050 International Speedway Corp Class A 48,153
1,070 Life Time Fitness Inc* 65,634
13,315 Mattel Inc 312,370
78,160 News Corp 1,718,738
125,919 Time Warner Inc 2,311,873
23,181 Viacom Inc Class B * 903,364
65,531 Walt Disney Co 2,253,611
$9,382,053

MACHINERY --- 2.09%
3,088 AGCO Corp* 156,778
21,588 Caterpillar Inc 1,693,147
1,715 Crane Co 82,269
3,516 Cummins Inc 449,661
8,329 Danaher Corp 688,892
7,494 Deere & Co 1,112,259
2,408 Donaldson Co Inc 100,558
6,907 Dover Corp 351,912
4,925 Eaton Corp 487,772
1,613 Federal Signal Corp 24,776
1,924 Flowserve Corp 146,570
2,215 Graco Inc 86,629
2,840 Harsco Corp 168,327
2,750 IDEX Corp 100,073
6,114 ITT Corp 415,324
14,170 Illinois Tool Works Inc 845,099
9,678 Ingersoll-Rand Co 527,161
3,650 Joy Global 185,639
1,319 Kennametal Inc 110,770
1,448 Lincoln Electric Holdings Inc 112,379
1,140 Nordson Corp 57,239
2,500 Oshkosh Truck Corp 154,925
8,395 PACCAR Inc 715,674
4,139 Pall Corp 161,007
3,928 Parker-Hannifin Corp 439,268
3,370 Pentair Inc 111,817
1,839 SPX Corp 170,218
3,445 Terex Corp* 306,674
3,200 Timken Co 118,880
2,735 Trinity Industries Inc 102,672
7,390 Western Digital Corp* 187,115
$10,371,484

MANUFACTURING --- 0.02%
1,060 Matthews International Corp Class A 46,428
990 Mine Safety Appliances Co 46,639
$93,067

MEDICAL PRODUCTS --- 1.90%
2,036 Advanced Medical Optics Inc* 62,281
1,869 Bausch & Lomb Inc 119,616
21,766 Baxter International Inc 1,224,990
2,089 Beckman Coulter Inc 154,085
8,220 Becton Dickinson & Co 674,451
45,047 Boston Scientific Corp* 628,406
3,490 CR Bard Inc 307,783
16,788 Covidien Ltd* 696,702
3,940 Cytyc Corp* 187,741
5,134 Dentsply International Inc 213,780
1,938 Edwards Lifesciences Corp* 95,563
1,790 Gen-Probe Inc* 119,178
2,090 Hillenbrand Industries Inc 114,992
5,304 Hospira Inc* 219,851

1,274 Intuitive Surgical Inc* 293,020
1,550 Kyphon Inc* 108,500
38,296 Medtronic Inc 2,160,277
2,620 ResMed Inc* 112,319
11,515 St Jude Medical Inc* 507,466
2,189 Steris Corp 59,825
8,008 Stryker Corp 550,630
4,268 Varian Medical Systems Inc* 178,787
7,981 Zimmer Holdings Inc* 646,381
$9,436,624

OFFICE EQUIPMENT & SUPPLIES --- 0.26%
3,591 Avery Dennison Corp 204,759
1,616 HNI Corp 58,176

2,071 Herman Miller Inc 56,207
7,424 Pitney Bowes Inc 337,198
31,593 Xerox Corp* 547,823
2,325 Zebra Technologies Corp Class A* 84,839
$1,289,002

OIL & GAS --- 11.30%
15,663 Anadarko Petroleum Corp 841,886
11,208 Apache Corp 1,009,392
9,844 BJ Services Co 261,358
10,795 Baker Hughes Inc 975,544
1,130 Bill Barrett Corp* 44,533
3,670 Cameron International Corp* 338,704
13,850 Chesapeake Energy Corp 488,351
71,978 Chevron Corp (1) 6,735,701
2,800 Cimarex Energy Co 104,300
54,946 ConocoPhillips 4,822,610
4,120 Denbury Resources Inc* 184,123
15,063 Devon Energy Corp 1,253,242
4,993 ENSCO International Inc 280,107
8,270 EOG Resources 598,169
23,650 El Paso Corp 401,341
1,790 Encore Acquisition Co* 56,654
2,219 Exterran Holdings Inc* 178,274
187,273 Exxon Mobil Corp (1) 17,333,973
4,380 FMC Technologies Inc 252,551
2,971 Forest Oil Corp* 127,872
3,620 Frontier Oil Corp 150,737
4,329 Grant Prideco Inc* 236,017
30,060 Halliburton Co 1,154,304
3,480 Helmerich & Payne Inc 114,248
9,347 Hess Corp 621,856
22,998 Marathon Oil Corp 1,311,346
6,368 Murphy Oil Corp 445,060
9,492 Nabors Industries Ltd* 292,069
6,018 National-Oilwell Inc 869,601
4,390 Newfield Exploration Co* 211,422
9,070 Noble Corp 444,884
5,800 Noble Energy Inc 406,232
28,049 Occidental Petroleum Corp 1,797,380
957 Overseas Shipholding Group Inc 73,526
5,282 Patterson-UTI Energy Inc 119,215
4,101 Pioneer Natural Resources Co 184,463
2,460 Plains Exploration & Production Co* 108,781
1,976 Pogo Producing Co 104,945
5,625 Pride International Inc* 205,594
1,720 Quicksilver Resources Inc* 80,926
3,733 Rowan Cos Inc 136,553
40,255 Schlumberger Ltd 4,226,775
6,770 Smith International Inc ^^ 483,378
5,751 Southwestern Energy Co* 240,679
21,339 Spectra Energy Corp 522,379
4,063 Sunoco Inc 287,579
2,750 Superior Energy Services Inc* 97,460
4,625 Tesoro Corp* 212,843
1,880 Tidewater Inc 118,139
9,769 Transocean Inc* 1,104,385
18,706 Valero Energy Corp 1,256,669
11,384 Weatherford International Ltd* 764,777
20,263 Williams Cos Inc 690,158
13,026 XTO Energy Inc 805,528
$56,168,593

PAPER & FOREST PRODUCTS --- 0.30%
1,897 Bowater Inc 28,303
14,503 International Paper Co 520,223
3,522 Louisiana-Pacific Corp 59,768
6,193 MeadWestvaco Corp 182,879
3,129 Packaging Corp of America 90,960
3,405 Sonoco Products Co 102,763
7,286 Weyerhaeuser Co 526,778
$1,511,674

PERSONAL LOANS --- 0.89%
3,865 AmeriCredit Corp* 67,947
39,946 American Express Co 2,371,594
14,105 Capital One Financial Corp 936,995
16,110 Discover Financial Services 335,088
13,928 SLM Corp 691,804
$4,403,428

PHARMACEUTICALS --- 5.70%
52,188 Abbott Laboratories 2,798,321
10,385 Allergan Inc 669,521
3,618 Barr Laboratories Inc* 205,900
66,777 Bristol-Myers Squibb Co 1,924,513
33,318 Eli Lilly & Co 1,896,794
4,521 Endo Pharmaceuticals Holdings Inc* 140,196
10,674 Forest Laboratories Inc* 398,033
97,738 Johnson & Johnson (1) 6,421,387
8,236 King Pharmaceuticals Inc* 96,526
1,880 Medicis Pharmaceutical Corp Class A 57,359
73,485 Merck & Co Inc 3,798,440
8,399 Mylan Laboratories Inc 134,048
1,193 Par Pharmaceutical Cos Inc* 22,142
2,620 Perrigo Co 55,937
233,894 Pfizer Inc (1) 5,714,030
54,682 Schering-Plough Corp 1,729,592
3,620 Sepracor Inc* 99,550
3,100 Valeant Pharmaceuticals International* 47,988
3,461 Watson Pharmaceuticals Inc* 112,136
45,401 Wyeth 2,022,615
$28,345,028

PHOTOGRAPHY/IMAGING --- 0.05%

9,691 Eastman Kodak Co 259,331
$259,331

POLLUTION CONTROL --- 0.23%
9,733 Allied Waste Industries Inc* 124,096
5,538 Republic Services Inc 181,148
2,960 Stericycle Inc 169,194
17,524 Waste Management Inc 661,356
$1,135,794

PRINTING & PUBLISHING --- 0.40%
2,964 Belo Corp Class A 51,455
1,761 Deluxe Corp 64,875
2,207 Dow Jones & Co Inc 131,758
7,865 Gannett Co Inc 343,701
1,510 John Wiley & Sons Inc Class A 67,844
1,340 Lee Enterprises Inc 20,864
11,448 McGraw-Hill Cos Inc 582,818
760 Media General Inc Class A 20,908
1,296 Meredith Corp 74,261
4,852 New York Times Co 95,876
7,501 RR Donnelley & Sons Co 274,237
880 Scholastic Corp* 30,677
2,598 Tribune Co 70,977
202 Washington Post Co Class B 162,166
$1,992,417

RAILROADS --- 0.64%
10,148 Burlington Northern Santa Fe Corp 823,713
14,824 CSX Corp 633,430
13,291 Norfolk Southern Corp 689,936
8,993 Union Pacific Corp 1,016,749
$3,163,828

REAL ESTATE --- 1.51%
3,375 AMB Property Corp REIT 201,859
3,262 Apartment Investment & Management Co REIT 147,214
7,554 Archstone-Smith Trust REIT 454,298
2,694 Avalonbay Communities Inc REIT 318,054
4,020 Boston Properties Inc REIT 417,678
6,650 CB Richard Ellis Group Inc* 185,136

1,260 Cousins Properties Inc REIT 36,994
4,190 Developers Diversified Realty Corp REIT 234,095
1,243 Equity One Inc REIT 33,810
9,354 Equity Residential REIT 396,235
8,290 General Growth Properties Inc REIT 444,510
1,930 Highwood Properties Inc REIT 70,773
3,168 Hospitality Properties Trust REIT 128,779
17,625 Host Hotels & Resorts Inc REIT 395,505
1,270 Jones Lang LaSalle Inc 130,505
8,520 Kimco Realty Corp REIT 385,189
3,079 Liberty Property Trust REIT 123,807
2,433 MacErich Co REIT 213,082
2,289 Mack-Cali Realty Corp REIT 94,078
3,070 Nationwide Health Properties Inc REIT 92,499
5,896 Plum Creek Timber Co Inc REIT 263,905
1,316 Potlatch Corp REIT 59,259
8,680 ProLogis Trust REIT 575,918
4,200 Public Storage Inc REIT 330,330
2,632 Rayonier Inc 126,441
2,345 Regency Centers Corp REIT 179,979
7,548 Simon Property Group Inc REIT 754,800
4,540 UDR Inc REIT 110,413
4,522 Vornado Realty Trust REIT 494,481
2,597 Weingarten Realty Investors REIT 107,672
$7,507,298

RESTAURANTS --- 0.82%
2,520 Applebee's International Inc 62,698
1,190 Bob Evans Farms Inc 35,914
3,547 Brinker International Inc 97,330
822 CBRL Group Inc 33,538
2,428 Cheesecake Factory Inc* 56,985
4,781 Darden Restaurants Inc 200,133
40,238 McDonald's Corp 2,191,764
1,742 Ruby Tuesday Inc 31,948
25,158 Starbucks Corp* 659,140
2,951 Wendy's International Inc 103,019
17,554 Yum! Brands Inc 593,852
$4,066,321

RETAIL --- 4.99%
1,577 99 Cents Only Stores* 16,196
2,924 Abercrombie & Fitch Co 235,967
3,580 Advance Auto Parts Inc 120,145
2,595 Aeropostale Inc 49,461
10,320 Amazon.com Inc* 961,308
7,250 American Eagle Outfitters Inc 190,748
2,100 AnnTaylor Stores Corp* 66,507
5,116 AutoNation Inc* 90,656
1,550 AutoZone Inc* 180,017
2,195 BJ's Wholesale Club Inc* 72,786
1,707 Barnes & Noble Inc 60,189
9,156 Bed Bath & Beyond Inc* 312,403
13,436 Best Buy Co Inc 618,325
3,432 Big Lots Inc* 102,411
1,985 Borders Group Inc 26,460
50,004 CVS Caremark Corp 1,981,659
7,348 CarMax Inc 149,385
4,130 Charming Shoppes Inc* 34,692
5,934 Chicos FAS Inc* 83,373
5,690 Circuit City Stores Inc 45,008
2,080 Coldwater Creek Inc* 22,589
2,210 Collective Brands Inc* 48,753
14,791 Costco Wholesale Corp 907,724
1,405 Dicks Sporting Goods Inc 94,346
2,053 Dillard's Inc 44,817
3,215 Dollar Tree Stores Inc* 130,336
4,912 Family Dollar Stores Inc 130,463
5,210 Foot Locker Inc 79,869
5,370 GameStop Corp 302,600
16,702 Gap Inc 307,985
57,016 Home Depot Inc 1,849,599
6,450 IAC/InterActiveCorp* 191,372
7,485 JC Penney Co Inc 474,324
10,733 Kohl's Corp* 615,323
23,886 Kroger Co 681,229
10,760 Limited Brands Inc 246,296
49,921 Lowe's Cos Inc 1,398,786
14,636 Macy's Inc 473,036
1,660 Netflix Inc* 34,395
6,678 Nordstrom Inc 313,131
3,870 O'Reilly Automotive Inc* 129,297
9,206 Office Depot Inc* 189,828
2,540 OfficeMax Inc 87,046
2,360 Pacific Sunwear of California Inc* 34,928
4,536 Petsmart Inc 144,698
2,020 Polo Ralph Lauren Corp 157,055
4,648 RadioShack Corp 96,028
1,490 Regis Corp 47,546
2,330 Rent-A-Center Inc* 42,243
4,624 Ross Stores Inc 118,559
1,240 Ruddick Corp 41,590
7,094 SUPERVALU Inc 276,737
14,825 Safeway Inc 490,856
4,838 Saks Inc 82,972
2,561 Sears Holding Corp* 325,759
3,664 Sherwin-Williams Co 240,761
24,104 Staples Inc 517,995
15,010 TJX Cos Inc 436,341
28,589 Target Corp 1,817,403
4,617 Tiffany & Co 241,700
3,800 Urban Outfitters Inc* 82,840
81,044 Wal-Mart Stores Inc 3,537,571
33,554 Walgreen Co 1,585,091
4,694 Whole Foods Market Inc 229,818
3,041 Williams-Sonoma Inc 99,197
$24,798,528

SAVINGS & LOANS --- 0.01%
3,550 First Niagara Financial Group Inc 50,233
$50,233

SHOES --- 0.16%
13,058 NIKE Inc Class B 765,982
1,690 Timberland Co Class A* 32,042
$798,024

SPECIALIZED SERVICES --- 1.64%
3,365 Affiliated Computer Services Inc Class A* 169,058
2,660 Alliance Data Systems Corp* 205,990
4,794 Apollo Group Inc* 288,359
17,933 Automatic Data Processing Inc 823,663
1,640 Brink's Co 91,643
4,695 Broadridge Financial Solutions Inc 88,970
1,430 CSG Systems International Inc* 30,388
3,072 Career Education Corp* 85,985
1,240 Catalina Marketing Corp* 40,164
4,865 Ceridian Corp* 169,010
2,983 CheckFree Corp* 138,829
2,537 ChoicePoint Inc* 96,203
4,553 Cintas Corp 168,916
5,874 Computer Sciences Corp* 328,357
4,570 Convergys Corp* 79,335
2,429 Copart Inc* 83,533
2,852 Corinthian Colleges Inc* 45,375
1,220 Corporate Executive Board Co ^^ 90,573
1,802 DST Systems Inc* 154,630
2,010 DeVry Inc 74,390
1,993 Dun & Bradstreet Corp 196,530
17,176 Electronic Data Systems Corp 375,124
4,818 Equifax Inc 183,662
4,268 Fastenal Co 193,810
5,735 Fidelity National Information Services Inc 254,462
5,633 Fiserv Inc* 286,494
1,740 GATX Corp 74,385
2,730 Global Payments Inc 120,721
10,958 H&R Block Inc 232,090
1,663 Harte-Hanks Inc 32,728
1,010 ITT Educational Services Inc* 122,907

15,910 Interpublic Group of Cos Inc* 165,146
790 Kelly Services Inc Class A 15,650
1,630 Korn/Ferry International* 26,911
1,600 MSC Industrial Direct Co Inc Class A 80,944
2,857 Manpower Inc 183,848
2,790 MoneyGram International Inc 63,026
4,466 Monster Worldwide Inc* 152,112
1,500 Navigant Consulting Inc* 18,990
11,090 Omnicom Group Inc 533,318
11,480 Paychex Inc 470,680
5,534 Robert Half International Inc 165,245
960 Rollins Inc 25,622
2,190 Scientific Games Corp* 82,344
2,235 Sotheby's 106,811
496 Strayer Education Inc 83,640
2,460 United Rentals Inc* 79,138
1,613 Valassis Communications Inc* 14,388
26,083 Western Union Co 546,961
$8,141,058

TELEPHONE & TELECOMMUNICATIONS --- 3.50%
11,838 ALLTEL Corp 824,872
205,936 AT&T Inc (1) 8,713,152
3,783 CenturyTel Inc 174,850
8,370 Cincinnati Bell Inc* 41,348
11,488 Citizens Communications Co 164,508
5,151 Embarq Corp 286,396
2,580 NeuStar Inc* 88,468
53,941 Qwest Communications International Inc* 494,100
96,112 Sprint Nextel Corp 1,826,128
3,601 Telephone & Data Systems Inc 240,367
98,007 Verizon Communications 4,339,750
16,111 Windstream Corp 227,487
$17,421,426

TEXTILES --- 0.26%
12,598 Coach Inc* 595,507
3,230 Hanesbrands Inc* 90,634
3,148 Jones Apparel Group Inc 66,517
3,453 Liz Claiborne Inc 118,541
1,909 Phillips-Van Heusen Corp 100,184
3,002 VF Corp 242,412
1,530 Warnaco Group Inc* 59,777
$1,273,572

TOBACCO --- 1.13%
71,081 Altria Group Inc 4,942,262
5,777 Reynolds American Inc 367,359
5,383 UST Inc ^^ 266,997
920 Universal Corp 45,034
$5,621,652

TRANSPORTATION --- 0.08%
1,450 Alexander & Baldwin Inc 72,689
3,497 Avis Budget Group Inc* 80,046
1,547 Con-Way Inc 71,162
3,150 JB Hunt Transport Services Inc 82,845
1,542 Werner Enterprises Inc 26,445
1,940 YRC Worldwide Inc* 53,001
$386,188

UTILITIES --- 1.03%
22,574 AES Corp* 452,383
2,622 AGL Resources Inc 103,884
12,650 Aquila Inc* 50,727
7,580 CMS Energy Corp 127,496
6,092 Constellation Energy Group 522,633
42,548 Duke Energy Corp 795,222
16,730 Dynegy Inc Class A* 154,585
5,335 Energy East Corp 144,312
4,112 Equitable Resources Inc 213,289
6,143 MDU Resources Group Inc 171,021
1,527 NICOR Inc 65,508
2,823 National Fuel Gas Co 132,145
9,249 NiSource Inc 177,026
3,511 ONEOK Inc 166,421
8,586 Public Service Enterprise Group Inc 755,482
5,830 Questar Corp 306,250
3,936 Scana Corp 152,481
8,919 Sempra Energy 518,372

2,576 Vectren Corp 70,299
1,659 WGL Holdings Inc 56,224
$5,135,760

WATER --- 0.02%
4,468 Aqua America Inc 101,334
$101,334

TOTAL COMMON STOCK --- 99.59% $495,012,281
(Cost $347,293,512)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

1,644,000 Federal Home Loan Bank 1,643,635
          4.060% October 1, 2007
400,000 United States of America (1) 399,353
          5.000% October 11, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.41% $2,042,988
(Cost $2,042,988)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100% $497,055,269
(Cost $349,336,500)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

As of September 30, 2007, the Maxim Stock Index Portfolio had 6 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in December 2007 and the Portfolio has recorded unrealized appreciation of $44,000 and appreciation of $25,150, respectively, for a total unrealized appreciation of $69,150.

At September 30, 2007, the U.S. Federal income tax cost basis was $360,962,292. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $163,944,697 and gross depreciation of securities in which there was an excess of tax cost over value of $27,851,720, resulting in net appreciation of $136,092,977.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AUTOMOBILES --- 0.14%
1,324,000 Ford Motor Co 1,547,425
Convertible
4.250% December 15, 2036
$1,547,425

TOTAL BONDS --- 0.14% $1,547,425
(Cost $1,324,000)

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 1.63%
152,300 Honeywell International Inc 9,057,281
136,300 Raytheon Co 8,698,666

$17,755,947

AGRICULTURE --- 0.27%
87,500 Archer-Daniels-Midland Co 2,894,500
$2,894,500

AIR FREIGHT --- 0.30%
43,400 United Parcel Service Inc Class B 3,259,340
$3,259,340

AIRLINES --- 0.30%
220,300 Southwest Airlines Co ^^ 3,260,440
$3,260,440

AUTOMOBILES --- 0.28%
356,200 Ford Motor Co ^^* 3,024,138
$3,024,138

BANKS --- 3.41%
270,600 Fifth Third Bancorp ^^ 9,167,928
153,100 National City Corp 3,841,279
96,400 SunTrust Banks Inc 7,294,588
393,700 US Bancorp ^^ 12,807,061
112,600 Wells Fargo & Co 4,010,812
$37,121,668

BIOTECHNOLOGY --- 0.90%
174,000 Amgen Inc* 9,843,180
$9,843,180

BROADCAST/MEDIA --- 0.69%
240,000 CBS Corp 7,560,000
$7,560,000

BUILDING MATERIALS --- 1.66%
315,800 Masco Corp ^^ 7,317,086
108,400 USG Corp ^^* 4,070,420
74,900 Vulcan Materials Co ^^ 6,677,335
$18,064,841

CHEMICALS --- 1.77%
201,000 EI du Pont de Nemours & Co 9,961,560
175,600 International Flavors & Fragrances Inc ^^ 9,282,216
$19,243,776

COMMUNICATIONS - EQUIPMENT --- 0.53%
314,500 Motorola Inc 5,827,685
$5,827,685

COMPUTER HARDWARE & SYSTEMS --- 0.91%
358,200 Dell Inc* 9,886,320
$9,886,320

COMPUTER SOFTWARE & SERVICES --- 2.45%
608,000 Microsoft Corp 17,911,680
327,300 Yahoo! Inc* 8,784,732
$26,696,412

CONGLOMERATES --- 4.85%
174,800 3M Co 16,357,784
879,800 General Electric Co 36,423,720
$52,781,504

COSMETICS & PERSONAL CARE --- 0.76%
219,500 Avon Products Inc 8,237,835
$8,237,835

DISTRIBUTORS --- 0.85%
118,950 Genuine Parts Co ^^ 5,947,500
94,100 SYSCO Corp 3,349,019
$9,296,519

ELECTRIC COMPANIES --- 3.46%
32,400 Ameren Corp ^^ 1,701,000
99,500 Entergy Corp 10,774,855
101,710 FirstEnergy Corp 6,442,311
98,800 Pinnacle West Capital Corp ^^ 3,903,588
149,900 Progress Energy Inc 7,022,815
112,200 TECO Energy Inc ^^ 1,843,446
278,400 Xcel Energy Inc ^^ 5,996,736
$37,684,751

ELECTRONIC INSTRUMENTS & EQUIP --- 1.07%
103,922 Cooper Industries Inc 5,309,375
132,000 Sony Corp sponsored ADR ^^ 6,343,920
$11,653,295

ELECTRONICS - SEMICONDUCTOR --- 1.56%
231,800 Analog Devices Inc 8,381,888
130,300 Applied Materials Inc 2,697,210
228,800 Intel Corp 5,916,768
$16,995,866

FINANCIAL SERVICES --- 6.40%
274,600 Bank of New York Mellon Corp 12,120,844
251,433 Citigroup Inc 11,734,378
206,200 Countrywide Financial Corp ^^ 3,919,862
85,700 Fannie Mae 5,211,417
520,605 JPMorgan Chase & Co 23,854,121
65,600 Legg Mason Inc ^^ 5,529,424
108,500 State Street Corp ^^ 7,395,360
$69,765,406

FOOD & BEVERAGES --- 4.59%
219,200 Anheuser-Busch Co Inc 10,957,808
25,000 Brown-Forman Corp ^^ 1,872,750
97,700 Campbell Soup Co 3,614,900
153,100 Coca-Cola Co 8,798,657
152,100 General Mills Inc 8,823,321
109,400 Hershey Co 5,077,254
203,600 Kraft Foods Inc 7,026,236
107,600 McCormick & Co Inc 3,870,372
$50,041,298

FOREIGN BANKS --- 0.34%
346,900 Royal Bank of Scotland Group PLC 3,729,764
$3,729,764

GOLD, METALS & MINING --- 0.62%
174,000 Alcoa Inc 6,806,880
$6,806,880

HOMEBUILDING --- 0.24%
206,200 DR Horton Inc ^^ 2,641,422
$2,641,422

HOUSEHOLD GOODS --- 4.24%
162,700 Colgate-Palmolive Co 11,603,764
104,000 Fortune Brands Inc 8,474,960
86,800 Kimberly-Clark Corp 6,098,568
326,100 Newell Rubbermaid Inc 9,398,202
151,400 Procter & Gamble Co 10,649,476
$46,224,970

INSURANCE RELATED --- 5.59%
184,900 American International Group Inc 12,508,485
82,000 Chubb Corp 4,398,480
109,600 Genworth Financial Inc 3,368,008
162,627 Lincoln National Corp ^^ 10,728,503
519,600 Marsh & McLennan Cos Inc ^^ 13,249,800
215,500 Progressive Corp ^^ 4,182,855
151,895 Travelers Cos Inc 7,646,394
196,900 Unum Group 4,818,143
$60,900,668

INVESTMENT BANK/BROKERAGE FIRM --- 1.24%
479,700 Charles Schwab Corp 10,361,520
43,700 Merrill Lynch & Co Inc 3,114,936
$13,476,456

LEISURE & ENTERTAINMENT --- 3.12%
303,700 Mattel Inc 7,124,802
655,700 Time Warner Inc 12,038,652
141,400 Viacom Inc Class B * 5,510,358
270,800 Walt Disney Co 9,312,812
$33,986,624

MACHINERY --- 1.48%
151,900 Illinois Tool Works Inc 9,059,316
104,200 Ingersoll-Rand Co ^^ 5,675,774
36,900 Pall Corp 1,435,410
$16,170,500

MEDICAL PRODUCTS --- 0.90%
130,800 Baxter International Inc 7,361,424
175,000 Boston Scientific Corp* 2,441,250
$9,802,674

OFFICE EQUIPMENT & SUPPLIES --- 0.69%
131,100 Avery Dennison Corp 7,475,322
$7,475,322

OIL & GAS --- 11.95%
164,100 Anadarko Petroleum Corp 8,820,375
173,700 BJ Services Co 4,611,735
120,722 BP PLC sponsored ADR ^^ 8,372,071
272,844 Chevron Corp 25,532,742
264,696 Exxon Mobil Corp 24,500,262
173,700 Hess Corp 11,556,261
146,600 Murphy Oil Corp 10,245,874
216,500 Royal Dutch Shell PLC 17,791,970
87,500 Schlumberger Ltd 9,187,500
173,300 Spectra Energy Corp 4,242,384
16,300 Statoil ASA 555,553
140,400 Statoil ASA sponsored ADR ^^ 4,762,368
$130,179,095

PAPER & FOREST PRODUCTS --- 1.96%
432,283 International Paper Co 15,505,991
196,700 MeadWestvaco Corp 5,808,551
$21,314,542

PERSONAL LOANS --- 0.47%
76,600 Capital One Financial Corp 5,088,538
$5,088,538

PHARMACEUTICALS --- 7.39%
132,100 Abbott Laboratories 7,083,202
292,300 Bristol-Myers Squibb Co ^^ 8,424,086
251,600 Eli Lilly & Co 14,323,588
195,300 Johnson & Johnson 12,831,210
325,100 Merck & Co Inc 16,804,419
485,800 Pfizer Inc 11,868,094
204,800 Wyeth 9,123,840
$80,458,439

PHOTOGRAPHY/IMAGING --- 0.69%
279,100 Eastman Kodak Co ^^ 7,468,716
$7,468,716

POLLUTION CONTROL --- 0.58%
167,630 Waste Management Inc 6,326,356
$6,326,356

PRINTING & PUBLISHING --- 3.11%
166,300 Dow Jones & Co Inc ^^ 9,928,110
184,600 Gannett Co Inc 8,067,020
87,400 McGraw-Hill Cos Inc ^^ 4,449,534
347,500 New York Times Co ^^ 6,866,600
166,829 Tribune Co 4,557,768
$33,869,032

RAILROADS --- 1.03%
99,450 Union Pacific Corp 11,243,817
$11,243,817

RETAIL --- 2.50%
207,300 Bed Bath & Beyond Inc* 7,073,076
131,000 Gap Inc 2,415,640
253,800 Home Depot Inc 8,233,272
217,200 Wal-Mart Stores Inc 9,480,780
$27,202,768

SPECIALIZED SERVICES --- 1.14%
86,700 Computer Sciences Corp* 4,846,530
359,700 H&R Block Inc ^^ 7,618,446
$12,464,976

TELEPHONE & TELECOMMUNICATIONS --- 5.81%
96,600 ALLTEL Corp 6,731,088
521,770 AT&T Inc 22,076,090
284,100 Alcatel-Lucent sponsored ADR ^^* 2,892,138
74,400 Nokia OYJ sponsored ADR 2,821,992
1,020,000 Qwest Communications International Inc ^^* 9,343,200
434,200 Sprint Nextel Corp 8,249,800
227,886 Verizon Communications 10,090,792
76,522 Windstream Corp ^^ 1,080,491
$63,285,591

TOBACCO --- 0.40%
87,800 UST Inc ^^ 4,354,880
$4,354,880

UTILITIES --- 1.34%
311,200 Duke Energy Corp 5,816,328
459,400 NiSource Inc 8,792,916
$14,609,244

TOTAL COMMON STOCK --- 95.47% $1,039,975,995
(Cost $829,442,504)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

47,877,000 Federal Home Loan Bank 47,866,359
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 4.39% $47,866,359
(Cost $47,866,359)

TOTAL MAXIM T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100% $1,089,389,779
(Cost $878,632,863)

Legend
* Non-income Producing Security
ADR – American Depository Receipt
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $882,427,222. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $241,166,503 and gross depreciation of securities in which there was an excess of tax cost over value of $34,203,946, resulting in net appreciation of $206,962,557.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 2.52%
43,700 Alliant Techsystems Inc* 4,776,410
3,900 Embraer-Empresa Brasileira de Aeronautica SA sponsered ADR 171,288
3,400 Precision Castparts Corp 503,132
96,400 Rockwell Collins Inc 7,041,056
$12,491,886

AIR FREIGHT --- 0.12%
4,900 CH Robinson Worldwide Inc 266,021
6,200 Expeditors International of Washington Inc 293,260
$559,281

AIRLINES --- 0.85%
6,500 SkyWest Inc 163,605
274,600 Southwest Airlines Co 4,064,080
$4,227,685

AUTO PARTS & EQUIPMENT --- 0.86%
5,800 Gentex Corp 124,352
19,000 LKQ Corp* 661,390
74,800 WABCO Holdings Inc 3,496,900
$4,282,642

AUTOMOBILES --- 0.03%
1,900 Thor Industries Inc 85,481
2,300 Winnebago Industries Inc 54,924
$140,405

BANKS --- 0.24%
1,300 City National Corp 90,363
2,500 East West Bancorp Inc 89,900
2,500 First Horizon National Corp 66,650
16,500 SVB Financial Group* 781,440
2,900 Synovus Financial Corp 81,345
5,000 UCBH Holdings Inc 87,400
$1,197,098

BIOTECHNOLOGY --- 3.59%
1,500 Celgene Corp* 106,965
68,400 Cephalon Inc* 4,997,304
3,800 Charles River Laboratories International Inc* 213,370
2,200 Genzyme Corp* 136,312
20,000 Gilead Sciences Inc 817,400
127,000 Human Genome Sciences Inc* 1,306,830
40,500 Illumina Inc* 2,101,140
2,400 Invitrogen Corp* 196,152
22,000 Myriad Genetics Inc* 1,147,300
44,000 PDL BioPharma Inc* 950,840
121,000 Qiagen NV* 2,348,610
2,600 Techne Corp* 164,008
1,900 Thermo Fisher Scientific Inc* 109,668
3,100 Varian Medical Systems Inc* 129,859
74,300 Vertex Pharmaceuticals Inc* 2,853,863
3,400 Waters Corp* 227,528
$17,807,149

BROADCAST/MEDIA --- 2.89%
75,000 Cablevision Systems Corp* 2,620,500
143,000 Discovery Holding Co* 4,125,550
1,800 EW Scripps Co 75,600
1,900 General Cable Corp* 127,528
98,000 Rogers Communications Inc Class B 4,461,940
5,600 Shaw Communications Inc 139,104
198,000 XM Satellite Radio Holdings Inc* 2,805,660
$14,355,882

BUILDING MATERIALS --- 0.45%
60,000 American Standard Cos Inc 2,137,200
1,700 Genlyte Group Inc* 109,242
$2,246,442

CHEMICALS --- 0.56%
47,000 Amylin Pharmaceuticals Inc* 2,350,000
5,100 Ecolab Inc 240,720
2,000 Sigma-Aldrich Corp 97,480
3,700 Valspar Corp 100,677
$2,788,877

COMMUNICATIONS - EQUIPMENT --- 1.95%
34,000 ADTRAN Inc 783,020
48,000 CIENA Corp* 1,827,840
49,000 Comverse Technology Inc* 970,200
6,400 F5 Networks Inc 238,016
70,000 Harris Corp 4,045,300
7,700 JDS Uniphase Corp 115,192
48,000 SBA Communications Corp* 1,693,440
$9,673,008

COMPUTER HARDWARE & SYSTEMS --- 1.53%
57,300 Avid Technology Inc* 1,551,684
1,900 Cognos Inc* 78,907
3,800 Logitech International SA* 112,290
36,600 Network Appliance Inc* 984,906
9,300 QLogic Corp* 125,085
184,400 Seagate Technology 4,716,952
$7,569,824

COMPUTER SOFTWARE & SERVICES --- 8.19%
10,433 Activision Inc* 225,248
8,300 American Reprographics Co* 155,376
45,300 Autodesk Inc* 2,263,641
900 Baidu.com Inc* 260,685
216,000 CNET Networks Inc* 1,609,200
4,200 Cadence Design Systems Inc* 93,198
4,100 Citrix Systems Inc* 165,312
63,000 Cogent Inc* 987,840
4,400 Cognizant Technology Solutions Corp 350,988
38,300 Digital River Inc* 1,713,925
6,700 Electronic Arts Inc* 375,133
60,600 Expedia Inc* 1,931,928
2,900 FactSet Research Systems Inc 198,795
7,900 Foundry Networks Inc* 140,383
31,000 IHS Inc* 1,751,190
63,900 Intuit Inc* 1,936,170
83,200 Jack Henry & Associates Inc 2,151,552
200,000 Juniper Networks Inc* 7,322,000
47,400 McAfee Inc* 1,652,838
40,500 NAVTEQ* 3,157,785
7,100 Perot Systems Corp Class A* 120,061
171,500 Red Hat Inc* 3,407,705
3,800 SINA Corp* 181,830
25,800 Salesforce.com* 1,324,056
9,100 Satyam Computer Services Ltd 235,599
5,800 Symantec Corp* 112,404
2,900 Synopsys Inc* 78,532
5,950 THQ Inc* 148,631
194,800 VeriSign Inc* 6,572,552
$40,624,557

CONGLOMERATES --- 0.10%
9,200 McDermott International Inc 497,536
$497,536

CONTAINERS --- 0.01%
2,800 Sealed Air Corp 71,568
$71,568

COSMETICS & PERSONAL CARE --- 0.08%
10,200 Avon Products Inc 382,806
$382,806

DISTRIBUTORS --- 0.04%
2,200 WW Grainger Inc 200,618
$200,618

ELECTRONIC INSTRUMENTS & EQUIP --- 5.82%
144,350 Ametek Inc 6,238,807
88,300 Flir Systems Inc* 4,890,937
1,000 Garmin Ltd 119,400
62,000 Harman International Industries Inc 5,364,240
2,800 II-IV Inc* 96,684
149,900 Jabil Circuit Inc 3,423,716
2,600 MEMC Electronic Materials Inc* 153,036
2,700 National Instruments Corp 92,691
129,800 Roper Industries Inc 8,501,897
$28,881,408

ELECTRONICS - SEMICONDUCTOR --- 5.85%
140,200 Altera Corp 3,376,016
9,500 Analog Devices Inc 343,520
8,500 Broadcom Corp Class A* 309,740
1,700 Cymer Inc* 65,263
79,400 Fairchild Semiconductor International Inc* 1,483,192
4,900 Integrated Device Technology Inc* 75,852
128,000 Intersil Holding Corp 4,279,040
1,800 KLA-Tencor Corp 100,404
1,700 Lam Research Corp* 90,542
12,200 Linear Technology Corp 426,878
212,200 Marvell Technology Group Ltd* 3,473,714
10,000 Maxim Integrated Products Inc 293,500
87,400 Microchip Technology Inc 3,174,368
9,200 National Semiconductor Corp 249,504
202,000 ON Semiconductor Corp* 2,537,120
254,000 PMC-Sierra Inc* 2,131,060
4,900 Silicon Laboratories Inc* 204,624
73,000 Spansion Inc* 616,850
166,400 Teradyne Inc* 2,296,320
132,900 Xilinx Inc 3,474,006
$29,001,513

ENGINEERING & CONSTRUCTION --- 0.65%
3,200 Fluor Corp 460,736
3,200 Foster Wheeler Ltd* 420,096
88,500 Quanta Services Inc* 2,340,825
$3,221,657

FINANCIAL SERVICES --- 2.54%
667 CME Group Inc 391,762
98,300 Eaton Vance Corp 3,928,068
3,500 Federated Investors Inc Class B 138,950
51,400 Interactive Brokers Group Inc* 1,349,764
2,500 IntercontinentalExchange Inc* 379,750
4,800 Janus Capital Group Inc 135,744
1,450 Legg Mason Inc 122,221
7,000 Moody's Corp 352,800
6,400 Northern Trust Corp 424,128
54,000 Nuveen Investments Inc 3,344,760
31,000 Principal Financial Group 1,955,790
3,200 SEI Investments Co 87,296
$12,611,033

FOOD & BEVERAGES --- 0.34%
2,800 Brown-Forman Corp 209,748
98,000 Cott Corp* 781,060
4,300 Hershey Co 199,563
5,300 McCormick & Co Inc 190,641
5,125 Wm Wrigley Jr Co 329,179
$1,710,191

GOLD, METALS & MINING --- 3.08%
58,500 Agnico-Eagle Mines Ltd* 2,913,300
121,000 CONSOL Energy Inc 5,638,600
3,200 Carpenter Technology Corp 416,032
42,900 Foundation Coal Holdings Inc 1,681,680

47,000 Peabody Energy Corp 2,249,890
50,000 Teck Cominco Ltd 2,385,500
$15,285,002

HEALTH CARE RELATED --- 5.36%
100,400 Alkermes Inc* 1,847,360
4,900 CIGNA Corp 261,121
41,000 Cerner Corp* 2,452,210
72,000 Community Health Systems Inc* 2,263,680
25,650 Coventry Health Care Inc* 1,595,687
23,450 DaVita Inc* 1,481,571
194,300 Elan Corp PLC sponsored ADR* 4,088,072
7,000 Express Scripts Inc Class A 390,740
36,400 Health Net Inc* 1,967,420
2,400 Healthways Inc* 129,528
35,500 Henry Schein Inc* 2,159,820
15,600 Humana Inc* 1,090,128
2,800 Laboratory Corp of America Holdings* 219,044
5,200 Lincare Holdings Inc* 190,580
95,000 Manor Care Inc 6,118,000
2,800 Martek Biosciences Corp* 81,284
2,900 Patterson Cos Inc* 111,969
2,700 Quest Diagnostics Inc 155,979
$26,604,193

HOMEBUILDING --- 0.06%
1,600 Centex Corp 42,512
2,100 KB Home 52,626
3,000 Lennar Corp 67,950

1,900 Meritage Homes Corp* 26,828
3,400 Pulte Homes Inc 46,274
3,200 Toll Brothers Inc* 63,968
$300,158

HOTELS/MOTELS --- 0.77%
4,000 Choice Hotels International Inc 150,680
48,000 Gaylord Entertainment Co* 2,554,560
5,500 Marriott International Inc Class A 239,085
5,200 Melco PBL Entertainment Ltd* 85,800
4,500 Starwood Hotels & Resorts Worldwide Inc 273,375
3,300 Wynn Resorts Ltd 519,948
$3,823,448

HOUSEHOLD GOODS --- 0.04%
3,200 Clorox Co 195,168
$195,168

INDEPENDENT POWER PRODUCTS --- 0.06%
11,600 Reliant Energy Inc* 296,960
$296,960

INSURANCE RELATED --- 1.38%
2,200 Ambac Financial Group Inc 138,402
2,500 Aon Corp 112,025
2,200 Arch Capital Group Ltd* 163,702
48,000 Assurant Inc 2,568,000
83,200 Axis Capital Holdings Ltd 3,237,312
2,600 Brown & Brown Inc 68,380
2,100 MBIA Inc 128,205
230 Markel Corp* 111,320
2,900 Marsh & McLennan Cos Inc 73,950
2,800 OneBeacon Insurance Group Ltd 60,340
1,700 RenaissanceRe Holdings Ltd 111,197
2,200 Willis Group Holdings Ltd 90,068
$6,862,901

INVESTMENT BANK/BROKERAGE FIRM --- 0.78%
19,700 Affiliated Managers Group Inc* 2,511,947
1,400 Bear Stearns Co Inc 171,934
1,160 BlackRock Inc 201,156
37,000 E*TRADE Financial Corp* 483,220
7,800 Lazard Ltd 330,720
5,800 TD Ameritrade Holding Corp* 105,676
3,200 optionsXpress Holdings Inc 83,648
$3,888,301

LEISURE & ENTERTAINMENT --- 1.90%
1,600 Boyd Gaming Corp 68,560
55,800 DreamWorks Animation SKG Inc* 1,864,836
6,300 Harley-Davidson Inc 291,123
127,500 International Game Technology 5,495,250
6,800 Mattel Inc 159,528
48,000 Pinnacle Entertainment Inc* 1,307,040
1,800 Royal Caribbean Cruises Ltd 70,254
3,950 Shuffle Master Inc* 59,053
2,850 WMS Industries Inc 94,335
$9,409,979

MACHINERY --- 2.34%
25,000 Danaher Corp 2,067,750
5,800 Donaldson Co Inc 242,208
4,500 Graco Inc 175,995
43,800 IDEX Corp 1,593,882
49,640 ITT Corp 3,372,045
4,300 Joy Global 218,698
62,000 Oshkosh Truck Corp 3,842,140
2,600 Pall Corp 101,140
$11,613,858

MANUFACTURING --- 0.55%
78,200 Dolby Laboratories Inc* 2,722,924
$2,722,924

MEDICAL PRODUCTS --- 2.55%
3,500 American Medical Systems Holdings Inc* 59,325
2,700 ArthroCare Corp* 150,903
1,300 Becton Dickinson & Co 106,665
29,300 CR Bard Inc 2,583,967
3,200 Dentsply International Inc 133,248
84,900 Edwards Lifesciences Corp* 4,186,419
43,100 Gen-Probe Inc* 2,869,598
2,200 Hologic Inc* 134,200
1,900 Integra LifeSciences Holdings* 92,302
900 Intuitive Surgical Inc* 207,000
2,300 Millipore Corp* 174,340
30,400 ResMed Inc* 1,303,248
3,000 Respironics Inc* 144,090
9,500 St Jude Medical Inc* 418,665
1,100 Zimmer Holdings Inc* 89,089
$12,653,059

OFFICE EQUIPMENT & SUPPLIES --- 0.05%
1,600 Avery Dennison Corp 91,232
2,000 HNI Corp 72,000
2,150 Zebra Technologies Corp Class A* 78,454
$241,686

OIL & GAS --- 8.58%
160,000 BJ Services Co 4,248,000
2,500 Bill Barrett Corp* 98,525
76,000 CNX Gas Corp* 2,186,520
50,700 Cameron International Corp* 4,679,103
8,400 Compton Petroleum Corp* 78,456
3,000 Core Laboratories NV* 382,170
1,200 Diamond Offshore Drilling Inc 135,948
73,000 EOG Resources 5,280,090
108,400 FMC Technologies Inc 6,250,344
7,100 Grant Prideco Inc* 387,092
4,200 Mariner Energy Inc* 86,982
54,800 Murphy Oil Corp 3,829,972
2,700 Nabors Industries Ltd* 83,079
116,200 Smith International Inc 8,296,680
77,000 TETRA Technologies Inc* 1,627,780
2,600 Ultra Petroleum Corp* 161,304
5,100 Weatherford International Ltd* 342,618
10,200 Williams Cos Inc 347,412
65,666 XTO Energy Inc 4,060,785
$42,562,860

PERSONAL LOANS --- 0.42%
100,000 Discover Financial Services 2,080,000
$2,080,000

PHARMACEUTICALS --- 2.94%
6,302 Allergan Inc 406,290
86,000 Barr Laboratories Inc* 4,894,260
49,900 Medarex Inc* 706,584
42,000 Medicis Pharmaceutical Corp Class A 1,281,420
63,000 Mylan Laboratories Inc 1,005,480
29,000 OSI Pharmaceuticals Inc* 985,710
40,100 Sepracor Inc* 1,102,750
48,000 Theravance Inc* 1,252,320
114,000 Valeant Pharmaceuticals International* 1,764,720
67,000 Warner Chilcott Ltd* 1,190,590
$14,590,124

POLLUTION CONTROL --- 0.11%
8,500 Republic Services Inc 278,035
4,300 Stericycle Inc 245,788
$523,823

PRINTING & PUBLISHING --- 0.08%
4,900 McGraw-Hill Cos Inc 249,459
1,300 Meredith Corp 74,490
2,500 VistaPrint Ltd* 93,425
$417,374

RESTAURANTS --- 1.95%
67,450 Cheesecake Factory Inc* 1,583,052
37,000 Chipolte Mexican Grill Inc* 3,959,000
31,000 PF Changs China Bistro Inc* 917,600
14,700 Panera Bread Co Class A* 599,760
63,700 Tim Hortons Inc 2,219,945
11,800 Yum! Brands Inc 399,194
$9,678,551

RETAIL --- 6.62%
41,400 Advance Auto Parts Inc 1,389,384
90,000 Amazon.com Inc* 8,383,500
2,700 AnnTaylor Stores Corp* 85,509

83,800 Bed Bath & Beyond Inc* 2,859,256
46,000 Best Buy Co Inc 2,116,920
111,000 CarMax Inc 2,256,630
1,500 Dicks Sporting Goods Inc 100,725
4,700 Family Dollar Stores Inc 124,832
1,950 Men's Wearhouse Inc 98,514
98,000 O'Reilly Automotive Inc* 3,274,180
127,800 Petsmart Inc 4,076,820
5,300 Ross Stores Inc 135,892

44,000 Shoppers Drug Mart Corp 2,405,590
7,700 Staples Inc 165,473
10,300 TJX Cos Inc 299,421
5,700 Tiffany & Co 298,395
1,600 Tractor Supply Co* 73,744
2,900 Urban Outfitters Inc* 63,220
60,000 Whole Foods Market Inc 2,937,600
51,400 Williams-Sonoma Inc 1,676,668
$32,822,273

SECURITIES & COMMODITIES --- 0.08%
2,900 NYMEX Holdings Inc 377,522
$377,522

SPECIALIZED SERVICES --- 10.94%
3,492 Apollo Group Inc* 210,044
87,000 Catalina Marketing Corp* 2,817,930
75,000 CheckFree Corp* 3,490,500
30,900 ChoicePoint Inc* 1,171,728
3,600 Cintas Corp 133,560
116,800 Clear Channel Outdoor Holdings Inc* 2,978,400
17,300 Corporate Executive Board Co 1,284,352
74,200 DST Systems Inc* 6,367,102
3,600 DeVry Inc 133,236
1,900 Dun & Bradstreet Corp 187,359
3,300 Equifax Inc 125,796
60,800 Fastenal Co 2,760,928
1,600 Fidelity National Information Services Inc 70,992
26,200 Fiserv Inc* 1,332,532
3,800 Focus Media Holding Ltd 220,476
1,600 Getty Images Inc* 44,544
88,300 Global Payments Inc 3,904,626
3,200 H&R Block Inc 67,776
1,700 ITT Educational Services Inc* 206,873
118,050 Iron Mountain Inc 3,598,164
5,400 LECG Corp* 80,460
97,000 Lamar Advertising Co 4,750,090
12,000 MSC Industrial Direct Co Inc Class A 607,080
52,300 Manpower Inc 3,365,505
5,400 MoneyGram International Inc 121,986
97,500 Monster Worldwide Inc* 3,320,850
5,500 Omnicom Group Inc 264,495
8,700 Paychex Inc 356,700
20,000 Resources Connection Inc 463,000
5,000 Ritchie Bros Auctioneers Inc 325,500
61,800 Robert Half International Inc 1,845,348
217,000 SAIC Inc* 4,164,230
81,500 UTI Worldwide Inc 1,872,870
3,600 WPP Group PLC 243,000
65,800 Western Union Co 1,379,826
$54,267,858

TELEPHONE & TELECOMMUNICATIONS --- 4.97%
103,000 Amdocs Ltd* 3,830,570
127,500 American Tower Corp* 5,551,350
163,100 Crown Castle International Corp* 6,626,753
69,900 Leap Wireless International Inc* 5,687,763
90,100 MetroPCS Communications Inc* 2,457,928
4,300 NII Holdings Inc* 353,245
4,100 NeuStar Inc* 140,589
$24,648,198

TEXTILES --- 0.31%
7,700 Coach Inc* 363,979
20,000 Under Armour Inc* 1,196,400
$1,560,379

TRANSPORTATION --- 0.05%
5,800 Landstar System Inc 243,426
$243,426

UTILITIES --- 0.99%
14,600 AES Corp* 292,584
18,000 First Solar Inc* 2,119,320
30,000 SunPower Corp* 2,484,600
$4,896,504

TOTAL COMMON STOCK --- 96.17% $477,109,595
(Cost $340,611,421)

PREFERRED STOCK

Shares                                                   Value ($)

SPECIALIZED SERVICES --- 0.04%
5,000 Bill Me Later Inc d * 181,150
$181,150

TOTAL PREFERRED STOCK --- 0.04% $181,150
(Cost $181,150)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

18,831,000 Federal Home Loan Bank 18,826,815
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.79% $18,826,815
(Cost $18,826,815)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100% $496,117,560
(Cost $359,619,386)

Legend
* Non-income Producing Security

d Security is fair valued at September 30, 2007.
ADR – American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $363,326,824. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $145,416,071 and gross depreciation of securities in which there was an excess of tax cost over value of $12,625,335, resulting in net appreciation of $132,790,736.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

COMMON STOCK

Shares                                                   Value ($)

AEROSPACE & DEFENSE --- 4.34%
10,300 Ceradyne Inc ^^* 780,122
24,200 Curtiss-Wright Corp 1,149,500
26,900 Kaman Corp Class A 929,664
44,000 Orbital Sciences Corp* 978,560
29,300 TransDigm Group Inc* 1,339,303
$5,177,149

AGRICULTURE --- 1.73%
16,300 Corn Products International Inc 747,681
41,900 Terra Industries Inc ^^* 1,309,794
$2,057,475

BANKS --- 0.75%
19,000 SVB Financial Group ^^* 899,840
$899,840

BIOTECHNOLOGY --- 6.46%
12,200 AMAG Pharmaceuticals Inc ^^* 697,840
22,000 Alexion Pharmaceuticals Inc ^^* 1,433,300
12,800 Dionex Corp* 1,017,088
32,600 Genomic Health Inc ^^* 625,594
31,600 LifeCell Corp ^^* 1,187,212
49,625 Meridian Bioscience Inc 1,504,630
19,700 Varian Inc* 1,253,117
$7,718,781

CHEMICALS --- 3.06%
8,400 Arch Chemicals Inc 393,792
31,100 HB Fuller Co 923,048
52,900 Hercules Inc ^^ 1,111,958
39,300 UAP Holding Corp 1,232,448
$3,661,246

COMMUNICATIONS - EQUIPMENT --- 3.22%
53,894 Arris Group Inc* 665,591
12,200 Blue Coat Systems Inc ^^* 960,872
8,746 CommScope Inc ^^* 439,399
41,462 Comtech Group Inc ^^* 755,023
29,573 NETGEAR Inc* 899,611

4,261 ViaSat Inc* 131,367
$3,851,863

COMPUTER SOFTWARE & SERVICES --- 14.88%
24,500 ANSYS Inc 837,165

83,100 Ariba Inc* 895,818
37,163 Atheros Communications ^^* 1,113,775
32,100 Authorize.Net Holdings Inc* 565,923
14,100 Bankrate Inc ^^* 650,292
17,300 Blackboard Inc ^^* 793,032
42,500 COMSYS IT Partners Inc* 714,425
22,600 Digital River Inc ^^* 1,011,350
46,900 Double-Take Software Inc* 896,259
35,700 Foundry Networks Inc ^^* 634,389
19,100 IHS Inc* 1,078,959
52,079 Nuance Communications Inc ^^* 1,005,645
37,700 Omnicell Inc* 1,075,958
56,800 Phase Forward Inc ^^* 1,136,568
13,900 Priceline.com Inc ^^* 1,233,625
24,500 RADVision Ltd* 430,220
37,640 Radiant Systems Inc* 595,841
13,000 Synchronoss Technologies Inc* 546,780
35,700 THQ Inc* 891,786
24,400 VASCO Data Security International Inc ^^* 861,564
25,000 j2 Global Communications Inc* 818,250
$17,787,624

CONTAINERS --- 0.64%
14,300 Silgan Holdings Inc 768,625
$768,625

ELECTRIC COMPANIES --- 0.59%
37,300 Pike Electric Corp ^^* 699,748
$699,748

ELECTRONIC INSTRUMENTS & EQUIP --- 3.47%
14,100 Anixter International Inc* 1,162,545
52,800 Brightpoint Inc ^^* 792,528
2,532 MTS Systems Corp ^^ 105,331
24,300 Universal Electronics Inc* 789,750
20,800 Woodward Governor Co 1,297,920
$4,148,074

ELECTRONICS - SEMICONDUCTOR --- 4.55%
18,600 FormFactor Inc ^^* 825,282
60,600 Micrel Inc 654,480
26,300 Netlogic Microsystems Inc ^^* 949,693
100,000 ON Semiconductor Corp ^^* 1,256,000
24,600 Tessera Technologies Inc* 922,500
15,550 Varian Semiconductor Equipment Associates Inc 832,236
$5,440,191

ENGINEERING & CONSTRUCTION --- 1.49%
34,720 EMCOR Group Inc 1,088,819
12,200 URS Corp* 688,690
$1,777,509

FINANCIAL SERVICES --- 0.46%
20,500 Waddell & Reed Financial Class A 554,115
$554,115

FOOD & BEVERAGES --- 1.53%
43,100 Flowers Foods Inc 939,580
27,500 Hain Celestial Group Inc ^^* 883,575
$1,823,155

GOLD, METALS & MINING --- 0.38%
22,200 Claymont Steel Holdings Inc ^^* 449,550
$449,550

HEALTH CARE RELATED --- 4.54%

42,881 Alkermes Inc* 789,010
24,400 HealthExtras Inc ^^* 679,052
24,500 MedCath Corp* 672,770
20,900 Palomar Medical Technologies Inc ^^* 595,441
36,400 Psychiatric Solutions Inc ^^* 1,429,792
28,900 inVentiv Health Inc* 1,266,398
$5,432,463

HEAVY TRUCKS & PARTS --- 0.38%
14,400 Titan International Inc ^^ 459,648
$459,648

HOUSEHOLD GOODS --- 1.77%
44,900 Tempur-Pedic International Inc ^^ 1,605,175
16,129 Tupperware Corp 507,902
$2,113,077

INSURANCE RELATED --- 1.98%
21,100 Hanover Insurance Group Inc 932,409
13,900 Navigators Group Inc* 754,075
12,100 RLI Corp 686,312
$2,372,796

INVESTMENT BANK/BROKERAGE FIRM --- 0.58%
8,100 GFI Group Inc* 697,572
$697,572

LEISURE & ENTERTAINMENT --- 1.74%
12,300 Vail Resorts Inc ^^* 766,167
39,700 WMS Industries Inc ^^ 1,314,070
$2,080,237

MACHINERY --- 3.60%
18,200 Astec Industries Inc ^^* 1,045,590
25,900 Columbus McKinnon Corp ^^* 644,651
12,600 EnPro Industries Inc* 511,560
27,100 Wabtec Corp 1,015,166
24,800 Zoltek Cos Inc ^^* 1,082,024
$4,298,991

MANUFACTURING --- 1.90%
7,300 Ameron International Corp ^^ 772,121
13,500 Koppers Holdings Inc 521,235
25,600 RBC Bearings Inc* 981,760
$2,275,116

MEDICAL PRODUCTS --- 5.05%
44,300 Align Technology Inc ^^* 1,122,119
89,800 Alliance Imaging Inc* 813,588
42,200 Immucor Inc* 1,508,650
35,900 NuVasive Inc ^^* 1,289,887
19,000 West Pharmaceutical Services Inc 791,540
31,300 ev3 Inc ^^* 513,946
$6,039,730

MISCELLANEOUS --- 1.02%
19,300 Jarden Corp* 597,142
32,300 Smith & Wesson Holding Corp* 616,607
$1,213,749

OIL & GAS --- 4.84%
15,600 Atwood Oceanics Inc ^^* 1,194,336
8,300 Core Laboratories NV* 1,057,337
38,700 Matrix Service Co* 810,765
22,900 NATCO Group Inc* 1,185,075
11,200 Oceaneering International Inc* 848,960
64,400 PetroQuest Energy Inc ^^* 691,012
$5,787,485

PERSONAL LOANS --- 0.44%
16,000 World Acceptance Corp ^^* 529,280
$529,280

PHARMACEUTICALS --- 3.37%
57,300 BioMarin Pharmaceutical Inc ^^* 1,426,770
16,000 K-V Pharmaceutical Co ^^* 457,600
35,400 MGI Pharma Inc ^^* 983,412
9,700 OSI Pharmaceuticals Inc ^^* 329,703
17,590 XenoPort Inc* 827,610
$4,025,095

PRINTING & PUBLISHING --- 0.75%
14,200 Consolidated Graphics Inc* 891,618
$891,618

RAILROADS --- 0.60%
22,300 Kansas City Southern ^^* 717,391
$717,391

REAL ESTATE --- 1.99%
14,600 Capstead Mortgage Corp REIT 150,088
13,600 Corporate Office Properties Trust REIT ^^ 566,168
21,400 Digital Realty Trust Inc REIT 842,946
19,400 FelCor Lodging Trust Inc REIT 386,642
10,800 Tanger Factory Outlet Centers Inc REIT 438,372
$2,384,216

RESTAURANTS --- 1.67%
4,800 Chipolte Mexican Grill Inc ^^* 567,024
13,700 Jack in the Box Inc 888,308
28,900 McCormick & Schmick's Seafood Restaurants Inc* 544,187
$1,999,519

RETAIL --- 2.75%
49,300 Aeropostale Inc ^^ 939,658
14,800 Collective Brands Inc ^^* 326,488
26,700 Gymboree Corp* 940,908
9,800 J Crew Group Inc ^^* 406,700
15,100 Zumiez Inc ^^* 669,987
$3,283,741

SHOES --- 1.03%
11,200 Deckers Outdoor Corp* 1,229,760
$1,229,760

SPECIALIZED SERVICES --- 4.02%
33,500 DeVry Inc 1,239,835
16,900 Heidrick & Struggles International Inc 616,005
29,400 Korn/Ferry International* 485,394
39,400 Perficient Inc ^^* 861,678
16,600 Sotheby's 793,314
4,800 Strayer Education Inc ^^ 809,424
$4,805,650

TELEPHONE & TELECOMMUNICATIONS --- 4.05%
74,600 ANADIGICS Inc ^^* 1,348,768
27,969 Cbeyond Inc ^^* 1,140,856
17,400 Comtech Telecommunications Corp* 930,726
21,800 NICE Systems Ltd sponsored ADR* 781,312
45,000 ShorTel Inc ^^* 644,400
$4,846,062

TEXTILES --- 1.48%
30,100 Fossil Inc ^^* 1,124,536
12,250 Phillips-Van Heusen Corp 642,880
$1,767,416

TRANSPORTATION --- 0.81%
32,424 Hub Group Inc* 973,693
$973,693

TOTAL COMMON STOCK --- 97.91% $117,039,250
(Cost $103,665,151)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

2,499,000 Federal Home Loan Bank 2,498,445
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.09% $2,498,445
(Cost $2,498,445)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100% $119,537,695
(Cost $106,163,596)

Legend
* Non-income Producing Security
ADR – American Depository Receipt
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $106,187,089. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,140,385 and gross depreciation of securities in which there was an excess of tax cost over value of $3,789,779, resulting in net appreciation of $13,350,606.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.11%
250,000 United Technologies Corp 247,344
Notes
4.375% May 1, 2010
$247,344

AGENCY --- 44.34%
946,587 Fannie Mae 947,770
6.000% February 1, 2037
487,631 Fannie Mae 465,611
5.000% February 1, 2037
123,977 Fannie Mae 130,788
8.000% November 1, 2022
1,749 Fannie Mae 1,752
7.000% December 1, 2007
1,368,987 Fannie Mae 1,324,368
5.000% January 1, 2024
877,520 Fannie Mae 852,565
5.500% April 1, 2036
2,628,221 Fannie Mae 2,515,910
5.000% December 1, 2033

1,222,340 Fannie Mae 1,201,481
5.500% January 1, 2034
703,631 Fannie Mae 663,037
4.000% April 1, 2019
3,992,818 Fannie Mae 3,824,978
5.000% May 1, 2034
805,168 Fannie Mae 747,925
4.500% December 1, 2034
495,480 Fannie Mae 496,765
6.000% February 1, 2035
3,387,618 Fannie Mae 3,242,057
5.000% September 1, 2035
850,333 Fannie Mae 812,441
5.000% July 1, 2035
956,655 Fannie Mae 979,525
6.500% August 1, 2032
2,087,666 Fannie Mae 2,099,950
6.000% January 1, 2033
335,712 Fannie Mae 330,152
5.000% June 1, 2018
605,167 Fannie Mae 595,002
5.500% May 1, 2033
1,356,447 Fannie Mae 1,333,769
5.500% February 1, 2035
2,965,361 Fannie Mae 2,909,760
5.500% November 1, 2035
999,808 Fannie Mae 1,001,839
6.000% April 1, 2036
1,360,314 Fannie Mae 1,361,929
6.000% July 1, 2036
3,681,586 Fannie Mae 3,618,309
5.500% March 1, 2034
102,578 Fannie Mae 105,010
7.000% May 1, 2011
41,224 Fannie Mae 41,428
6.500% November 1, 2009
13,530 Fannie Mae 13,841
8.000% December 1, 2012
5,994 Fannie Mae 6,132
8.000% June 1, 2012
531,766 Fannie Mae 536,382
6.000% January 1, 2029
143,034 Fannie Mae 146,905
6.500% December 1, 2013
510,373 Fannie Mae 522,574
6.500% June 1, 2032
397,508 Fannie Mae 413,287
7.000% July 1, 2032
381,460 Fannie Mae 386,944
6.000% July 1, 2017
405,290 Fannie Mae 406,242
6.000% November 1, 2035
899,477 Fannie Mae 901,445
6.000% October 1, 2035
990,315 Fannie Mae 971,747
5.500% December 1, 2035
643,316 Fannie Mae 645,225
6.000% December 1, 2035
980,602 Fannie Mae 983,053
6.000% June 1, 2036
464,587 Fannie Mae 431,019
4.500% October 1, 2036
883,344 Fannie Mae 899,553
6.500% August 1, 2036
991,958 Fannie Mae 947,165
5.000% May 1, 2037
457,718 Fannie Mae 463,511
6.000% December 1, 2021
500,000 Fannie Mae ** 533,901
7.125% June 15, 2010
300,000 Fannie Mae ** 336,815
6.250% May 15, 2029
500,000 Fannie Mae ** 503,704
4.750% March 12, 2010
1,400,000 Fannie Mae ** 1,457,879
6.625% September 15, 2009
600,000 Fannie Mae ** 636,604
7.250% January 15, 2010
800,000 Fannie Mae ** ^^ 815,569
5.250% September 15, 2016
1,000,000 Fannie Mae ** ^^ 1,009,196
5.250% January 15, 2009
700,000 Fannie Mae ** ^^ 700,569
5.000% May 11, 2017
600,000 Fannie Mae ** ^^ 593,857
4.375% September 15, 2012
1,600,000 Fannie Mae ** ^^ 1,679,950
6.000% May 15, 2011
453,045 Fannie Mae ++ 452,797
5.060% February 1, 2037
1,500,000 Federal Home Loan Bank ** 1,543,749
5.375% May 18, 2016
300,000 Federal Home Loan Bank ** ^^ 307,639
5.250% June 18, 2014
500,000 Federal Home Loan Bank ** ^^ 508,169
5.375% July 17, 2009
13,089 Freddie Mac 13,692
7.500% August 1, 2030
307,557 Freddie Mac 308,692
6.000% December 1, 2033
633,901 Freddie Mac 607,455
5.000% July 1, 2034
846,752 Freddie Mac 849,795
6.000% April 1, 2036
439,059 Freddie Mac 439,659
6.000% June 1, 2036
447,475 Freddie Mac 448,425
6.000% March 1, 2036
632,268 Freddie Mac 594,485
4.000% January 1, 2021
781,623 Freddie Mac 779,865
5.500% May 1, 2021
1,004,165 Freddie Mac 985,259
5.000% April 1, 2021
423,797 Freddie Mac 415,528
5.000% May 1, 2021
1,409,131 Freddie Mac 1,411,333
6.000% December 1, 2036
1,417,335 Freddie Mac 1,420,569
6.000% January 1, 2037
1,457,464 Freddie Mac 1,428,907
5.500% March 1, 2037
997,510 Freddie Mac 962,436
4.500% March 1, 2019
781,453 Freddie Mac 752,313
4.500% August 1, 2020

1,347,346 Freddie Mac 1,381,662
6.500% November 1, 2032
969,783 Freddie Mac 940,170
5.000% September 1, 2024
780,942 Freddie Mac 767,397
5.000% August 1, 2018
1,443,564 Freddie Mac 1,415,279
5.500% January 1, 2037
988,891 Freddie Mac 968,307
5.500% May 1, 2037
327,872 Freddie Mac 315,901
4.500% August 1, 2019

826,887 Freddie Mac 810,752
5.000% December 1, 2020
987,788 Freddie Mac 974,320
5.500% June 1, 2027
96,074 Freddie Mac 100,784
7.500% May 1, 2027
692,731 Freddie Mac 692,082
5.500% May 1, 2018
2,148,915 Freddie Mac 2,110,226
5.500% June 1, 2033
1,420,799 Freddie Mac 1,372,696
4.500% March 1, 2018
132,650 Freddie Mac 136,113
6.500% April 1, 2029
657,683 Freddie Mac 657,815
5.500% February 1, 2018
1,000,000 Freddie Mac ** 1,002,268
5.375% December 27, 2011
200,000 Freddie Mac ** 227,230
6.250% July 15, 2032
400,000 Freddie Mac ** 413,427
5.500% September 15, 2011
500,000 Freddie Mac ** 503,298
5.450% November 21, 2013
1,000,000 Freddie Mac ** 1,005,193
4.875% February 17, 2009
500,000 Freddie Mac ** 510,376
5.250% April 18, 2016
260,000 Freddie Mac ** 262,651
4.875% February 9, 2010
1,000,000 Freddie Mac ** 1,003,840
4.750% March 5, 2009
500,000 Freddie Mac ** 504,597
5.000% June 11, 2009
1,000,000 Freddie Mac ** 998,872
4.625% October 25, 2012
2,100,000 Freddie Mac ** 2,102,421
4.625% December 19, 2008
1,500,000 Freddie Mac ** 1,486,397
3.625% September 15, 2008
400,000 Freddie Mac ** ^^ 403,636
4.750% January 18, 2011
300,000 Freddie Mac ** ^^ 359,369
6.750% March 15, 2031
300,000 Freddie Mac ** ^^ 295,608
4.500% January 15, 2014
900,000 Freddie Mac ** ^^ 892,428
4.500% January 15, 2013
500,000 Freddie Mac ** ^^ 511,052
5.125% July 15, 2012
924,602 Freddie Mac ++ 929,628
5.440% November 1, 2036
953,242 Freddie Mac ++ 962,928
5.290% November 1, 2036
2,415,923 Freddie Mac ++ 2,402,215
4.890% July 1, 2035

453,966 Freddie Mac ++ 452,636
5.430% March 1, 2037
979,913 Freddie Mac ++ 990,670
5.340% August 1, 2037
952,467 Freddie Mac ++ 953,398
5.570% March 1, 2037
890,586 Freddie Mac ++ 903,424
5.320% October 1, 2036
64,102 Ginnie Mae 68,697
9.000% April 15, 2021
51,397 Ginnie Mae 55,260
9.000% January 15, 2017
43,458 Ginnie Mae 45,667
7.500% December 15, 2025
852,950 Ginnie Mae 840,280
5.000% September 15, 2018
102,678 Ginnie Mae 107,688
7.000% July 15, 2025
878,468 Ginnie Mae II 843,354
5.000% December 20, 2035
2,646,513 Ginnie Mae II 2,600,915
5.500% February 20, 2036
500,000 Resolution Funding Corp 696,282
9.375% October 15, 2020
$100,757,166

AGENCY MORTGAGED BACKED --- 0.44%
1,000,000 Fannie Mae 1,006,043
Series 2004-W1 Class 1A7
5.681% November 25, 2043
$1,006,043

AUTOMOBILES --- 0.23%
500,000 DaimlerChrysler NA Holding Corp 518,462
Notes
6.500% November 15, 2013
$518,462

BANKS --- 1.10%
500,000 Bank of America Corp 532,045
Subordinated Notes
7.400% January 15, 2011
500,000 Bank of America NA 490,555
Subordinated Notes
6.000% October 15, 2036
500,000 US Bank NA 520,749
Subordinated Notes
6.375% August 1, 2011
500,000 Wachovia Bank NA 475,981
Subordinated Notes
4.800% November 1, 2014
500,000 Wells Fargo & Co 480,780
Senior Notes
5.125% September 15, 2016
$2,500,110

BROADCAST/MEDIA --- 0.44%

500,000 Comcast Cable Communications LLC 518,599
Senior Notes
6.750% January 30, 2011
500,000 News America Inc 486,432
Notes
5.300% December 15, 2014
$1,005,031

CANADIAN - PROVINCIAL --- 0.44%
500,000 Province of Ontario ^^ 484,074
Notes
4.375% February 15, 2013
500,000 Province of Quebec 508,762
Bonds
5.750% February 15, 2009
$992,836

CHEMICALS --- 0.42%
1,000,000 EI du Pont de Nemours & Co 962,500
Senior Unsecured notes
5.250% December 15, 2016
$962,500

COMMERCIAL MORTAGED BACKED --- 4.59%
1,330,000 Bear Stearns Commercial Mortgage Securities ++ 1,310,398
Series 2005-T20 Class A4A
5.420% October 12, 2042
1,000,000 GS Mortgage Securities Corp II 954,366
Series 2005-GG4 Class A4A
4.751% July 10, 2039
1,250,000 GS Mortgage Securities Corp II 1,192,627
Series 2005-GG4 Class A4
4.761% July 10, 2039
500,000 JP Morgan Chase Commercial Mortgage Securities Corp 485,868
Series 2005-LDP2 Class ASB
4.659% July 15, 2042
912,992 JP Morgan Commercial Mortgage Finance Corp 954,323
Series 2000-C9 Class A2
7.770% October 15, 2032
2,000,000 Morgan Stanley Capital I 1,987,883
Series 2007-T25 Class A3
5.514% November 12, 2049
1,000,000 Morgan Stanley Capital I 992,560
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
2,000,000 Salomon Brothers Mortgage Securities VII 2,075,680
Series 2001-C1 Class A3
6.428% December 18, 2035
500,000 Wachovia Bank Commerical Mortgage Trust 480,965
Series 2004-C10 Class A4
4.748% February 15, 2041
$10,434,670

COMPUTER HARDWARE & SYSTEMS --- 0.21%
400,000 International Business Machines Corp 488,530
Debentures
8.375% November 1, 2019
$488,530

COMPUTER SOFTWARE & SERVICES --- 0.22%
500,000 Oracle Corp 498,889
Notes
5.000% January 15, 2011
$498,889

CONGLOMERATES --- 0.22%
500,000 General Electric Co 495,633
Notes
5.000% February 1, 2013
$495,633

ELECTRIC COMPANIES --- 0.86%
500,000 Commonwealth Edison Co 502,972
1st Mortgage
6.150% September 15, 2017
500,000 Jersey Central Power & Light Co # 480,995
Senior Notes
6.150% June 1, 2037
500,000 Ohio Power Co 473,251
Senior Notes
4.850% January 15, 2014
500,000 Pacific Gas & Electric Co 491,046
1st Mortgage
6.050% March 1, 2034
$1,948,264

FINANCIAL SERVICES --- 2.50%
500,000 American General Finance Corp 498,740
Notes
5.850% June 1, 2013
500,000 Bank of New York Mellon Corp 522,348
Senior Subordinated Notes
6.375% April 1, 2012
500,000 CIT Group Inc 451,474
Senior Notes
5.000% February 13, 2014
500,000 Citigroup Inc 482,173
Global Notes
5.850% December 11, 2034
500,000 Citigroup Inc 481,959
Subordinated Notes
5.000% September 15, 2014
250,000 General Electric Capital Corp 275,243
Notes
6.750% March 15, 2032
500,000 Household Finance Corp 516,363
Notes
6.375% October 15, 2011

500,000 JPMorgan Chase & Co 487,685
Subordinated Notes
5.125% September 15, 2014
500,000 John Deere Capital Corp 492,331
Unsecured Debentures
5.100% January 15, 2013
500,000 National Rural Utilities Cooperative Finance Corp 490,891
Collateral Trust Bonds
4.375% October 1, 2010
500,000 Washington Mutual Bank 481,880
Subordinated Notes
5.500% January 15, 2013
500,000 Washington Mutual Inc 491,090
Notes
4.000% January 15, 2009
$5,672,177

FOOD & BEVERAGES --- 1.03%
500,000 Anheuser-Busch Co Inc 487,200
Debentures
5.950% January 15, 2033
322,000 General Mills Inc 329,151
Notes
6.000% February 15, 2012
500,000 Kellogg Co 521,905
Notes
6.600% April 1, 2011
500,000 Kraft Foods Inc 516,225
Notes
6.250% June 1, 2012
500,000 Wm Wrigley Jr Co 491,486
Senior Unsecured Notes
4.300% July 15, 2010
$2,345,967

FOREIGN BANKS --- 0.66%
500,000 KfW Bankengruppe 504,783
Notes
4.625% January 20, 2011
500,000 KfW Bankengruppe 493,940
Notes
4.875% January 17, 2017
500,000 KfW Bankengruppe 504,001
Notes
4.875% October 19, 2009
$1,502,724

FOREIGN GOVERNMENTS --- 0.60%
300,000 Government of Italy 335,374
Notes
6.875% September 27, 2023

500,000 Government of Italy 482,491
Debentures
4.500% January 21, 2015
500,000 Government of Mexico ^^ 543,750
Notes
6.750% September 27, 2034
$1,361,615

GOLD, METALS & MINING --- 0.21%
500,000 BHP Finance USA Ltd 486,314
Global Notes
5.250% December 15, 2015
$486,314

INSURANCE RELATED --- 0.65%
500,000 Allstate Corp 441,621
Bonds
5.350% June 1, 2033
500,000 American International Group Inc 507,336
Senior Unsecured Bonds
6.250% May 1, 2036
500,000 MetLife Inc 518,037
Senior Notes
6.125% December 1, 2011
$1,466,994

INVESTMENT BANK/BROKERAGE FIRM --- 1.50%
500,000 Bear Stearns Cos Inc 489,516
Notes
5.700% November 15, 2014
500,000 BlackRock Inc 500,817
Senior Unsubordinated Notes
6.250% September 15, 2017
500,000 Credit Suisse First Boston USA Inc 522,542
Notes
6.500% January 15, 2012
500,000 Goldman Sachs Capital I 465,883
Company Guaranteed Notes
6.345% February 15, 2034
500,000 Lehman Brothers Holdings Inc 465,099
Notes
4.800% March 13, 2014
500,000 Merrill Lynch & Co Inc 499,296
Subordinated Notes
6.050% May 16, 2016
500,000 Morgan Stanley 469,661
Subordinated Notes
4.750% April 1, 2014
$3,412,814

LEISURE & ENTERTAINMENT --- 0.69%
500,000 Time Warner Inc 524,641
Company Guaranteed Bonds
6.875% May 1, 2012

500,000 Viacom Inc 530,790
Notes
7.700% July 30, 2010
500,000 Walt Disney Co 523,466
Notes
6.375% March 1, 2012
$1,578,897

MACHINERY --- 0.43%
500,000 Caterpillar Inc 498,929
Senior Notes
5.700% August 15, 2016
500,000 Dover Corp 474,314
Notes
4.875% October 15, 2015
$973,243

OIL & GAS --- 1.15%
500,000 ConocoPhillips 491,010
Company Guaranteed Bonds
5.900% October 15, 2032
500,000 PEMEX Project Funding Master Trust 515,238
Company Guaranteed Bonds
6.625% June 15, 2035
500,000 Shell International Finance 513,270
Company Guaranteed Notes
5.625% June 27, 2011
500,000 Valero Energy Corp 548,472
Notes
7.500% April 15, 2032
500,000 XTO Energy Inc 540,253
Senior Notes
7.500% April 15, 2012
$2,608,243

OTHER ASSET-BACKED --- 0.86%
1,000,000 Bank of America Credit Card Trust ++ 976,471
Series 2006-C4 Class C4
7.020% November 15, 2011
1,000,000 Citicorp Residential Mortgage Securities Inc 985,301
Series 2006-1 Class A6
5.836% July 25, 2036
$1,961,772

PAPER & FOREST PRODUCTS --- 0.44%
500,000 International Paper Co 482,725
Notes
5.300% April 1, 2015
500,000 Weyerhaeuser Co 519,091
Notes
6.750% March 15, 2012
$1,001,816

PERSONAL LOANS --- 0.22%
500,000 American Express Credit Corp 497,976
Notes
5.000% December 2, 2010
$497,976

RAILROADS --- 0.66%
500,000 Canadian National Railway Co 500,000
Bonds
5.850% November 15, 2017
500,000 Union Pacific Corp 507,122
Debentures
6.625% February 1, 2029
500,000 Union Pacific Corp 490,023
Unsecured Notes
5.375% May 1, 2014
$1,497,145

RETAIL --- 0.66%
500,000 Home Depot Inc 468,452
Senior Unsecured Notes
5.400% March 1, 2016
500,000 Target Corp 511,956
Notes
5.875% March 1, 2012
500,000 Wal-Mart Stores Inc 516,846
Senior Notes
6.875% August 10, 2009
$1,497,254

SUPRANATIONALS --- 0.67%
500,000 European Investment Bank 496,552
Senior Unsubordinated Notes
4.125% September 15, 2010
500,000 European Investment Bank 501,265
Bonds
5.125% September 13, 2016
500,000 Inter-American Development Bank 532,298
Bonds
7.375% January 15, 2010
$1,530,115

TELEPHONE & TELECOMMUNICATIONS --- 1.21%
500,000 AT&T Inc 495,754
Global Notes
5.625% June 15, 2016
500,000 British Telecommunications PLC 662,101
Bonds
9.125% December 15, 2030
500,000 Deutsche Telekom International Finance BV 612,082
Company Guaranteed Bonds
8.250% June 15, 2030

500,000 Nextel Communications Inc 477,355
Bonds
5.950% March 15, 2014
500,000 Verizon New Jersey Inc 508,613
Debentures
5.875% January 17, 2012
$2,755,905

U.S. GOVERNMENTS --- 23.47%
500,000 United States of America 620,547
7.125% February 15, 2023
300,000 United States of America 403,242
8.500% February 15, 2020
600,000 United States of America 740,063
6.875% August 15, 2025
500,000 United States of America 651,289
8.125% August 15, 2019
400,000 United States of America 550,062
8.750% August 15, 2020
900,000 United States of America 1,187,015
8.000% November 15, 2021
500,000 United States of America ^^ 500,274
4.000% June 15, 2009
800,000 United States of America ^^ 795,438
3.625% July 15, 2009
500,000 United States of America ^^ 495,860
3.500% August 15, 2009
500,000 United States of America ^^ 518,242
6.000% August 15, 2009
1,500,000 United States of America ^^ 1,472,109
4.000% February 15, 2014
1,500,000 United States of America ^^ 1,471,758
2.625% March 15, 2009
500,000 United States of America ^^ 493,867
3.125% April 15, 2009
500,000 United States of America ^^ 499,336
3.875% May 15, 2009
1,940,000 United States of America ^^ 2,048,974
6.500% February 15, 2010
500,000 United States of America ^^ 523,164
5.750% August 15, 2010
800,000 United States of America ^^ 826,562
5.000% August 15, 2011
2,000,000 United States of America ^^ 2,059,688
4.875% February 15, 2012
700,000 United States of America ^^ 704,539
4.875% August 31, 2008
1,000,000 United States of America ^^ 1,023,438
4.875% August 15, 2016
1,000,000 United States of America ^^ 1,034,766
5.125% June 30, 2011
500,000 United States of America ^^ 513,125
4.875% May 31, 2011
1,000,000 United States of America ^^ 1,014,297
4.875% May 15, 2009
1,000,000 United States of America ^^ 1,013,984
4.500% February 28, 2011
600,000 United States of America ^^ 600,797
4.500% November 15, 2015
500,000 United States of America ^^ 506,836
4.500% November 15, 2010
1,100,000 United States of America ^^ 1,104,297
4.375% November 15, 2008
1,000,000 United States of America ^^ 995,938
4.125% August 31, 2012
1,000,000 United States of America ^^ 1,013,438
4.750% August 15, 2017
3,000,000 United States of America ^^ 3,034,452
4.625% July 31, 2009
1,100,000 United States of America ^^ 1,130,766
4.875% June 30, 2012
2,000,000 United States of America ^^ 1,988,750
4.500% May 15, 2017
400,000 United States of America ^^ 405,031
4.500% May 15, 2010
800,000 United States of America ^^ 810,187
4.500% November 30, 2011
500,000 United States of America ^^ 508,906
4.625% October 31, 2011
800,000 United States of America ^^ 807,000
4.875% October 31, 2008
500,000 United States of America ^^ 503,164
4.250% October 15, 2010
500,000 United States of America ^^ 498,047
3.875% September 15, 2010
800,000 United States of America ^^ 919,062
6.250% August 15, 2023
900,000 United States of America ^^ 1,067,977
6.375% August 15, 2027
900,000 United States of America ^^ 1,041,398
6.125% November 15, 2027
800,000 United States of America ^^ 951,000
6.250% May 15, 2030
500,000 United States of America ^^ 535,235
5.375% February 15, 2031
900,000 United States of America ^^ 853,242
4.500% February 15, 2036
1,000,000 United States of America ^^ 1,009,375
4.375% August 15, 2012
800,000 United States of America ^^ 799,187
4.250% August 15, 2013
1,200,000 United States of America ^^ 1,196,531
4.250% November 15, 2013
500,000 United States of America ^^ 496,367
3.375% December 15, 2008
500,000 United States of America ^^ 493,399
3.000% February 15, 2009
1,350,000 United States of America ^^ 1,607,028
7.250% May 15, 2016
600,000 United States of America ^^ 821,625
9.125% May 15, 2018
300,000 United States of America ^^ 408,234
8.875% February 15, 2019

400,000 United States of America ^^ 500,000
7.250% August 15, 2022
1,100,000 United States of America ^^ 1,092,266
4.250% August 15, 2014
1,500,000 United States of America ^^ 1,485,587
4.250% November 15, 2014
1,500,000 United States of America ^^ 1,486,758
3.625% June 15, 2010
500,000 United States of America ^^ 498,555
3.875% July 15, 2010
500,000 United States of America ^^ 501,641
4.125% August 15, 2010
500,000 United States of America ^^ 492,735
4.250% August 15, 2015
$53,326,450

UTILITIES --- 0.45%
500,000 Duke Energy Corp 489,524
1st Mortgage
5.300% October 1, 2015
500,000 ONEOK Inc 526,297
Senior Notes
7.125% April 15, 2011
$1,015,821

TOTAL BONDS --- 91.68% $208,348,720
(Cost $208,797,802)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

7,500,000 Federal Farm Credit Bank 7,497,129          4.660% October 2, 2007
430,000 Tennessee Valley Authority 429,809
          4.060% October 3, 2007

JOINT REPURCHASE AGREEMENTS

10,981,000 Undivided interest of 29.2% in joint repurchase       10,981,000

agreement(Principal Amount/Value $37,660,000 with a maturity value of $37,675,692) with Merrill Lynch, 5.00%, dated 09/28/07, to be repurchased at $10,985,575 on 10/01/07, collateralized by Fannie Mae, 5.0% - 5.5%, 12/01/23 – 11/01/35, with a value of $38,414,503.

TOTAL SHORT-TERM INVESTMENTS --- 8.32% $18,907,938
(Cost $18,907,938)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100% $227,256,658
(Cost $227,705,740)

Legend

# The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $487,238, $480,995 and 0.22%, respectively.

** Security is an agency note with maturity date and interest rated indicated.
++ Represents the current interest rate for variable rate security.

^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2007, the U.S. Federal income tax cost basis was $227,482,928. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,861,054 and gross depreciation of securities in which there was an excess of tax cost over value of $2,087,324, resulting in net depreciation of $226,270.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.78%
50,000 Alliant Techsystems Inc 49,500
Senior Subordinated Notes
6.750% April 1, 2016
1,000,000 Boeing Capital Corp 1,054,237
Notes
6.500% February 15, 2012
50,000 DRS Technologies Inc 49,375
Company Guaranteed Notes
6.625% February 1, 2016
50,000 L-3 Communications Corp 49,000
Senior Subordinated Notes
6.125% January 15, 2014
250,000 Raytheon Co 249,056
Senior Unsecured Notes
5.375% April 1, 2013
50,000 TransDigm Inc 50,500
Notes
7.750% July 15, 2014
$1,501,668

AGENCY --- 50.75%
1,523,457 Fannie Mae 1,496,468
5.500% July 1, 2033
2,617,483 Fannie Mae 2,526,970
4.500% June 1, 2018

2,462,754 Fannie Mae 2,420,833
5.000% February 1, 2018
499,967 Fannie Mae 502,909
6.000% August 1, 2032

1,890,669 Fannie Mae 1,925,170
6.500% August 1, 2037
822,160 Fannie Mae 843,802
6.500% January 1, 2031
273,969 Fannie Mae 254,306
4.500% August 1, 2035
2,926,635 Fannie Mae 2,799,055
5.000% December 1, 2034
1,078,512 Fannie Mae 1,056,586
5.500% March 1, 2036
1,054,292 Fannie Mae 1,056,047
6.000% February 1, 2036
958,565 Fannie Mae 976,154
6.500% June 1, 2036
1,997,948 Fannie Mae 2,000,936
6.000% August 1, 2037
2,237,805 Fannie Mae 2,241,531
6.000% February 1, 2037
1,133,710 Fannie Mae 1,113,304
5.000% May 1, 2019
799,354 Fannie Mae 825,280
7.000% August 1, 2037
2,877,839 Fannie Mae 2,882,143
6.000% March 1, 2037
36,468 Fannie Mae 37,133
6.500% April 1, 2037
3,799,620 Fannie Mae 3,805,303
6.000% September 1, 2037
2,000,000 Fannie Mae ** ^^ 1,970,808
4.375% March 15, 2013
5,100,650 Fannie Mae ++ 5,140,979
5.550% March 1, 2047
1,500,000 Federal Home Loan Bank ** 1,516,167
4.875% November 18, 2011
3,000,000 Federal Home Loan Bank ** 3,014,703
4.625% February 18, 2011
223,087 Freddie Mac 214,760
4.500% July 1, 2021
280,757 Freddie Mac 282,089
6.000% November 1, 2033
457,187 Freddie Mac 424,792
4.500% November 1, 2035
292,714 Freddie Mac 293,298
6.000% April 1, 2035
2,814,913 Freddie Mac 2,692,182
5.000% March 1, 2034
3,011,329 Freddie Mac 2,898,942
4.500% February 1, 2022
1,953,390 Freddie Mac 1,947,635
5.500% March 1, 2022
949,177 Freddie Mac 932,088
5.500% October 1, 2033
1,668,811 Freddie Mac 1,634,294
5.500% June 1, 2036
2,461,229 Freddie Mac 2,410,321
5.500% August 1, 2036

9,013,673 Freddie Mac 8,826,056
5.500% April 1, 2037
5,930,161 Freddie Mac 5,658,284
5.000% April 1, 2037
799,276 Freddie Mac 800,222
6.000% August 1, 2037
630,661 Freddie Mac 585,973
4.500% May 1, 2035
1,359,445 Freddie Mac 1,298,905
5.000% May 1, 2036
478,349 Freddie Mac 444,454
4.500% March 1, 2036
399,527 Freddie Mac 405,458
6.000% May 1, 2021
439,912 Freddie Mac 423,508
4.500% June 1, 2021

429,873 Freddie Mac 430,461
6.000% March 1, 2036
2,201,339 Freddie Mac 2,157,705
5.000% March 1, 2022
595,805 Freddie Mac 560,201
4.000% December 1, 2020
216,166 Freddie Mac 208,098
4.500% April 1, 2021
3,159,803 Freddie Mac 3,019,087
5.000% December 1, 2035
171,418 Freddie Mac 174,704
6.500% February 1, 2036
970,056 Freddie Mac 971,991
6.000% June 1, 2035
550,529 Freddie Mac 551,282
6.000% May 1, 2036
895,968 Freddie Mac 862,558
4.500% June 1, 2020
2,567,113 Freddie Mac 2,516,773
5.500% August 1, 2035
2,371,199 Freddie Mac 2,371,675
5.500% February 1, 2018
4,000,000 Freddie Mac ** 4,027,496
5.000% January 16, 2009
2,000,000 Freddie Mac ** ^^ 2,012,060
4.875% November 15, 2013
750,000 Freddie Mac ** ^^ 898,423
6.750% March 15, 2031
997,800 Freddie Mac ++ 999,841
5.910% July 1, 2036
2,700,525 Freddie Mac ++ 2,715,641
5.590% May 1, 2037
$97,057,844

AGRICULTURE --- 0.04%
50,000 Eurofresh Inc # ^^ 43,000
Senior Notes
11.500% January 15, 2013
50,000 Terra Capital Inc 48,750
Senior Notes
7.000% February 1, 2017
$91,750

AIR FREIGHT --- 0.10%
195,000 FedEx Corp 197,181
Company Guaranteed Notes
5.500% August 15, 2009
$197,181

AIRLINES --- 0.05%
100,000 Southwest Airlines Co 104,127
Debentures
7.375% March 1, 2027
$104,127

AUTO PARTS & EQUIPMENT --- 0.05%
50,000 American Tire Distributors Holdings Inc 49,250
Notes
10.750% April 1, 2013
50,000 United Components Inc 50,750
Senior Subordinated Notes
9.375% June 15, 2013
$100,000

AUTOMOBILES --- 0.31%
185,000 DaimlerChrysler NA Holding Corp 191,831

Notes
6.500% November 15, 2013
300,000 DaimlerChrysler NA Holding Corp 296,596
Notes
4.875% June 15, 2010
50,000 Ford Motor Co ^^ 39,250
Unsecured Notes
7.450% July 16, 2031
100,000 General Motors Corp 80,500
Debentures
7.400% September 1, 2025
$608,177

BANKS --- 2.52%
200,000 BB&T Corp 191,229
Subordinated Notes
5.200% December 23, 2015
1,000,000 Bank of America Corp 988,900
Senior Notes
5.375% June 15, 2014
750,000 Marshall & Ilsley Bank 739,623
Notes
4.400% March 15, 2010
250,000 PNC Funding Corp 244,338
Subordinated Notes
5.625% February 1, 2017
1,000,000 PNC Funding Corp 1,049,076
Unsecured Subordinated Notes
7.500% November 1, 2009
150,000 Popular North America Inc 151,189
Company Guaranteed Notes
5.650% April 15, 2009
250,000 US Bank NA 239,040
Subordinated Notes
4.950% October 30, 2014
700,000 Wachovia Bank NA 666,373
Subordinated Notes
4.800% November 1, 2014
350,000 Wells Fargo Bank NA 363,221
Subordinated Notes
6.450% February 1, 2011
200,000 Zions Bancorp 192,060
Subordinated Notes
5.500% November 16, 2015
$4,825,049

BIOTECHNOLOGY --- 0.10%
200,000 Genentech Inc 188,571
Senior Notes
4.750% July 15, 2015
$188,571

BROADCAST/MEDIA --- 0.97%
300,000 British Sky Broadcasting Group PLC 315,573
Senior Unsecured Notes
8.200% July 15, 2009
750,000 Comcast Cable Communications LLC 798,345
Senior Notes
7.125% June 15, 2013
250,000 Cox Communications Inc 242,529
Global Notes
5.450% December 15, 2014
250,000 Cox Communications Inc 264,956
Unsecured Notes
7.125% October 1, 2012
50,000 EchoStar DBS Corp 50,250
Global Notes
6.625% October 1, 2014
50,000 General Cable Corp ++ 48,500
Senior Notes
8.360% April 1, 2015
50,000 Local TV Finance LLC # ^^ 47,000
Senior Unsecured Notes
9.250% June 15, 2015
50,000 Univision Communications Inc # ^^ 48,750
Senior Notes
9.750% March 15, 2015
50,000 Videotron Ltee 47,000
Notes
6.375% December 15, 2015
$1,862,903

BUILDING MATERIALS --- 0.03%
50,000 Interline Brands Inc 49,375
Senior Subordinated Notes
8.125% June 15, 2014
$49,375

CANADIAN - PROVINCIAL --- 1.10%
2,000,000 Hydro-Quebec 2,099,000
Notes
6.300% May 11, 2011
$2,099,000

CHEMICALS --- 0.15%
184,000 Albemarle Corp 174,045
Senior Unsecured Notes
5.100% February 1, 2015

50,000 Mosaic Co # 53,313
Senior Notes
7.625% December 1, 2016
50,000 Nalco Co ^^ 52,500
Senior Subordinated Notes
8.875% November 15, 2013
$279,858

COMMERCIAL MORTAGED BACKED --- 4.76%
1,900,000 Banc of America Commercial Mortgage Inc 1,902,642
Series 2007-1 Class A2
5.381% January 15, 2049
1,900,000 Citigroup/Deustche Bank Commercial Mortgage Trust 1,870,440
Series 2007-CD4 Class A3
5.293% December 11, 2049
1,200,000 Credit Suisse Mortgage Capital Certificates 1,194,802
Series 2006-C4 Class AAB
5.439% September 15, 2039
750,000 JP Morgan Chase Commercial Mortgage Securities Corp 760,766
Series 2007-CB19 Class A2
5.815% February 12, 2049
1,000,000 ML-CFC Commercial Mortgage Trust ++ 988,723
Series 2007-6 Class A4
5.485% March 12, 2051
1,000,000 ML-CFC Commercial Mortgage Trust ++ 998,886
Series 2007-6 Class A2
5.331% March 12, 2051
440,000 Morgan Stanley Capital I 432,704
Series 2006-IQ12 Class A4
5.332% December 15, 2043
964,682 Washington Mutual ++ 956,240
Series 2003-AR5 Class A6
3.695% June 25, 2033
$9,105,203

COMMUNICATIONS - EQUIPMENT --- 0.15%
275,000 Cisco Systems Inc 277,558
Notes
5.250% February 22, 2011
$277,558

COMPUTER HARDWARE & SYSTEMS --- 0.44%
50,000 Activant Solutions Inc 44,000
Senior Subordinated Notes
9.500% May 1, 2016
500,000 Dell Inc 531,374
Debentures
7.100% April 15, 2028
175,000 Hewlett-Packard Co 175,743
Bonds
5.250% March 1, 2012

32,000 SMART Modular Technologies Inc ++ 33,280
Senior Notes
9.870% April 1, 2012
50,000 Seagate Technology HDD Holdings 48,875
Notes
6.800% October 1, 2016
$833,272

COMPUTER SOFTWARE & SERVICES --- 0.43%
50,000 CompuCom Systems Inc # 63,000
Senior Notes
12.000% November 1, 2014
50,000 CompuCom Systems Inc # 48,750
Senior Subordinated Notes
12.500% October 1, 2015
50,000 Open Solutions Inc # 48,125
Senior Subordinated Notes
9.750% February 1, 2015
500,000 Oracle Corp 498,889
Notes
5.000% January 15, 2011
50,000 SERENA Software Inc 51,500
Senior Subordinated Notes
10.375% March 15, 2016
50,000 SS&C Technologies Inc 53,000
Senior Subordinated Notes
11.750% December 1, 2013
50,000 SunGard Data Systems Inc 52,250
Company Guaranteed Notes
10.250% August 15, 2015
$815,514

CONGLOMERATES --- 0.10%
200,000 General Electric Co 198,253
Notes
5.000% February 1, 2013
$198,253

CONTAINERS --- 0.19%
50,000 Ball Corp 49,125
Company Guaranteed Notes
6.625% March 15, 2018
50,000 Berry Plastics Holding Corp ^^ 51,125
Secured Notes
8.875% September 15, 2014
100,000 Crown Americas Inc 103,250
Senior Global Notes
7.750% November 15, 2015
50,000 Graphic Packaging International Corp 51,375
Senior Subordinated Notes
9.500% August 15, 2013

50,000 Owens-Brockway Glass Containers Inc 49,313
Notes
6.750% December 1, 2014
50,000 Plastipak Holdings Inc # 51,750
Senior Notes
8.500% December 15, 2015
$355,938

DISTRIBUTORS --- 0.10%
50,000 Baker & Taylor Inc # 49,063
Secured Notes
11.500% July 1, 2013
50,000 Nebraska Book Co 49,875
Senior Subordinated Notes
8.625% March 15, 2012
50,000 SGS International Inc 51,500
Senior Subordinated Notes
12.000% December 15, 2013
50,000 Varietal Distribution Merger Sub Inc # ^^ 48,250
Senior Notes
10.250% July 15, 2015
$198,688

ELECTRIC COMPANIES --- 1.51%
250,000 Cleveland Electric Illuminating Co ^^ 232,454
Senior Unsecured Notes
5.950% December 15, 2036
300,000 Consolidated Edison Co of New York 295,231
Debentures
5.500% September 15, 2016
50,000 Edison Mission Energy # 49,250
Senior Notes
7.000% May 15, 2017
500,000 Exelon Generation Co LLC 485,968
Notes
5.350% January 15, 2014
100,000 Inergy LP/Inergy Finance Corp 96,500
Senior Notes
6.875% December 15, 2014
75,000 Intergen NV # 78,750
Secured Notes
9.000% June 30, 2017
50,000 NorthWestern Corp 48,746
Secured Bonds
5.875% November 1, 2014
125,000 PPL Energy Supply LLC 112,250
Senior Unsecured Notes
6.000% December 15, 2036
350,000 PSE&G Power LLC 374,770
Company Guaranteed Bonds
7.750% April 15, 2011
300,000 PSI Energy Inc 301,397
Senior Unsecured Bonds
6.050% June 15, 2016
500,000 Pacific Gas & Electric Co 483,520
1st Mortgage
4.200% March 1, 2011
50,000 Sierra Pacific Resources 49,188
Senior Notes
6.750% August 15, 2017
300,000 Westar Energy Inc 270,745
1st Mortgage
5.875% July 15, 2036
$2,878,769

ELECTRONIC INSTRUMENTS & EQUIP --- 0.13%
50,000 Baldor Electric Co 52,250
Senior Notes
8.625% February 15, 2017
200,000 Emerson Electric Co 204,575
Notes
5.750% November 1, 2011
$256,825

ELECTRONICS - SEMICONDUCTOR --- 0.03%
50,000 Freescale Semiconductor Inc 48,250
Senior Notes
8.875% December 15, 2014
$48,250

FINANCIAL SERVICES --- 2.68%
50,000 ALH Finance LLC 48,000
Senior Subordinated Notes
8.500% January 15, 2013
300,000 American General Finance Corp 285,782
Notes
4.000% March 15, 2011
75,000 CEVA Group PLC # 75,000
Senior Notes
10.000% September 1, 2014
300,000 Capital One Capital IV 267,527
Notes
6.745% February 17, 2037
200,000 Citigroup Inc 199,616
Notes
5.125% February 14, 2011
550,000 Citigroup Inc 546,865

Notes
3.500% February 1, 2008
100,000 Ford Motor Credit Co ++ 94,491
Senior Unsecured Notes
9.670% January 13, 2012
300,000 General Electric Capital Corp 288,231
Notes
4.875% March 4, 2015
600,000 General Electric Capital Corp 584,385
Notes
3.750% December 15, 2009
50,000 General Motors Acceptance Corp 49,054
Bonds
8.000% November 1, 2031
500,000 HSBC Finance Capital Trust IX ++ 474,588
Company Guaranteed Bonds
6.300% November 30, 2035
50,000 Hawker Beechcraft Acquisition Co # 50,375
Senior Notes
8.875% April 1, 2015
50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC 55,000
Senior Secured Notes
9.750% November 15, 2014
200,000 Household Finance Corp 210,275
Notes
7.000% May 15, 2012
200,000 International Lease Finance Corp 198,636
Unsecured Notes
4.875% September 1, 2010
250,000 JPMorgan Chase & Co 253,526
Subordinated Notes
5.750% January 2, 2013
50,000 Janus Capital Group Inc 50,429
Notes
6.700% June 15, 2017
50,000 Janus Capital Group Inc 50,689
Notes
6.250% June 15, 2012
75,000 Petroplus Finance Ltd # 72,000
Notes
6.750% May 1, 2014
250,000 Textron Financial Corp # ++ ^^ 230,124
Subordinated Bonds
6.530% February 15, 2067
500,000 Xstrata Finance Canada Ltd # 496,940
Bonds
5.500% November 16, 2011
50,000 Yankee Acquisition Corp ^^ 47,250
Senior Notes
9.750% February 15, 2017
500,000 ZFS Finance USA Trust I # ++ 494,420
Bonds
6.220% December 15, 2065
$5,123,203

FOOD & BEVERAGES --- 0.90%
200,000 Anheuser-Busch Co Inc 197,403
Notes
5.600% March 1, 2017
50,000 B&G Foods Inc 49,500
Senior Notes
8.000% October 1, 2011
200,000 Bottling Group LLC 200,268
Senior Unsecured Notes
5.500% April 1, 2016
50,000 Constellation Brands Inc # 50,000
Senior Notes
7.250% May 15, 2017
50,000 Cott Beverages Inc 49,250
Company Guaranteed Bonds
8.000% December 15, 2011
50,000 Dean Foods Co 47,500
Notes
7.000% June 1, 2016
220,000 General Mills Inc 216,385
Notes
5.700% February 15, 2017
400,000 Kraft Foods Inc 412,980
Notes
6.250% June 1, 2012
250,000 Kraft Foods Inc 245,334
Notes
5.250% October 1, 2013
50,000 Michael Foods Inc 50,000
Senior Subordinated Notes
8.000% November 15, 2013
50,000 Pierre Foods Inc 46,000
Senior Subordinated Notes
9.875% July 15, 2012
50,000 Pilgrims Pride Corp ^^ 51,000
Senior Subordinated Notes
8.375% May 1, 2017
50,000 Pinnacle Foods Corp LLC ^^ # 46,875
Senior Subordinated Notes
10.625% April 1, 2017
50,000 Smithfield Foods Inc 51,250
Senior Notes
7.750% July 1, 2017
$1,713,745

FOREIGN BANKS --- 0.03%
50,000 ICICI Bank Ltd # 50,190
Notes
6.625% October 3, 2012
$50,190

FOREIGN GOVERNMENTS --- 1.76%
156,250 Government of Argentina ++ 141,750
Bonds
5.374% August 3, 2012
310,000 Government of Brazil 312,449
Bonds
6.000% January 17, 2017
60,000 Government of Brazil 75,570
Bonds
8.250% January 20, 2034
100,000 Government of Colombia 108,750
Notes
7.375% January 27, 2017
75,000 Government of Ecuador + 67,500
Step Bond 4.000% - 10.000%
11.220% August 15, 2030
100,000 Government of Indonesia 96,326
Bonds
6.625% February 17, 2037
750,000 Government of Mexico 747,750
Notes
5.625% January 15, 2017
601,000 Government of Mexico 653,588
Notes
6.750% September 27, 2034
375,000 Government of Mexico 373,313
Notes
4.625% October 8, 2008
100,000 Government of Panama 107,000
Unsecured Notes
7.250% March 15, 2015
43,000 Government of Peru 44,376
Bonds
6.550% March 14, 2036
240,000 Government of Philippines 273,600
Bonds
9.000% February 15, 2013
200,000 Government of Turkey 204,810
Global Bonds
7.000% September 26, 2016
200,000 Government of Venezuela 161,000
Bonds
6.000% December 9, 2020
$3,367,782

GOLD, METALS & MINING --- 0.98%
300,000 Alcoa Inc 289,812
Notes
5.550% February 1, 2017
50,000 Aleris International Inc 46,250
Notes
9.750% December 15, 2014
1,000,000 BHP Finance USA Ltd 974,613
Notes
4.800% April 15, 2013
250,000 BHP Finance USA Ltd 243,157
Global Notes
5.250% December 15, 2015
50,000 Freeport-McMoRan Copper & Gold Inc 54,625
Senior Notes
8.375% April 1, 2017
300,000 Newmont Mining Corp 264,325
Notes
5.875% April 1, 2035
$1,872,782

HEALTH CARE RELATED --- 0.36%
300,000 Aetna Inc 304,737
Senior Unsecured Notes
5.750% June 15, 2011
50,000 CRC Health Corp 52,500
Senior Subordinated Notes
10.750% February 1, 2016
50,000 HCA Inc # 53,125
Secured Notes
9.250% November 15, 2016
100,000 HCA Inc # 106,750
Secured Notes
9.625% November 15, 2016
50,000 National Mentor Holdings Inc 52,750
Senior Subordinated Notes
11.250% July 1, 2014
50,000 Omnicare Inc 46,250
Senior Subordinated Notes
6.875% December 15, 2015
50,000 United Surgical Partners International Inc ^^ 50,000
Senior Subordinated Notes
9.250% May 1, 2017
29,000 Viant Holdings Inc # 26,970
Notes
10.125% July 15, 2017
$693,082

HOTELS/MOTELS --- 0.20%
50,000 Fontainebleau Las Vegas # 46,875
Notes
10.250% June 15, 2015
50,000 MGM Mirage Inc 46,063
Notes
5.875% February 27, 2014
50,000 MTR Gaming Group Inc 49,500
Senior Subordinated Notes
9.000% June 1, 2012
50,000 Seminole Hard Rock Entertainment Inc # ++ 48,813
Notes
8.770% March 15, 2014
150,000 Wyndham Worldwide Corp 145,269
Unsecured Notes
6.000% December 1, 2016
50,000 Wynn Las Vegas LLC 49,000
Notes
6.625% December 1, 2014
$385,520

HOUSEHOLD GOODS --- 0.05%
50,000 American Greetings Corp 48,500
Senior Unsecured Notes
7.375% June 1, 2016
50,000 Sealy Mattress Co 50,375
Senior Subordinated Notes
8.250% June 15, 2014
$98,875

INDEPENDENT POWER PRODUCTS --- 0.03%
50,000 NRG Energy Inc 50,125
Company Guaranteed Notes
7.375% February 1, 2016
$50,125

INSURANCE RELATED --- 1.21%
175,000 ACE INA Holdings Inc 172,703
Notes
5.700% February 15, 2017
1,000,000 AXA 1,190,147
Senior Notes
8.600% December 15, 2030
300,000 Berkshire Hathaway Finance Corp 287,972
Notes
4.850% January 15, 2015
50,000 CNA Financial Corp 50,547
Unsecured Notes
6.000% August 15, 2011
100,000 Horace Mann Educators Corp 103,053
Senior Notes
6.850% April 15, 2016
250,000 Pacific Life Corp # 260,507
Bonds
6.600% September 15, 2033
200,000 St Paul Travelers Co Inc 195,336
Senior Unsecured Notes
5.500% December 1, 2015
50,000 Vanguard Health Holding Co II LLC 48,500
Senior Subordinated Notes
9.000% October 1, 2014
$2,308,765

INVESTMENT BANK/BROKERAGE FIRM --- 1.87%
350,000 BlackRock Inc 350,572
Global Notes
6.250% September 15, 2017
700,000 Credit Suisse (USA) Inc 707,113
Senior Notes
5.500% August 16, 2011
200,000 FMR Corp # 234,588
Bonds
7.570% June 15, 2029
200,000 Goldman Sachs Group Inc 195,393
Notes
5.250% October 15, 2013
550,000 Goldman Sachs Group Inc 574,353
Notes
7.350% October 1, 2009
250,000 Invesco PLC 251,630
Notes
5.625% April 17, 2012
300,000 Lehman Brothers Holdings Inc 297,592
Subordinated Notes
6.875% July 17, 2037
300,000 Lehman Brothers Holdings Inc 304,031
Subordinated Notes
6.500% July 19, 2017
150,000 Merrill Lynch & Co Inc 147,119
Notes
5.450% July 15, 2014
550,000 Morgan Stanley 516,627
Subordinated Notes
4.750% April 1, 2014
$3,579,018

LEISURE & ENTERTAINMENT --- 0.48%
50,000 Great Canadian Gaming Corp # 50,000
Senior Subordinated Notes
7.250% February 15, 2015
50,000 Herbst Gaming Inc 41,000
Notes
7.000% November 15, 2014
50,000 Jacobs Entertainment Inc 49,750
Notes
9.750% June 15, 2014
50,000 Penn National Gaming Inc 51,000
Senior Subordinated Notes
6.750% March 1, 2015
50,000 San Pasqual Casino # 50,500
Notes
8.000% September 15, 2013
50,000 Shingle Springs Tribal Gaming Authority # 50,500
Senior Notes
9.375% June 15, 2015
265,000 Time Warner Inc 264,626
Notes
5.500% November 15, 2011
350,000 Walt Disney Co 354,997
Notes
5.700% July 15, 2011
$912,373

MANUFACTURING --- 0.02%
50,000 Koppers Holdings Inc + 42,750
Step Bond 0% - 9.875%
8.810% November 15, 2014
$42,750

MEDICAL PRODUCTS --- 0.08%
50,000 Advanced Medical Optics Inc 46,000
Senior Subordinated Notes
7.500% May 1, 2017
50,000 Norcross Safety Products LLC 51,500
Senior Subordinated Notes
9.875% August 15, 2011
50,000 Universal Hospital Services Inc # ++ 49,750
Secured Notes
8.840% June 1, 2015
$147,250

MISCELLANEOUS --- 0.15%
50,000 American Achievement Corp 49,750
Senior Subordinated Notes
8.250% April 1, 2012
100,000 Capmark Financial Group Inc # 87,030

Senior Unsecured Notes
6.300% May 10, 2017
50,000 Jarden Corp 48,375
Senior Subordinated Notes
7.500% May 1, 2017
50,000 Stena AB 50,250
Senior Unsecured Notes
7.500% November 1, 2013
50,000 Stena AB 49,750
Senior Notes
7.000% December 1, 2016
$285,155

OIL & GAS --- 2.01%
50,000 BASiC Energy Services Inc 48,625
Senior Notes
7.125% April 15, 2016
400,000 Canadian Natural Resources Ltd 371,341
Bonds
5.850% February 1, 2035
50,000 Cimarex Energy Co 49,625
Senior Notes
7.125% May 1, 2017
50,000 Conoco Funding Co 56,378
Bonds
7.250% October 15, 2031
500,000 ConocoPhillips Australia Funding Co 501,942
Company Guaranteed Notes
5.500% April 15, 2013
300,000 Consolidated Natural Gas Co 283,904
Senior Notes
5.000% December 1, 2014
155,000 Enbridge Inc 149,919
Bonds
5.600% April 1, 2017
50,000 Forest Oil Corp # 50,000
Senior Notes
7.250% June 15, 2019
200,000 Gaz Capital for Gazprom 258,120
Notes
8.625% April 28, 2034
50,000 Hilcorp Energy I LP/Hilcorp Finance Co # 51,000
Senior Notes
9.000% June 1, 2016
100,000 Holly Energy Partners LP 93,000
Company Guaranteed Notes
6.250% March 1, 2015
600,000 Husky Oil Ltd 664,564
Senior Unsecured Debentures
7.550% November 15, 2016
250,000 Morgan Stanley Bank AG for OAO Gazprom 289,525
Notes
9.625% March 1, 2013
200,000 PEMEX Project Funding Master Trust 221,100
Unsecured Bonds
9.125% October 13, 2010
50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp 48,174
Senior Notes
6.250% September 15, 2015
222,225 Qatar Petroleum # 222,900
Notes
5.579% May 30, 2011
150,000 Valero Energy Corp 164,541
Unsecured Notes
7.500% April 15, 2032
50,000 Valero Energy Corp 52,687
Unsecured Notes
6.875% April 15, 2012

105,000 XTO Energy Inc 109,560
Senior Notes
6.750% August 1, 2037
155,000 XTO Energy Inc 157,364
Senior Notes
6.250% August 1, 2017
$3,844,269

PAPER & FOREST PRODUCTS --- 0.03%
50,000 NewPage Corp ^^ 53,625
Senior Subordinated Notes
12.000% May 1, 2013
$53,625

PERSONAL LOANS --- 0.27%
200,000 American Express Co 199,394
Notes
4.750% June 17, 2009
320,000 HSBC Finance Corp 316,729
Unsecured Bonds
4.750% April 15, 2010
$516,123

PHARMACEUTICALS --- 0.71%
200,000 Abbott Laboratories 202,013
Notes
5.375% May 15, 2009
200,000 Eli Lilly & Co 194,470
Bonds
5.200% March 15, 2017
150,000 Pharmacia Corp 161,595
Unsecured Debentures
6.500% December 1, 2018
600,000 Wyeth 596,642
Notes
5.500% February 1, 2014
200,000 Wyeth 195,513
Notes
5.450% April 1, 2017
$1,350,233

POLLUTION CONTROL --- 0.63%
750,000 Republic Services Inc 784,541
Senior Unsecured Notes
6.750% August 15, 2011
400,000 Waste Management Inc 423,363
Senior Notes
7.375% August 1, 2010
$1,207,904

PRINTING & PUBLISHING --- 0.76%
50,000 CBD Media Inc 52,282
Company Guaranteed Notes
8.625% June 1, 2011
50,000 Deluxe Corp 49,375
Senior Notes
7.375% June 1, 2015
50,000 Idearc Inc 49,875
Senior Notes
8.000% November 15, 2016
50,000 MediMedia USA Inc # 51,500
Senior Subordinated Notes
11.375% November 15, 2014
50,000 NBC Acquisition Corp + 45,375
Step Bond 0% - 11.000%
12.120% March 15, 2013
1,000,000 News America Holdings Inc 1,158,163
Senior Debentures
9.250% February 1, 2013
50,000 Readers Digest Association Inc # 45,000
Senior Subordinated Notes
9.000% February 15, 2017
$1,451,570

RAILROADS --- 0.81%
200,000 Burlington Northern Santa Fe Corp 189,884
Unsecured Notes
4.875% January 15, 2015
400,000 Norfolk Southern Corp 417,971
Senior Notes
6.750% February 15, 2011
1,000,000 Union Pacific Corp 945,435
Senior Notes
4.875% January 15, 2015
$1,553,290

REAL ESTATE --- 0.05%
100,000 Ventas Realty LP REIT ^^ 99,750
Senior Notes
6.625% October 15, 2014
$99,750

RESTAURANTS --- 0.03%
50,000 Dave & Buster's Inc 50,500
Notes
11.250% March 15, 2014
$50,500

RETAIL --- 0.95%
100,000 AutoNation Inc ++ 95,500
Company Guaranteed Notes
8.370% April 15, 2013
100,000 CVS Caremark Corp 97,605
Senior Unsecured Notes
5.750% June 1, 2017
50,000 Claire's Stores Inc # ^^ 38,500
Senior Subordinated Notes
10.500% June 1, 2017
400,000 Costco Wholesale Corp 401,244
Senior Notes
5.300% March 15, 2012
50,000 Couche-Tard US LP/Couche-Tard Finance Corp 50,875

Senior Subordinated Notes
7.500% December 15, 2013
50,000 General Nutrition Center Inc # ++ 48,000
Senior Notes
10.890% March 15, 2014
750,000 Kroger Co 775,825
Senior Unsecured Notes
7.250% June 1, 2009
300,000 Target Corp 307,174
Notes
5.875% March 1, 2012
$1,814,723

SPECIALIZED SERVICES --- 0.34%
100,000 ARAMARK Corp ++ 101,000
Senior Notes
8.510% February 1, 2015

50,000 ASG Consolidated LLC + 46,500
Step Bond 0% - 11.500%
9.720% November 1, 2011
50,000 Compagnie Generale de Geophysique SA 51,500
Senior Unsecured Notes
7.750% May 15, 2017
50,000 Education Management LLC ^^ 51,750
Company Guaranteed Notes
10.250% June 1, 2016
50,000 Hertz Corp ^^ 54,000
Senior Subordinated Notes
10.500% January 1, 2016
50,000 Knowledge Learning Corp Inc # 48,500
Company Guaranteed Notes
7.750% February 1, 2015
50,000 Lamar Media Corp 48,250
Senior Subordinated Notes
6.625% August 15, 2015
100,000 R H Donnelley Corp 94,500
Senior Discount Notes Series A-2
6.875% January 15, 2013
50,000 Visant Corp 50,875
Company Guaranteed Notes
7.625% October 1, 2012
50,000 Visant Holding Corp 51,125
Senior Notes
8.750% December 1, 2013
50,000 WDAC Subsidiary Corp # 50,000
Senior Notes
8.375% December 1, 2014
$648,000

TELEPHONE & TELECOMMUNICATIONS --- 1.47%
540,000 AT&T Inc 522,534
Notes
5.100% September 15, 2014
104,000 Digicel Group Ltd # ^^ 96,720
Senior Notes
9.125% January 15, 2015
125,000 Intelsat Intermediate Holding Co Ltd + 102,813
Step Bond 0% - 9.250%
2.680% February 1, 2015
50,000 MetroPCS Wireless Inc # 51,000
Senior Notes
9.250% November 1, 2014
600,000 New Cingular Wireless Services 759,629
Senior Unsecured Notes
8.750% March 1, 2031
320,000 Sprint Capital Corp 366,956
Company Guaranteed Bonds
8.750% March 15, 2032
280,000 Telecom Italia Capital SA 276,835
Notes
4.875% October 1, 2010
150,000 Telefonica Emisones SAU 159,777
Company Guaranteed Notes
7.045% June 20, 2036
200,000 Verizon Global Funding Corp 212,460
Senior Unsecured Notes
7.250% December 1, 2010
100,000 Vodafone Group PLC 97,196
Company Guaranteed Notes
5.625% February 27, 2017
50,000 Vodafone Group PLC 49,868
Notes
5.350% February 27, 2012
50,000 West Corp ^^ 52,500
Senior Notes
11.000% October 15, 2016
50,000 Windstream Corp 53,313
Senior Notes
8.625% August 1, 2016
$2,801,601

U.S. GOVERNMENTS --- 11.59%
1,000,000 United States of America ^^ 998,984
4.250% August 15, 2013
400,000 United States of America ^^ 392,562
4.000% February 15, 2014
500,000 United States of America ^^ 499,336
3.875% May 15, 2009
2,000,000 United States of America ^^ 2,000,156
4.000% April 15, 2010
3,150,000 United States of America ^^ 3,150,491
4.500% February 15, 2016
5,300,000 United States of America ^^ 5,585,760
2.500% July 15, 2016
3,100,000 United States of America ^^ 3,048,413
3.875% February 15, 2013
500,000 United States of America ^^ 514,922
4.875% February 15, 2012
1,700,000 United States of America ^^ 1,708,367
4.625% November 15, 2016
2,600,000 United States of America ^^ 2,754,898
2.375% April 15, 2011
1,500,000 United States of America ^^ 1,515,351
4.375% December 15, 2010
$22,169,240

UTILITIES --- 0.27%
100,000 AmeriGas Partners LP 98,500
Senior Unsecured Notes
7.250% May 20, 2015
300,000 Atmos Energy Corp 294,490
Notes
4.000% October 15, 2009
50,000 Dynegy Holdings Inc # 47,813
Senior Notes
7.750% June 1, 2019
34,000 Regency Energy Partners LP # 35,615
Senior Unsecured Notes
8.375% December 15, 2013
50,000 Southern Star Central Corp 47,813
Notes
6.750% March 1, 2016
$524,231

WHOLE LOAN --- 3.13%
4,197,693 Countrywide Home Loans 4,243,815
Series 2007-17 Class 3A1
6.750% August 1, 2037
450,000 Credit Suisse First Boston Mortgage Securities Corp 451,240
Series 2005-C6 Class A2FX
5.207% December 15, 2040
1,297,245 Wells Fargo Mortgage Backed Securities Trust 1,282,246
Series 2003-18 Class A1
5.500% December 25, 2033
$5,977,301

TOTAL BONDS --- 98.64% $188,626,748
(Cost $190,011,849)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

2,601,000 Federal Home Loan Bank 2,600,422
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.36% $2,600,422
(Cost $2,600,422)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100% $191,227,170
(Cost $192,612,271)

Legend

The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $4,176,892, $4,096,881, and 2.13%, respectively.
** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2007.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

As of September 30, 2007, the Maxim Federated Bond Portfolio had 125 open US 5 Year Treasury Note long futures contracts, 81 open US 10 Year Treasury Note long futures contracts and 65 open US Long bond short futures contracts. The contracts expire in December 2007 and the Portfolio has recorded unrealized appreciation of $3,459, $13,962 and $6,869, respectively, for a total unrealized appreciation of $24,290.

At September 30, 2007, the U.S. Federal income tax cost basis was $192,781,768. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $837,771 and gross depreciation of securities in which there was an excess of tax cost over value of $2,392,369, resulting in net depreciation of $1,554,598.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 16.82%
850,000,000 Fannie Mae ** 7,401,257

JPY 2.125% October 9, 2007
7,250,000 Fannie Mae ** 7,271,040
5.750% February 15, 2008
7,350,000 Federal Home Loan Bank ** 7,341,628
4.625% February 8, 2008
$22,013,925

CANADIAN - PROVINCIAL --- 9.22%
5,200,000 Province of British Columbia 5,283,909

CAD Unsubordinated Debentures
6.000% June 9, 2008
6,765,000 Province of Ontario 6,786,152
CAD Notes
3.875% March 8, 2008
$12,070,061

FOREIGN BANKS --- 5.83%
3,880,000 KfW Bankengruppe 2,757,302
NZD Foreign Government Guaranteed Bonds
6.375% February 17, 2015
560,000,000 KfW Bankengruppe ++ 4,875,264
JPY Foreign Government Guaranteed Bonds
.600% August 8, 2011
$7,632,566

FOREIGN GOVERNMENTS --- 56.13%
120,000 Deutsche Bundesrepublik 167,200
EUR Bonds
3.750% July 4, 2013
3,025,000 Government of Argentina ++ 496,050
EUR Notes
3.640% December 15, 2035
3,837,500 Government of Argentina ++ 3,481,380
Bonds
5.374% August 3, 2012
13,595,000 Government of Argentina ++ 1,767,350
Notes
2.200% December 15, 2035
4,705,000 Government of Australia 4,128,121
AUD Notes
6.000% July 14, 2009
2,350,000 Government of Australia 2,095,042
AUD Bonds
8.000% March 1, 2008
600,000 Government of Belgium 850,929
EUR Bonds
4.250% September 28, 2014
200,000 Government of Brazil 1,778,221

BRL Notes
6.000% May 15, 2015
140,000 Government of Brazil 720,918
BRL Notes
10.000% January 1, 2017
1,110,000 Government of Brazil 5,922,453
BRL Notes
10.000% January 1, 2012
100,000 Government of Brazil 896,878
BRL Notes
6.000% May 15, 2045
1,320,000 Government of Brazil 6,930,274
BRL Notes
10.000% January 1, 2014
290,000 Government of France 408,326
EUR Bonds
4.000% April 25, 2013
34,700,000,000 Government of Indonesia 4,164,001
IDR Bonds
11.000% November 15, 2020
2,400,000,000 Government of Indonesia 311,165
IDR Bonds
12.000% September 15, 2026
10,000,000,000 Government of Indonesia 1,245,992
IDR Bonds
11.500% September 15, 2019
59,450,000,000 Government of Indonesia 7,050,343
IDR Bonds
10.750% May 15, 2016
4,235,000 Government of Iraq 2,530,413
Bonds
5.800% January 15, 2028
1,060,000 Government of Ireland 1,531,165
EUR Bonds
4.600% April 18, 2016
16,160,000 Government of Malaysia 4,843,362
MYR Bonds
6.450% July 1, 2008
290,000 Government of Malaysia 89,272
MYR Bonds
7.000% March 15, 2009
2,220,000 Government of Malaysia ~ d 629,516
MYR Zero Coupon
3.500% September 23, 2008
28,400,000 Government of Mexico 2,610,097
MXP Bonds
8.000% December 17, 2015
23,400,000 Government of Mexico 2,551,078
MXP Bonds
10.000% December 5, 2024
9,280,000 Government of Peru 3,508,774
PEN Bonds
8.600% August 12, 2017
1,800,000 Government of Poland 679,758
PLN Bonds
5.750% September 23, 2022
59,925,000 Government of Sweden 9,420,094
SEK Bonds
5.000% January 28, 2009
11,600,000 Government of Sweden 1,826,918
SEK Debentures
6.500% May 5, 2008
5,430,000 Government of Sweden ~ 836,017
SEK Zero Coupon
3.160% December 19, 2007
$73,471,107

SUPRANATIONALS --- 3.33%
42,000,000 Inter-American Development Bank 3,464,672
MXP Senior Unsubordinated Notes
7.500% December 5, 2024
1,300,000 Inter-American Development Bank 898,116
NZD Senior Unsecured Notes
6.000% December 15, 2017
$4,362,788

TOTAL BONDS --- 91.33% $119,550,447
(Cost $106,506,585)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

40,530,000 Government of Norway ~ 7,440,304
      NOK 4.500% December 19, 2007
13,000,000 Government of Sweden ~ 1,964,636
      SEK 3.690% June 18, 2008
13,000,000 Government of Sweden ~ 1,945,824
      SEK 3.750% September 17, 2008

TOTAL SHORT-TERM INVESTMENTS --- 8.67% $11,350,764
(Cost $9,876,640)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100% $130,901,211
(Cost $116,383,225)

Legend

** Security is an agency note with maturity date and interest rate indicated.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Represents the current interest rate for variable rate security.

d Security is fair valued at September 30, 2007.
See attached Summary of Investments by Country.

Currency Abbreviations
AUD – Australian Dollars
BRL – Brazilian Real
CAD – Canadian Dollars
EUR – Euro Dollars
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXP – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollars
PEN – Peruvian New Sol
PLN – Polish Zloty
SEK – Swedish Krona

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $116,153,594. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,418,939 and gross depreciation of securities in which there was an excess of tax cost over value of $671,322, resulting in net appreciation of $14,747,617.

As of September 30, 2007, the Global Bond Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
Indian Rupee (U.S. Dollar)	44,500,000	October 2007	$(62,266)
Mexican Peso (Chilean Peso)	18,541,182	May 2008	(469)
Mexican Peso (Chilean Peso)	6,190,025	June 2008	1,315
Mexican Peso (Chilean Peso)	2,296,263	September 2008	2,671
Mexican Peso (Indian Rupee)	28,863,545	January 2008	17,640
Mexican Peso (Indian Rupee)	40,922,700	May 2008	113,737
New Zealand Dollar (Indian Rupee)	6,204,458	October 2007	(529,498)

Long Contracts:
Chilean Peso (Mexican Peso)	856,358,766	May 2008	39,303
Chilean Peso (Mexican Peso)	283,967,400	June 2008	5,170
Chilean Peso (Mexican Peso)	104,411,075	September 2008	(351)
Indian Rupee (New Zealand Dollar)	184,250,000	October 2007	548,858
Indian Rupee (Mexican Peso)	116,034,336	January 2008	290,287
Indian Rupee (Mexican Peso)	154,462,731	May 2008	83,129
Icelandic Krona (U.S. Dollar)	80,000,000	October 2007	224,774
Icelandic Krona (U.S. Dollar)	30,000,000	December 2007	9,758
Japanese Yen (U.S. Dollar)	57,777,500	July 2008	25,490
Japanese Yen (U.S. Dollar)	293,532,200	August 2008	41,932
Korean Won (U.S. Dollar)	13,100,000,000	November 2007	332,860
Kazakhstan Tenge (U.S. Dollar)	654,212,700	February 2008	28,572
Kazakhstan Tenge (U.S. Dollar)	91,854,000	July 2008	(13,250)
Malaysian Ringgit (U.S. Dollar)	25,342,500	July 2008	37,812
New Zealand Dollar (U.S. Dollar)	1,481,605	October 2007	12,677
Polish Zloty (U.S. Dollar)	30,500,000	November 2007	1,091,178
Romanian New Leu (Euro Dollar)	8,322,048	February 2008	178,047
Swedish Kroner (U.S. Dollar)	19,737,900	April 2008	74,430

Net Appreciation			2,553,806

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Argentina	$5,744,780	4.39%
Australia	6,223,163	4.75%
Belgium	850,929	0.65%
Brazil	16,248,744	12.41%
Canada	12,070,061	9.22%
Denmark	167,200	0.13%
France	408,326	0.31%
Germany	7,632,566	5.83%
Indonesia	12,771,501	9.76%
Iraq	2,530,413	1.93%
Ireland	1,531,165	1.17%
Latin America	4,362,788	3.33%
Malaysia	5,562,150	4.25%
Mexico	5,161,175	3.94%
Norway	7,440,304	5.68%
Peru	3,508,774	2.68%
Poland	679,758	0.52%
Sweden	15,993,489	12.22%
United States	22,013,925	16.83%
	$130,901,211	100.00%

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 1.27%
430,000 Alliant Techsystems Inc 425,700
Senior Subordinated Notes
6.750% April 1, 2016
770,000 DRS Technologies Inc 760,375
Company Guaranteed Notes
6.625% February 1, 2016
105,000 L-3 Communications Corp 100,800
Senior Subordinated Notes
5.875% January 15, 2015
495,000 L-3 Communications Corp 506,138
Bonds
7.625% June 15, 2012
200,000 L-3 Communications Corp 196,500
Senior Subordinated Notes
6.375% October 15, 2015
205,000 Sequa Corp 213,200
Senior Notes
9.000% August 1, 2009
$2,202,713

AIRLINES --- 1.68%
260,000 Continental Airlines Inc 243,701
Pass Thru Certificates
7.339% April 19, 2014
445,000 Continental Airlines Inc ^^ 427,200
Pass Thru Certificates
8.750% December 1, 2011
1,280,000 DAE Aviation Holdings Inc # 1,337,600
Senior Notes
11.250% August 1, 2015
203,782 Delta Air Lines Inc 203,527
Pass Thru Certificates
6.619% March 18, 2011
320,000 Delta Air Lines Inc 313,600
Pass Thru Certificates
7.711% September 18, 2011
334,946 United Air Lines Inc 392,096
Pass Thru Certificates
8.030% July 1, 2011
$2,917,724

AUTO PARTS & EQUIPMENT --- 1.62%
750,000 Allison Transmission Inc 725,625
Corporate Term Loan
.480% August 7, 2014
575,000 Keystone Automotive Operations Inc 468,625
Senior Subordinated Notes
9.750% November 1, 2013
1,830,000 Visteon Corp ^^ 1,610,400
Senior Notes
8.250% August 1, 2010
$2,804,650

AUTOMOBILES --- 2.23%
145,000 Asbury Automotive Group Inc # 133,400
Senior Subordinated Notes
7.625% March 15, 2017
80,000 Ford Motor Co 93,500
Convertible
4.250% December 15, 2036
1,320,000 Ford Motor Co ^^ 1,036,200
Unsecured Notes
7.450% July 16, 2031
2,165,000 General Motors Corp ^^ 1,897,081
Senior Debentures
8.375% July 15, 2033
375,000 General Motors Corp ^^ 328,125
Senior Debentures
8.250% July 15, 2023
385,000 General Motors Corp ^^ 367,675
Notes
7.200% January 15, 2011
$3,855,981

BROADCAST/MEDIA --- 5.69%
1,157,000 CCH I Holdings LLC 1,171,462
Bonds
11.000% October 1, 2015
210,000 CCH I Holdings LLC + 196,350
Step Bond 0% - 12.125%
13.540% January 15, 2015
1,555,000 CCH I Holdings LLC + ^^ 1,438,375
Step Bond 0% - 11.750%
13.490% May 15, 2014
790,000 CCH II Holdings LLC 807,775
Senior Notes
10.250% September 15, 2010
137,000 CCH II Holdings LLC ^^ 142,823
Notes
10.250% October 1, 2013
565,000 CMP Susquehanna Corp 525,450
Senior Subordinated Notes
9.875% May 15, 2014
220,000 CSC Holdings Inc 211,750
Senior Notes
6.750% April 15, 2012
1,030,000 CSC Holdings Inc 1,048,025
Senior Notes
8.125% July 15, 2009
20,000 CSC Holdings Inc 20,350
Debentures
8.125% August 15, 2009
210,000 Charter Communications Holdings LLC + 201,338
Step Bond 0% - 11.750%
13.200% May 15, 2011
235,000 Charter Communications Holdings LLC + ^^ 225,306
Step Bond 0% - 12.125%
13.400% January 15, 2012
665,000 EchoStar DBS Corp 679,963
Senior Notes
7.000% October 1, 2013
560,000 EchoStar DBS Corp 575,400
Company Guaranteed Notes
7.125% February 1, 2016
202,500 ION Media Networks Inc 163,013
Senior Subordinated Notes
11.000% July 31, 2013
140,000 ION Media Networks Inc # ++ 142,800
Senior Notes
10.630% January 15, 2013
250,000 Insight Communications Co Inc + 258,125
Step Bond 0% - 12.250%
8.710% February 15, 2011
120,000 Intelsat Corp 123,600
Notes
9.000% June 15, 2016
865,000 Rogers Cable Inc 888,908
Secured Notes
6.750% March 15, 2015
190,000 Univision Communications Inc # ^^ 185,250
Senior Notes
9.750% March 15, 2015
400,000 Videotron Ltee 376,000
Notes
6.375% December 15, 2015
340,000 XM Satellite Radio Inc ++ 335,750
Senior Notes
10.280% May 1, 2013
100,000 XM Satellite Radio Inc ^^ 100,250
Senior Notes
9.750% May 1, 2014
$9,818,063

BUILDING MATERIALS --- 1.44%
220,000 Ainsworth Lumber Co Ltd ^^ 150,700
Notes
7.250% October 1, 2012
95,000 Ainsworth Lumber Co Ltd ^^ 61,275
Senior Notes
6.750% March 15, 2014
365,000 Associated Materials Inc 370,475
Company Guaranteed Notes
9.750% April 15, 2012

1,605,000 Associated Materials Inc + ^^ 1,011,150

Step Bond 0% - 11.250%
17.420% March 1, 2014
1,445,000 NTK Holdings Inc + ^^ 888,675
Step Bond 0% - 10.750%
9.520% March 1, 2014
$2,482,275

CHEMICALS --- 2.04%
200,000 ARCO Chemical Co 198,000
Debentures
9.800% February 1, 2020
500,000 Equistar Chemicals LP 522,500
Senior Notes
10.625% May 1, 2011
875,000 Georgia Gulf Corp ^^ 800,625
Senior Notes
9.500% October 15, 2014
370,000 Huntsman International LLC 394,050
Notes
7.875% November 15, 2014
40,000 Lyondell Chemical Co 43,000
Company Guaranteed Notes
10.500% June 1, 2013
175,000 Lyondell Chemical Co 197,313
Company Guaranteed Notes
8.250% September 15, 2016
210,000 Lyondell Chemical Co 231,000
Company Guaranteed Notes
8.000% September 15, 2014
450,000 Methanex Corp 477,000
Senior Unsecured Notes
8.750% August 15, 2012
765,000 Montell Finance Co BV # 665,550
Company Guaranteed Notes
8.100% March 15, 2027
$3,529,038

COMPUTER HARDWARE & SYSTEMS --- 0.23%
455,000 Activant Solutions Inc 400,400
Senior Subordinated Notes
9.500% May 1, 2016
$400,400

COMPUTER SOFTWARE & SERVICES --- 0.91%
170,000 PGS Solutions Inc # 158,525
Senior Subordinated Notes
9.625% February 15, 2015
175,000 SunGard Data Systems Inc 182,000
Senior Unsecured Notes
9.125% August 15, 2013
1,170,000 SunGard Data Systems Inc ^^ 1,222,650
Company Guaranteed Notes
10.250% August 15, 2015
$1,563,175

CONTAINERS --- 2.77%
500,000 Berry Plastics Holding Corp # 455,000
Corporate Term Loan
1.470% June 15, 2014
490,000 Graham Packaging Co Inc ^^ 485,100
Subordinated Notes
9.875% October 15, 2014
440,000 Graham Packaging Co Inc 436,700
Notes
8.500% October 15, 2012
780,000 Graphic Packaging International Corp 801,450
Senior Subordinated Notes
9.500% August 15, 2013
1,099,000 Owens-Brockway Glass Containers Inc 1,115,485
Company Guaranteed Notes
8.875% February 15, 2009
325,000 Plastipak Holdings Inc # 336,375
Senior Notes
8.500% December 15, 2015
665,000 Smurfit-Stone Container Enterprises Inc 665,000
Senior Notes
8.375% July 1, 2012
490,000 Smurfit-Stone Container Enterprises Inc ^^ 481,425
Senior Notes
8.000% March 15, 2017
$4,776,535

ELECTRIC COMPANIES --- 1.01%
480,000 Edison Mission Energy 496,800
Senior Unsecured Notes
7.750% June 15, 2016
90,000 IPALCO Enterprises Inc 95,175
Senior Secured Notes
8.625% November 14, 2011
638,622 Midwest Generation LLC 683,326
Pass Thru Certificates
8.560% January 2, 2016
97,429 Mirant Mid-Atlantic LLC 115,941
Pass Thru Certificates
10.060% December 30, 2028
196,796 Mirant Mid-Atlantic LLC 217,952
Pass Thru Certificates
9.125% June 30, 2017
160,000 TXU Corp 128,240
Senior Unsecured Notes
6.500% November 15, 2024
$1,737,434

ELECTRONIC INSTRUMENTS & EQUIP --- 0.48%
690,000 NXP BV 664,125
Secured Notes
7.875% October 15, 2014
170,000 NXP BV 158,525
Senior Notes
9.500% October 15, 2015
$822,650

ELECTRONICS - SEMICONDUCTOR --- 0.33%
590,000 Freescale Semiconductor Inc 569,350
Senior Notes
8.875% December 15, 2014
$569,350

FINANCIAL SERVICES --- 5.79%
180,000 El Paso Performance Linked Trust # 184,912
Notes
7.750% July 15, 2011
715,000 Ford Motor Credit Co 724,201
Senior Notes
9.875% August 10, 2011
260,000 Ford Motor Credit Co 234,962
Notes
7.000% October 1, 2013
260,000 Ford Motor Credit Co 243,231
Notes
8.000% December 15, 2016
285,000 Ford Motor Credit Co ++ 294,971
Notes
8.880% April 15, 2012
482,500 Ford Motor Credit Co ++ 455,919
Senior Unsecured Notes
9.670% January 13, 2012
521,000 Ford Motor Credit Co ++ 531,585
Notes
10.280% June 15, 2011
960,000 General Motors Acceptance Corp 900,465
Notes
6.875% August 28, 2012
2,590,000 General Motors Acceptance Corp 2,540,979
Bonds
8.000% November 1, 2031
915,000 Hawker Beechcraft Acquisition Co # 921,863
Senior Notes
8.875% April 1, 2015
550,000 Hawker Beechcraft Acquisition Co # ^^ 562,375
Senior Subordinated Notes
9.750% April 1, 2017
425,000 Milacron Escrow Corp ^^ 399,500
Secured Notes
11.500% May 15, 2011
380,000 Petroplus Finance Ltd # 361,000
Notes
7.000% May 1, 2017
490,000 Petroplus Finance Ltd # 470,400
Notes
6.750% May 1, 2014
380,000 Residential Capital LLC 315,400
Senior Unsecured Notes
6.375% June 30, 2010
505,000 Residential Capital LLC 409,050
Senior Notes
6.500% June 1, 2012

280,000 Residential Capital LLC # ++ 196,000
Company Guaranteed Notes
9.044% April 17, 2009
250,000 Smurfit Kappa Funding PLC ^^ 243,750
Senior Subordinated Notes
7.750% April 1, 2015
$9,990,563

FOOD & BEVERAGES --- 0.66%
460,000 Constellation Brands Inc 460,000
Company Guaranteed Notes
7.250% September 1, 2016
545,000 Dole Food Co Inc 515,025
Company Guaranteed Notes
7.250% June 15, 2010
165,000 Dole Food Co Inc ^^ 160,875
Senior Notes
8.875% March 15, 2011
$1,135,900

FOREIGN BANKS --- 0.42%
150,000 ATF Capital BV # 152,790
Notes
9.250% February 21, 2014
390,000 TuranAlem Finance BV 340,275
Notes
8.250% January 22, 2037
270,000 TuranAlem Finance BV # 228,150
Notes
8.250% January 22, 2037
$721,215

FOREIGN GOVERNMENTS --- 1.21%
520,000 Government of Brazil 580,320
Notes
8.000% January 15, 2018
33,333 Government of Russia 34,650
Unsubordinated Notes
8.250% March 31, 2010
1,313,400 Government of Russia + 1,481,384
Step Bond 2.250% - 7.500%
5.680% March 31, 2030
$2,096,354

GOLD, METALS & MINING --- 3.30%
2,280,000 Freeport-McMoRan Copper & Gold Inc 2,490,900
Senior Notes
8.375% April 1, 2017
560,000 International Coal Group Inc 537,600
Senior Notes
10.250% July 15, 2014
480,000 Metals USA Holdings Corp # ++ 448,829
Senior Notes
13.440% July 1, 2012
660,000 Noranda Aluminium Holding Corp # ++ ^^ 613,800
Senior Notes
12.600% November 15, 2014
820,000 Novelis Inc 791,300
Notes
7.250% February 15, 2015
835,000 Tube City IMS Corp 816,213
Senior Subordinated Notes
9.750% February 1, 2015
$5,698,642

HARDWARE & TOOLS --- 0.21%
425,000 Nortek Inc 368,688
Senior Subordinated Notes
8.500% September 1, 2014
$368,688

HEALTH CARE RELATED --- 5.71%
915,000 Community Health Systems Inc # 940,163
Senior Notes
8.875% July 15, 2015
45,000 DaVita Inc 44,663
Notes
6.625% March 15, 2013
900,000 DaVita Inc 902,250
Senior Subordinated Notes
7.250% March 15, 2015
835,000 HCA Inc 711,838
Notes
6.375% January 15, 2015
190,000 HCA Inc 156,053
Notes
7.690% June 15, 2025
500,000 HCA Inc # 531,250
Secured Notes
9.250% November 15, 2016
1,770,000 HCA Inc # 1,889,475
Secured Notes
9.625% November 15, 2016
500,000 IASIS Healthcare 506,250
Senior Subordinated Notes
8.750% June 15, 2014
1,605,000 Leiner Health Products Inc ^^ 1,348,200
Senior Subordinated Notes
11.000% June 1, 2012
275,000 Tenet Healthcare Corp 242,688
Senior Notes
9.250% February 1, 2015
730,000 Tenet Healthcare Corp 638,750
Senior Unsecured Notes
6.375% December 1, 2011
1,360,000 Tenet Healthcare Corp ^^ 1,244,400
Senior Notes
9.875% July 1, 2014
790,000 US Oncology Holdings Inc # ++ 703,100
Senior Unsecured Notes
13.320% March 15, 2012
$9,859,080

HOMEBUILDING --- 0.64%
345,000 K Hovnanian Enterprises Inc 274,275
Company Guaranteed Notes
7.500% May 15, 2016
470,000 K Hovnanian Enterprises Inc ^^ 387,750
Senior Notes
8.625% January 15, 2017
460,000 KB Home 435,850
Notes
7.750% February 1, 2010
$1,097,875

HOTELS/MOTELS --- 1.89%
355,000 Fontainebleau Las Vegas # 332,813
Notes
10.250% June 15, 2015
720,000 Inn of the Mountain Gods 759,600
Senior Notes
12.000% November 15, 2010
425,000 Las Vegas Sands Corp 411,188
Senior Notes
6.375% February 15, 2015
115,000 MGM Mirage Inc 114,281
Senior Notes
7.500% June 1, 2016
720,000 MGM Mirage Inc 712,800
Senior Notes
7.625% January 15, 2017
430,000 MGM Mirage Inc 423,013
Senior Notes
6.750% September 1, 2012
500,000 Turning Stone Casino Resort Enterprise # 510,000
Senior Notes
9.125% December 15, 2010
$3,263,695

HOUSEHOLD GOODS --- 1.34%
55,000 American Greetings Corp 53,350
Senior Unsecured Notes
7.375% June 1, 2016
760,000 Interface Inc 801,800
Senior Notes
10.375% February 1, 2010
145,000 Norcraft Cos LP 145,725
Senior Subordinated Notes
9.000% November 1, 2011
1,190,000 Norcraft Holdings LP + 1,065,050
Step Bond 0%- 9.750%
10.300% September 1, 2012
50,000 Simmons Bedding Co + 39,875
Step Bond 0% - 10.000%
10.170% December 15, 2014
225,000 Simmons Bedding Co ^^ 216,000
Senior Subordinated Notes
7.875% January 15, 2014
$2,321,800

INDEPENDENT POWER PRODUCTS --- 2.62%
755,000 AES China Generating Co Ltd 741,645
Bonds
8.250% June 26, 2010
905,000 Mirant North America LLC 918,575
Company Guaranteed Bonds
7.375% December 31, 2013
95,000 NRG Energy Inc 95,000
Company Guaranteed Notes
7.375% January 15, 2017
225,000 NRG Energy Inc 225,563
Company Guaranteed Notes
7.250% February 1, 2014
1,925,000 NRG Energy Inc 1,929,813
Company Guaranteed Notes
7.375% February 1, 2016
565,000 Orion Power Holdings Inc 618,675
Senior Notes
12.000% May 1, 2010
$4,529,271

INSURANCE RELATED --- 1.18%
370,000 Crum & Forster Holdings Corp 351,500
Senior Notes
7.750% May 1, 2017
610,000 Leucadia National Corp 613,813
Senior Notes
8.125% September 15, 2015
930,000 Vanguard Health Holding Co II LLC 902,100
Senior Subordinated Notes
9.000% October 1, 2014
225,000 Vanguard Health Holding Co I LLC + 168,188
Step Bond 11.130% - 11.250%
12.410% October 1, 2015
$2,035,601

INVESTMENT BANK/BROKERAGE FIRM --- 0.38%
380,000 E*TRADE Financial Corp 355,300
Senior Notes
7.375% September 15, 2013
325,000 E*TRADE Financial Corp 300,625
Senior Unsecured Notes
7.875% December 1, 2015
$655,925

LEISURE & ENTERTAINMENT --- 2.75%
130,000 AMC Entertainment Inc 138,450
Company Guaranteed Notes
11.000% February 1, 2016
325,000 Boyd Gaming Corp 318,500
Senior Subordinated Notes
6.750% April 15, 2014
160,000 Choctaw Resort Development Enterprise # 157,400
Senior Notes
7.250% November 15, 2019

500,000 Herbst Gaming Inc 448,125
Senior Subordinated Notes
8.125% June 1, 2012
375,000 Mohegan Tribal Gaming 382,500
Senior Subordinated Notes
8.000% April 1, 2012
950,000 Mohegan Tribal Gaming 945,250
Senior Subordinated Notes
6.375% July 15, 2009
500,000 Pinnacle Entertainment Inc ^^ 506,250
Senior Subordinated Notes
8.250% March 15, 2012
270,000 Quapaw Downstream Development # d 263,250
Senior Notes
12.000% October 15, 2015
60,000 River Rock Entertainment 61,950
Senior Notes
9.750% November 1, 2011
130,000 Snoqualmie Entertainment Authority # 128,050
Notes
9.125% February 1, 2015
165,000 Snoqualmie Entertainment Authority # ++ 160,463
Senior Notes
9.550% February 1, 2014
975,000 Station Casinos Inc 858,000
Senior Subordinated Notes
6.500% February 1, 2014
430,000 WMG Acquisition Corp 374,100
Senior Subordinated Notes
7.375% April 15, 2014
$4,742,288

MACHINERY --- 0.30%
570,000 Nell AF Sarl # ^^ 520,125
Senior Notes
8.375% August 15, 2015
$520,125

MANUFACTURING --- 0.71%
220,000 American Railcar Industries Inc 218,900
Senior Unsecured Notes
7.500% March 1, 2014
945,000 Metals USA Inc 1,006,425
Secured Notes
11.125% December 1, 2015
$1,225,325

MEDICAL PRODUCTS --- 0.41%
360,000 Advanced Medical Optics Inc 331,200
Senior Subordinated Notes
7.500% May 1, 2017

160,000 Universal Hospital Services Inc # ++ 159,200
Secured Notes

8.840% June 1, 2015
215,000 Universal Hospital Services Inc # ++ 212,850
Secured Notes
8.640% June 1, 2015
$703,250

MISCELLANEOUS --- 0.34%
15,000 American Achievement Corp 14,925
Senior Subordinated Notes
8.250% April 1, 2012
590,000 Jarden Corp 570,825
Senior Subordinated Notes
7.500% May 1, 2017
$585,750

OIL & GAS --- 9.40%
810,000 Belden & Blake Corp 824,175
Secured Notes
8.750% July 15, 2012
650,000 Chesapeake Energy Corp 654,063
Senior Notes
7.000% August 15, 2014
225,000 Chesapeake Energy Corp 218,813
Company Guaranteed Notes
6.500% August 15, 2017
295,000 Chesapeake Energy Corp 289,469
Senior Notes
6.375% June 15, 2015
215,000 Chesapeake Energy Corp 207,475
Company Guaranteed Notes
6.250% January 15, 2018
575,000 Complete Production Services 568,531
Senior Notes
8.000% December 15, 2016
504,569 Corral Finans AB # ++ 479,341
Secured Bonds
12.890% April 15, 2010
905,000 EXCO Resources Inc 900,475
Company Guaranteed Notes
7.250% January 15, 2011
1,295,000 El Paso Corp 1,314,793
Senior Notes
7.800% August 1, 2031
800,000 El Paso Corp ^^ 836,690
Notes
7.875% June 15, 2012
155,000 Enterprise Products Operating LP ++ 141,985
Company Guaranteed Bonds
7.680% January 15, 2068
390,000 Enterprise Products Operating LP ++ ^^ 400,823
Company Guaranteed Bonds
7.930% August 1, 2066
195,000 Mariner Energy Inc 190,613
Senior Notes
8.000% May 15, 2017
270,000 Mariner Energy Inc 261,900
Senior Notes
7.500% April 15, 2013
485,000 OPTI Canada Inc # 488,638
Notes
8.250% December 15, 2014
340,000 Petrohawk Energy Corp 358,700
Senior Notes
9.125% July 15, 2013
20,000 Pogo Producing Co 20,700
Senior Subordinated Notes
7.875% May 1, 2013
765,000 Pogo Producing Co 768,825
Senior Subordinated Notes
6.875% October 1, 2017
185,000 Pride International Inc 189,625
Senior Notes
7.375% July 15, 2014
30,000 SESI LLC 29,100
Senior Notes
6.875% June 1, 2014
1,500,000 Sandridge Energy Inc # 1,477,500
Corporate Term Loan
8.625% April 1, 2015
860,000 SemGroup LP # 840,650
Senior Notes
8.750% November 15, 2015
500,000 Stallion Oilfield Services # 487,500
Senior Unsecured Notes
9.750% February 1, 2015
1,525,000 Stone Energy Corp 1,521,188
Senior Subordinated Notes
8.250% December 15, 2011
425,000 W&T Offshore Inc # 409,063
Senior Notes
8.250% June 15, 2014
400,000 Whiting Petroleum Corp 384,000
Company Guaranteed Notes
7.000% January 1, 2014
1,705,000 Williams Cos Inc 1,962,881
Notes
8.750% March 15, 2032
$16,227,516

PAPER & FOREST PRODUCTS --- 2.52%
90,000 Abitibi-Consolidated Co of Canada 69,300
Notes
7.750% June 15, 2011
385,000 Abitibi-Consolidated Co of Canada ^^ 280,088
Senior Notes
8.375% April 1, 2015
745,000 Abitibi-Consolidated Finance 521,500
Notes
6.000% June 20, 2013
100,000 Abitibi-Consolidated Inc 68,000
Debentures
7.400% April 1, 2018
95,000 Abitibi-Consolidated Inc 65,550
Unsecured Debentures
8.850% August 1, 2030
150,000 Abitibi-Consolidated Inc 123,750
Unsecured Notes
8.550% August 1, 2010
90,000 Appleton Papers Inc 88,875
Notes
8.125% June 15, 2011
800,000 Appleton Papers Inc 798,000
Senior Subordinated Notes
9.750% June 15, 2014
785,000 NewPage Corp ++ 843,875
Notes
8.340% May 1, 2012
330,000 NewPage Corp ^^ 353,925
Senior Subordinated Notes
12.000% May 1, 2013
595,000 Smurfit Capital Funding PLC 571,200
Debentures
7.500% November 20, 2025
545,000 Verso Paper Holdings LLC 573,613
Senior Subordinated Notes
11.375% August 1, 2016
$4,357,676

PERSONAL LOANS --- 0.39%
765,000 AmeriCredit Corp # 677,025
Senior Notes
8.500% July 1, 2015
$677,025

PRINTING & PUBLISHING --- 1.14%
320,000 Dex Media West 340,400
Senior Subordinated Notes
9.875% August 15, 2013
415,000 Idearc Inc 413,963
Senior Notes
8.000% November 15, 2016
745,000 TL Acquisitions Inc # 735,688
Senior Notes
10.500% January 15, 2015
580,000 TL Acquisitions Inc # + ^^ 469,800
Step Bond 0% - 13.250%
12.820% July 15, 2015
$1,959,851

RAILROADS --- 0.74%
130,000 Kansas City Southern 131,463
Bonds
7.500% June 15, 2009
750,000 Kansas City Southern de Mexico 785,625
Senior Notes
9.375% May 1, 2012

150,000 Kansas City Southern de Mexico # 147,000
Senior Notes
7.625% December 1, 2013
225,000 Kansas City Southern de Mexico # 219,938
Senior Notes
7.375% June 1, 2014
$1,284,026

REAL ESTATE --- 1.30%
390,000 Ashton Woods USA LLC 308,100
Senior Subordinated Notes
9.500% October 1, 2015
20,000 Forest City Enterprises Inc 18,850
Senior Notes
7.625% June 1, 2015
25,000 Host Marriott LP REIT 24,438
Company Guaranteed Notes
6.375% March 15, 2015
170,000 Kimball Hill Homes Inc 117,300
Senior Subordinated Notes
10.500% December 15, 2012
1,475,000 Realogy Corp # ^^ 1,113,625
Senior Subordinated Notes
12.375% April 15, 2015
170,000 Ventas Realty LP REIT 167,450
Senior Notes
6.500% June 1, 2016
495,000 Ventas Realty LP REIT 493,763
Senior Notes
6.750% April 1, 2017
$2,243,526

RESTAURANTS --- 1.25%
780,000 Buffets Inc ^^ 546,000
Notes
12.500% November 1, 2014
250,000 Carrols Corp 237,500
Company Guaranteed Notes
9.000% January 15, 2013
315,000 Denny's Corp Holdings Inc 325,238
Company Guaranteed Notes
10.000% October 1, 2012
365,000 El Pollo Loco Inc 375,950
Global Notes
11.750% November 15, 2013
335,000 OSI Restaurant Partners Inc # ^^ 296,475
Senior Notes
9.625% May 15, 2015
410,000 Sbarro Inc ^^ 373,100
Senior Subordinated Notes
10.375% February 1, 2015
$2,154,263

RETAIL --- 3.51%
105,000 AutoNation Inc 100,275
Company Guaranteed Notes
7.000% April 15, 2014
245,000 AutoNation Inc ++ 233,975
Company Guaranteed Notes
8.370% April 15, 2013
625,000 Blockbuster Inc ^^ 562,500
Senior Subordinated Notes
9.000% September 1, 2012
559,000 Delhaize America Inc 665,924
Company Guaranteed Bonds
9.000% April 15, 2031
700,000 Dollar General Corp # ^^ 609,000
Senior Subordinated Notes
12.625% July 15, 2017
630,000 Dollar General Corp # ^^ 592,200
Senior Notes
10.625% July 15, 2015
110,000 Eye Care Centers of America Inc 117,150
Notes
10.750% February 15, 2015
215,000 FTD Inc 204,250
Company Guaranteed Notes
7.750% February 15, 2014
375,000 Michaels Stores Inc # ^^ 384,375
Senior Notes
10.000% November 1, 2014
605,000 Neiman Marcus Group Inc 644,325
Senior Unsecured Notes
9.000% October 15, 2015
610,000 Neiman Marcus Group Inc ^^ 664,900
Senior Subordinated Notes
10.375% October 15, 2015
290,000 Saks Inc ^^ 291,450
Company Guaranteed Bonds
8.250% November 15, 2008
1,010,000 Suburban Propane Partners LP 984,750
Senior Notes
6.875% December 15, 2013
$6,055,074

SPECIALIZED SERVICES --- 9.61%
1,130,000 Affinion Group Inc 1,186,500
Notes
11.500% October 15, 2015
1,215,000 Allied Security Escrow 1,215,000
Senior Subordinated Notes
11.375% July 15, 2011
511,000 Ashtead Capital Inc # ^^ 503,974
Notes
9.000% August 15, 2016
150,000 Ashtead Holdings PLC # ^^ 145,875
Secured Notes
8.625% August 1, 2015
365,000 CCM Merger Inc # 355,875
Notes
8.000% August 1, 2013
150,000 Chukchansi Economic Development Authority # 151,500
Senior Notes
8.000% November 15, 2013
165,000 Compagnie Generale de Geophysique SA 169,950
Company Guaranteed Notes
7.500% May 15, 2015
1,315,000 DI Finance/Dyncorp International LLC 1,361,025
Senior Subordinated Notes
9.500% February 15, 2013
1,095,000 Education Management LLC 1,122,375
Senior Bonds
8.750% June 1, 2014
285,000 Education Management LLC ^^ 294,975
Company Guaranteed Notes
10.250% June 1, 2016
1,250,000 First Data Corp d 1,200,000
Corporate Term Loan
1.000% October 15, 2014
1,060,000 H&E Equipment Services Inc 1,033,500
Senior Notes
8.375% July 15, 2016
2,085,000 Hertz Corp ^^ 2,251,800
Senior Subordinated Notes
10.500% January 1, 2016
550,000 Lamar Media Corp 530,750
Company Guaranteed Notes
6.625% August 15, 2015
700,000 Penhall International Corp # 707,000
Secured Notes
12.000% August 1, 2014
500,000 Penhall International Corp ++ 510,000
Corporate Term Loan
1.000% March 31, 2012
725,000 R H Donnelley Corp 738,594
Senior Discount Notes Series A-3
8.875% January 15, 2016
300,000 R H Donnelley Corp 283,500
Senior Discount Notes Series A-2
6.875% January 15, 2013
175,000 R H Donnelley Corp 165,375
Senior Discount Notes Series A-1
6.875% January 15, 2013
860,000 R H Donnelley Corp # 872,900
Senior Notes
8.875% October 15, 2017
970,000 Rental Service Corp ^^ 926,350
Senior Notes
9.500% December 1, 2014
290,000 Service Corp International 271,150
Senior Notes
7.500% April 1, 2027
180,000 Service Corp International 186,750
Senior Notes
7.625% October 1, 2018

100,000 Service Corp International 103,133
Debentures
7.875% February 1, 2013
300,000 Visant Holding Corp 306,750
Senior Notes
8.750% December 1, 2013
$16,594,601

TELEPHONE & TELECOMMUNICATIONS --- 8.26%
270,000 American Tower Corp 277,425
Senior Notes
7.500% May 1, 2012
320,000 Cincinnati Bell Inc 308,800
Company Guarnateed Notes
7.000% February 15, 2015
160,000 Cincinnati Bell Telephone Co 140,000
Company Guaranteed Notes
6.300% December 1, 2028
70,000 Citizens Communications Co 57,225
Debentures
7.050% October 1, 2046
640,000 Citizens Communications Co 624,000
Senior Notes
7.875% January 15, 2027
730,000 Hawaiian Telcom Communications Inc ^^ 788,400
Senior Subordinated Notes
12.500% May 1, 2015
1,230,000 Intelsat Bermuda Ltd 1,317,638
Senior Notes
11.250% June 15, 2016
655,000 Intelsat Bermuda Ltd 679,563
Company Guaranteed Notes
9.250% June 15, 2016
730,000 Level 3 Financing Inc 719,050
Senior Notes
9.250% November 1, 2014
560,000 Level 3 Financing Inc ++ 533,400
Notes
10.070% February 15, 2015

245,000 MetroPCS Wireless Inc # 249,900
Senior Notes
9.250% November 1, 2014
810,000 NTL Cable PLC 840,375
Senior Notes
9.125% August 15, 2016
475,000 NTL Cable PLC 486,875
Senior Notes
8.750% April 15, 2014
830,000 Nordic Telephone Co Holdings # 875,650
Senior Notes
8.875% May 1, 2016
400,000 PAETEC Holding Corp # 400,000
Senior Notes
9.500% July 15, 2015
450,000 Qwest Communications International Inc 455,625
Notes
7.500% February 15, 2014
685,000 Qwest Corp 712,400
Senior Notes
7.500% October 1, 2014
865,000 Qwest Corp 808,775
Debentures
6.875% September 15, 2033
165,000 Qwest Corp 180,056
Global Notes
8.875% March 15, 2012
80,000 Rogers Wireless Communications Inc 84,704
Secured Notes
7.250% December 15, 2012
775,000 Rural Cellular Corp 804,063
Secured Notes
8.250% March 15, 2012
280,000 Rural Cellular Corp 292,600
Senior Notes
9.875% February 1, 2010
480,000 Rural Cellular Corp # ++ 492,000
Senior Subordinated Notes
8.100% June 1, 2013
1,060,000 True Move Co Ltd # 1,070,176
Notes
10.750% December 16, 2013
75,000 Wind Acquisition Finance SA # 83,063

Company Guaranteed Notes
10.750% December 1, 2015
920,000 Windstream Corp 980,950
Senior Notes
8.625% August 1, 2016
$14,262,713

TEXTILES --- 0.77%
745,000 Levi Strauss & Co 782,250
Senior Notes
9.750% January 15, 2015
270,000 Levi Strauss & Co 278,100
Senior Notes
8.875% April 1, 2016
275,000 Oxford Industries Inc 277,750
Senior Notes
8.875% June 1, 2011
$1,338,100

TOBACCO --- 0.54%
560,000 Alliance One International Inc 595,000
Company Guaranteed Notes
11.000% May 15, 2012
350,000 Alliance One International Inc # 343,000
Notes
8.500% May 15, 2012
$938,000

TRANSPORTATION --- 1.26%
225,000 GulfMark Offshore Inc 226,125
Company Guaranteed Notes
7.750% July 15, 2014
1,210,000 St Acquisition Corp # 810,700
Secured Notes
12.500% May 15, 2017
355,000 St Acquisition Corp # ++ 241,400
Secured Notes
21.990% May 15, 2015
850,000 Teekay Shipping Corp 892,500
Senior Notes
8.875% July 15, 2011
$2,170,725

UTILITIES --- 2.48%
50,000 AES Corp 52,188
Senior Notes
8.875% February 15, 2011
640,000 AES Corp # 672,000
Secured Notes
9.000% May 15, 2015
600,000 ANR Pipeline Inc 799,298
Debentures
9.625% November 1, 2021
1,230,000 Dynegy Holdings Inc # 1,176,188
Senior Notes
7.750% June 1, 2019
130,000 Dynegy-Roseton/Danskammer LLC 130,650
Pass Thru Certificates
7.670% November 8, 2016
100,000 Southern Natural Gas Co 113,043
Senior Unsecured Notes
8.000% March 1, 2032
665,000 Transcontinental Gas Pipe Line Corp 689,938
Notes
7.000% August 15, 2011
745,000 VeraSun Energy Corp # 640,700
Senior Notes
9.375% June 1, 2017
$4,274,005

TOTAL BONDS --- 94.73% $163,568,436
(Cost $167,238,496)

PREFERRED STOCK

Shares                                                   Value ($)

BROADCAST/MEDIA --- 0.00%
1 ION Media Networks Inc* 8,500
$8,500

OIL & GAS --- 0.15%
905 Chesapeake Energy Corp 257,020
$257,020

TOTAL PREFERRED STOCK --- 0.15% $265,520
(Cost $234,384)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

7,979,000 Federal Home Loan Bank 7,977,227
          4.060% October 1, 2007
856,000 JP Morgan Chase Bank London # ~ 858,320
          8.640% November 8, 2007

TOTAL SHORT-TERM INVESTMENTS --- 5.12% $8,835,547
(Cost $8,824,677)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100% $172,669,503
(Cost $176,297,557)

Legend
* Non-income Producing Security

# The Maxim Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $35,363,864, $34,140,797 and 19.62%, respectively.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2007.
++ Represents the current interest rate for variable rate security.

d Security is fair valued at September 30, 2007.
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2007, the U.S. Federal income tax cost basis was $176,326,584. The Maxim High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,019,718 and gross depreciation of securities in which there was an excess of tax cost over value of $5,676,799, resulting in net depreciation of $3,657,081.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 1.61%
9,000,000 Fannie Mae ** 6,022,057
SGD 2.290% February 19, 2009
$6,022,057

AGRICULTURE --- 0.28%
1,055,000 Corn Products International Inc 1,046,179
Senior Notes
6.625% April 15, 2037
$1,046,179

AIRLINES --- 1.81%
69,277 American Airlines Inc 68,931
Pass Thru Certificates
8.040% September 16, 2011
700,000 American Airlines Inc 695,625
Pass Thru Certificates
7.324% October 15, 2009
1,500,291 Atlas Air Inc ++ 1,725,335
Pass Thru Certificates
7.680% January 2, 2014
1,326,184 Atlas Air Inc ++ 1,525,112
Pass Thru Certificates
7.630% January 2, 2015
394,351 Atlas Air Inc ++ 481,108
Pass Thru Certificates
9.057% January 2, 2014
913,951 Atlas Air Inc ++ 886,533
Pass Thru Certificates
8.770% January 2, 2011
631,503 Continental Airlines Inc 610,979
Pass Thru Certificates
7.373% December 15, 2015
78,351 Continental Airlines Inc ^^ 78,155
Pass Thru Certificates
8.307% October 2, 2019
705,000 Qantas Airways Ltd # 699,892
Notes
6.050% April 15, 2016
$6,771,670

AUTOMOBILES --- 1.20%
215,000 Ford Motor Co 160,175
Notes
7.125% November 15, 2025

225,000 Ford Motor Co 164,250
Bonds
6.625% October 1, 2028
1,735,000 Ford Motor Co 1,275,225
Debentures
6.375% February 1, 2029
1,475,000 Ford Motor Co ^^ 1,157,875
Unsecured Notes
7.450% July 16, 2031
40,000 General Motors Corp ^^ 35,050
Senior Debentures
8.375% July 15, 2033
1,935,000 General Motors Corp ^^ 1,693,125
Senior Debentures
8.250% July 15, 2023
$4,485,700

BANKS --- 1.46%
1,830,000 BAC Capital Trust VI 1,634,713
Company Guaranteed Notes
5.625% March 8, 2035
2,500,000 HSBC Bank USA NA# 2,766,750
Notes
3.310% August 25, 2010
1,000,000 Keycorp Capital III ^^ 1,080,925
Company Guaranteed Notes
7.750% July 15, 2029
$5,482,388

BIOTECHNOLOGY --- 0.94%
1,915,000 Enzon Pharmaceuticals Inc 1,881,488
Convertible
4.500% July 1, 2008
250,000 Human Genome Sciences Inc 215,000
Bonds
2.250% August 15, 2012
90,000 Incyte Corp 82,350
Convertible
3.500% February 15, 2011
385,000 Nektar Therapeutic 330,138
Convertible
3.250% September 28, 2012
985,000 Regeneron Pharmaceuticals Inc 1,004,700
Convertible
5.500% October 17, 2008
$3,513,676

BROADCAST/MEDIA --- 3.48%
1,000,000 Clear Channel Communications Inc 953,186
Notes
4.250% May 15, 2009
1,140,000 Comcast Corp 1,125,690
Senior Unsecured Notes
6.500% November 15, 2035
3,455,000 Comcast Corp 3,410,883
Notes
6.450% March 15, 2037
1,500,000 Comcast Corp 1,339,142
Bonds
5.650% June 15, 2035
3,250,000 Comcast Corp 3,411,233
Notes
6.950% August 15, 2037
1,130,000 News America Inc 1,063,890
Notes
6.200% December 15, 2034
1,860,000 News America Inc 1,734,608
Notes
6.150% March 1, 2037
$13,038,632

BUILDING MATERIALS --- 0.72%
575,000 Owens Corning Inc 555,350
Senior Unsecured Notes
6.500% December 1, 2016
865,000 Owens Corning Inc 841,857
Notes
7.000% December 1, 2036
250,000 Ply Gem Industries Inc ^^ 202,500
Senior Subordinated Notes
9.000% February 15, 2012
1,220,000 USG Corp 1,107,216
Senior Unsecured Notes
6.300% November 15, 2016
$2,706,923

CANADIAN - FEDERAL --- 15.55%
2,000,000 Canada Housing Trust #1 2,001,005
CAD Foreign Government Guaranteed Notes
4.100% December 15, 2008
12,100,000 Government of Canada 12,194,158
CAD Bonds
4.250% September 1, 2009
9,500,000 Government of Canada 11,413,563
CAD Bonds
5.750% June 1, 2033
31,050,000 Government of Canada 31,225,864
CAD Bonds
4.250% September 1, 2008
1,400,000 Government of Canada 1,423,351
CAD Bonds
6.000% June 1, 2008
$58,257,941

CANADIAN - PROVINCIAL --- 0.95%
3,331,895 Province of Alberta 3,541,225
CAD Debentures
5.930% September 16, 2016
$3,541,225

CHEMICALS --- 1.04%
535,000 Hercules Inc 433,350
Junior Subordinated Debentures
6.500% June 30, 2029
3,675,000 Methanex Corp 3,465,992
Notes
6.000% August 15, 2015
$3,899,342

COMMUNICATIONS - EQUIPMENT --- 1.62%
1,000,000 Corning Inc 1,073,225
Debentures
6.750% September 15, 2013
950,000 Corning Inc 996,189
Unsecured Notes
7.250% August 15, 2036
4,555,000 Lucent Technologies Inc 3,780,650
Debentures
6.450% March 15, 2029
250,000 Lucent Technologies Inc 207,500
Debentures
6.500% January 15, 2028
$6,057,564

COMPUTER HARDWARE & SYSTEMS --- 0.06%
241,000 Maxtor Corp ^ 226,540
Convertible
5.750% March 1, 2012
$226,540

CONTAINERS --- 0.17%
650,000 Owens-Illinois Inc 640,250
Debentures
7.800% May 15, 2018
$640,250

DISTRIBUTORS --- 0.65%
2,410,000 Owens & Minor Inc 2,444,752
Notes
6.350% April 15, 2016
$2,444,752

ELECTRIC COMPANIES --- 1.75%
1,415,000 Bruce Mansfield Unit 1,439,706
Guaranteed Notes
6.850% June 1, 2034
73,000 Commonwealth Edison Co ^ 71,806
Debentures
4.750% December 1, 2011
3,385,000 Empresa Nacional de Electricidad SA 3,785,215
Bonds
7.875% February 1, 2027
407,500 Quezon Power Philippines Ltd 411,575
Bonds
8.860% June 15, 2017

250,000 SP Powerassets Ltd 172,616
SGD Notes
3.730% October 22, 2010
865,000 TXU Corp 678,388
Notes
6.550% November 15, 2034
$6,559,306

ELECTRONIC INSTRUMENTS & EQUIP --- 1.73%
2,000,000 Arrow Electronics Inc 2,092,822
Senior Notes
6.875% July 1, 2013
865,000 Avnet Inc 1,109,363
Convertible
2.000% March 15, 2034
1,850,000 Avnet Inc 1,808,468
Notes
6.000% September 1, 2015
245,000 Avnet Inc 247,373
Senior Unsecured Notes
6.625% September 15, 2016
1,220,000 Avnet Inc 1,216,005
Notes
5.875% March 15, 2014
$6,474,031

ELECTRONICS - SEMICONDUCTOR --- 0.14%
225,000 Amkor Technology Inc 218,250
Senior Notes
7.125% March 15, 2011
65,000 Kulicke & Soffa Industries Inc 58,094
Convertible
1.000% June 30, 2010
240,000 Kulicke & Soffa Industries Inc 223,200
Convertible
.500% November 30, 2008
40,000 Richardson Electronics Ltd 39,200
Convertible
7.750% December 15, 2011
$538,744

ENGINEERING & CONSTRUCTION --- 0.27%
1,005,000 North American Energy Partners Inc 1,015,050
Senior Notes
8.750% December 1, 2011
$1,015,050

FINANCIAL SERVICES --- 6.35%
185,000 CIT Group Inc 167,045
Senior Notes
5.000% February 13, 2014
180,000 CIT Group Inc 164,171
Senior Notes
5.125% September 30, 2014
1,245,000 Ford Motor Credit Co 1,125,107
Notes
7.000% October 1, 2013
895,000 Ford Motor Credit Co 841,661
Notes
5.700% January 15, 2010
400,000 General Electric Capital Corp 286,558
NZD Senior Notes
6.750% September 26, 2016
5,255,000 General Electric Capital Corp 3,674,259
NZD Senior Unsubordinated Notes
6.500% September 28, 2015
260,000 General Motors Acceptance Corp 235,658
Global Notes
6.750% December 1, 2014
45,000 General Motors Acceptance Corp 44,149
Bonds
8.000% November 1, 2031
12,275,000 JP Morgan Chase Bank NA # ~ 5,109,829
BRL Zero Coupon
13.870% May 17, 2010
17,433,642,500 JP Morgan Chase Bank London # ~ 1,488,479
IDR Zero Coupon
12.240% October 21, 2010
37,900,127,200 JP Morgan Chase & Co # ~ 2,817,323

IDR Zero Coupon
8.800% April 12, 2012
1,820,000 NiSource Finance Corp 1,833,364
Notes
6.400% March 15, 2018
329,579 Power Receivables Finance # 339,383
Senior Notes
6.290% January 1, 2012
1,125,000 Ranhill Labuan Ltd # ^^ 1,112,941
Notes
12.500% October 26, 2011
425,000 Residential Capital LLC 343,188
Notes
7.875% June 30, 2015
1,565,000 Residential Capital LLC 1,263,738
Senior Notes
7.500% April 17, 2013
400,000 Residential Capital LLC 646,534
GBP Notes
8.875% July 1, 2014
2,665,000 Toll Brothers Finance Corp 2,282,477
Notes
5.150% May 15, 2015
$23,775,864

FOOD & BEVERAGES --- 0.05%
210,000 Sara Lee Corp 195,897
Unsecured Notes
6.125% November 1, 2032
$195,897

FOREIGN BANKS --- 3.78%
49,000,000 Barclays Financial LLC # 1,481,557
THB Bonds
4.100% March 22, 2010
3,020,000,000 Barclays Financial LLC # 3,255,938
KRW Medium Term Notes
4.060% September 16, 2010
125,000,000 Barclays Financial LLC # 3,786,557
THB Bonds
4.160% February 22, 2010
350,000,000 Rabobank Nederland # 5,643,164
ISK Unsubordinated Notes
13.500% January 28, 2008
$14,167,216

FOREIGN GOVERNMENTS --- 5.84%
100,000 Government of Brazil 128,750
Unsubordinated Notes
8.875% April 15, 2024
8,790,000 Government of Brazil 11,071,005
Bonds
8.250% January 20, 2034
80,000,000 Government of Mexico 7,345,804
MXP Bonds
8.000% December 7, 2023
460,000 Government of Peru " 460,000
Step Bond 3.250% - 5.000%
6.440% March 7, 2017
17,945,000 Government of South Africa 2,868,887
ZAR Bonds
13.000% August 31, 2010
$21,874,446

GOLD, METALS & MINING --- 0.00%
500,000 Murrin Murrin Holdings ++ d 500
Bonds
9.375% August 31, 2027
$500

HEALTH CARE RELATED --- 1.59%
480,000 HCA Inc 394,240
Notes
7.690% June 15, 2025
1,115,000 HCA Inc 908,637
Notes
7.580% September 15, 2025
80,000 HCA Inc 64,073
Notes
7.750% July 15, 2036
2,505,000 HCA Inc 1,897,044
Debentures
7.050% December 1, 2027
255,000 HCA Inc 208,067
Debentures
7.500% December 15, 2023
725,000 HCA Inc 583,625
Bonds
7.500% November 6, 2033
2,000,000 HCA Inc 1,770,000
Notes
6.250% February 15, 2013
100,000 HCA Inc 85,000
Bonds
6.500% February 15, 2016
55,000 Tenet Healthcare Corp 41,113
Senior Notes
6.875% November 15, 2031
$5,951,799

HOMEBUILDING --- 2.86%
3,295,000 DR Horton Inc 2,758,492
Senior Notes
5.250% February 15, 2015
405,000 DR Horton Inc 344,301
Senior Notes
5.625% September 15, 2014
5,000 DR Horton Inc 4,380
Unsubordinated Notes
6.500% April 15, 2016
1,070,000 DR Horton Inc 899,120
Company Guaranteed Notes
5.625% January 15, 2016
20,000 K Hovnanian Enterprises Inc 15,500
Company Guaranteed Notes
6.375% December 15, 2014
20,000 K Hovnanian Enterprises Inc 15,550
Senior Notes
6.500% January 15, 2014
85,000 K Hovnanian Enterprises Inc 65,450
Company Guaranteed Notes
6.250% January 15, 2016
1,925,000 Lennar Corp 1,656,147
Company Guaranteed Notes
5.600% May 31, 2015
1,340,000 Lennar Corp 1,211,282
Company Guaranteed Notes
6.500% April 15, 2016
695,000 Pulte Homes Inc 528,145
Senior Notes
6.375% May 15, 2033
450,000 Pulte Homes Inc 375,219
Senior Unsecured Notes
5.200% February 15, 2015
3,615,000 Pulte Homes Inc 2,635,039
Senior Unsecured Notes
6.000% February 15, 2035
290,000 Stanley-Martin Communities LLC 216,050
Notes
9.750% August 15, 2015
$10,724,675

INSURANCE RELATED --- 3.48%
9,600,000 ASIF Global Finance XXVII # 6,422,087
SGD Senior Notes
2.380% February 26, 2009
415,000 Allstate Corp 395,870
Senior Notes
5.950% April 1, 2036
555,000 Marsh & McLennan Cos Inc 536,031
Notes
5.750% September 15, 2015
850,000 Marsh & McLennan Cos Inc 820,230
Notes
5.375% July 15, 2014
125,000 Marsh & McLennan Cos Inc 107,764
Senior Notes
5.875% August 1, 2033
3,005,000 Mutual of Omaha Insurance Co # 3,023,541
Notes
6.800% June 15, 2036
755,000 St Paul Travelers Co Inc 766,728
Senior Unsecured Notes
6.750% June 20, 2036
1,010,000 Travelers Cos Inc 974,239
Senior Notes
6.250% June 15, 2037
$13,046,490

LEISURE & ENTERTAINMENT --- 0.91%
75,000 Time Warner Inc 81,576
Company Guaranteed Bonds
7.625% April 15, 2031
120,000 Time Warner Inc 117,521
Company Guaranteed Bonds
6.625% May 15, 2029
295,000 Time Warner Inc 284,609
Notes
6.500% November 15, 2036
2,925,000 Viacom Inc 2,912,814
Bonds
6.875% April 30, 2036
$3,396,520

MACHINERY --- 0.18%
665,000 Toro Co 663,665
Bonds
6.625% May 1, 2037
$663,665

MANUFACTURING --- 0.99%
1,550,000 Bombardier Inc 1,527,170
CAD Debentures
7.350% December 22, 2026
480,000 Borden Inc 408,000
Debentures
9.200% March 15, 2021
2,220,000 Borden Inc 1,787,100
Debentures
7.875% February 15, 2023
$3,722,270

MEDICAL PRODUCTS --- 0.21%
160,000 Boston Scientific Corp 143,600
Senior Unsecured Bonds
5.450% June 15, 2014
275,000 Boston Scientific Corp 250,938
Senior Unsecured Bonds
6.400% June 15, 2016
500,000 EPIX Pharmaceuticals Inc 387,500
Convertible
3.000% June 15, 2024
$782,038

MISCELLANEOUS --- 0.25%
938,059 PF Export Receivables Master Trust # 945,892
Company Guaranteed Notes
6.436% June 1, 2015
$945,892

OFFICE EQUIPMENT & SUPPLIES --- 0.20%
750,000 Xerox Capital Trust I 756,646
Company Guaranteed Notes
8.000% February 1, 2027
$756,646

OIL & GAS --- 4.58%
1,865,000 Anadarko Petroleum Corp 1,836,091
Senior Notes
6.450% September 15, 2036
2,525,000 Anadarko Petroleum Corp 2,500,783
Senior Notes
5.950% September 15, 2016
500,000 Devon Energy Corp 873,125
Convertible
4.900% August 15, 2008
700,000 Devon Energy Corp 1,222,375
Convertible
4.950% August 15, 2008
250,000 El Paso Corp 253,821
Senior Notes
7.800% August 1, 2031
2,000,000 El Paso Corp ^^ 1,857,850
Bonds
6.950% June 1, 2028
990,000 Enterprise Products Operating LP 991,353
Notes
6.300% September 15, 2017
200,000 KN Capital Trust III 179,009
Company Guaranteed Notes
7.630% April 15, 2028
1,275,000 Kinder Morgan Finance 1,086,546

Company Guaranteed Notes
6.400% January 5, 2036
210,000 Kinder Morgan Inc 187,437
Senior Unsecured Notes
5.150% March 1, 2015
2,750,000 Plains All American Pipeline LP 2,735,582
Notes
6.650% January 15, 2037
1,275,000 Plains All American Pipeline LP 1,276,196
Notes
6.125% January 15, 2017
975,000 Talisman Energy Inc 918,516
Senior Unsecured Bonds
6.250% February 1, 2038
365,000 Talisman Energy Inc 325,442
Notes
5.850% February 1, 2037
110,000 Weatherford International Ltd 108,298
Notes
6.500% August 1, 2036
776,000 Williams Cos Inc 805,100
Debentures
7.500% January 15, 2031
$17,157,524

OTHER ASSET-BACKED --- 0.13%
500,000 Community Program Loan Trust 469,342
Series 1987-A Class A5
4.500% April 1, 2029
$469,342

PAPER & FOREST PRODUCTS --- 1.94%
635,000 Georgia-Pacific Corp 581,025
Bonds
7.250% June 1, 2028
120,000 Georgia-Pacific Corp 120,300
Notes
8.875% May 15, 2031
5,850,000 Georgia-Pacific Corp 5,557,500
Notes
7.750% November 15, 2029
540,000 Georgia-Pacific Corp 526,500
Senior Notes
8.000% January 15, 2024
500,000 International Paper Co 492,375
Notes
4.250% January 15, 2009
$7,277,700

PHARMACEUTICALS --- 1.84%
175,000 Bristol-Myers Squibb Co + 175,665
Convertible
4.820% September 15, 2023
3,510,000 Elan Finance PLC 3,439,800
Senior Notes
7.750% November 15, 2011
1,655,000 Elan Finance PLC 1,626,038
Senior Notes
8.875% December 1, 2013
75,000 IVAX Corp 77,438
Convertible
4.500% May 15, 2008

840,000 Valeant Pharmaceuticals International 759,150
Convertible
4.000% November 15, 2013
910,000 Valeant Pharmaceuticals International 825,825
Convertible
3.000% August 16, 2010
$6,903,916

PRINTING & PUBLISHING --- 0.50%
2,685,000 Tribune Co 1,871,281
Unsecured Notes
5.250% August 15, 2015
$1,871,281

RAILROADS --- 0.88%
3,245,000 CSX Corp 3,038,436
Senior Unsubordinated Notes
6.000% October 1, 2036
386,000 Missouri Pacific Railroad Co 266,340
Debentures
5.000% January 1, 2045
$3,304,776

REAL ESTATE --- 0.87%
2,200,000 Highwoods Properties Inc REIT 2,339,627
Senior Notes
7.500% April 15, 2018
935,000 Host Hotels & Resorts Inc REIT # ^^ 842,669
Convertible
2.625% April 15, 2027
90,000 Kimball Hill Homes Inc 62,100
Senior Subordinated Notes
10.500% December 15, 2012
$3,244,396

RETAIL --- 3.12%
580,000 Albertson's Inc 576,617
Debentures
7.750% June 15, 2026
360,000 Albertson's Inc 365,412
Debentures
8.000% May 1, 2031
4,545,000 Albertson's Inc 4,375,035
Debentures
7.450% August 1, 2029
755,000 Albertson's Inc 669,631
Notes
6.625% June 1, 2028
500,000 Dillard's Inc 454,375
Debentures
7.875% January 1, 2023
500,000 Dillard's Inc 448,083
Unsecured Notes
6.625% January 15, 2018
1,000,000 Dillard's Inc 901,250
Debentures
7.750% July 15, 2026
525,000 Federated Retail Holdings Inc 480,034
Notes
6.375% March 15, 2037
850,000 Foot Locker Inc 811,750
Debentures
8.500% January 15, 2022
445,000 JC Penney Corp Inc 416,379
Senior Notes
6.375% October 15, 2036
540,000 Toys R Us Inc 469,800
Senior Notes
7.875% April 15, 2013
2,125,000 Toys R Us Inc 1,705,313
Senior Notes
7.375% October 15, 2018
$11,673,679

SPECIALIZED SERVICES --- 0.84%
3,285,000 Western Union Co 3,164,914
Senior Unsecured Notes
6.200% November 17, 2036
$3,164,914

SUPRANATIONALS --- 5.28%
17,325,000 Inter-American Development Bank 11,969,126
NZD Senior Unsecured Notes
6.000% December 15, 2017
17,500,000 Inter-American Development Bank ~ 7,790,507
BRL Zero Coupon
18.840% May 11, 2009
$19,759,633

TELEPHONE & TELECOMMUNICATIONS --- 9.51%
750,000 ALLTEL Corp 607,679
Senior Unsecured Notes
7.875% July 1, 2032
760,000 AT&T Corp 765,404
Notes
6.500% March 15, 2029
4,205,000 AT&T Inc 4,335,763
Bonds
6.500% September 1, 2037
610,000 BellSouth Corp 587,223
Bonds
6.000% November 15, 2034
775,000 Embarq Corp 825,757
Notes
7.995% June 1, 2036
2,440,000 Level 3 Communications Inc 2,342,400
Convertible
2.875% July 15, 2010
965,000 Level 3 Communications Inc 917,956
Convertible
6.000% September 15, 2009
1,070,000 Level 3 Communications Inc 992,425
Convertible
6.000% March 15, 2010
150,000 NTL Cable PLC 155,625
Senior Notes
9.125% August 15, 2016
775,000 Nextel Communications Inc 739,900
Bonds
5.950% March 15, 2014
230,000 Nextel Communications Inc 230,920
Notes
6.875% October 31, 2013
290,000 Nextel Communications Inc 289,275
Convertible
5.250% January 15, 2010
250,000 Nortel Networks Corp 202,500
Notes
6.875% September 1, 2023
838,000 Nortel Networks Corp 822,288
Convertible
4.250% September 1, 2008
1,585,000 Northern Telecom Capital 1,339,325
Company Guaranteed Notes
7.875% June 15, 2026
500,000 Philippine Long Distance Telephone Co 546,850
Notes
8.350% March 6, 2017
150,000 Qwest Capital Funding Inc 140,250
Unsecured Notes
7.625% August 3, 2021
3,500,000 Qwest Capital Funding Inc 3,193,750
Company Guaranteed Notes
7.750% February 15, 2031
225,000 Qwest Capital Funding Inc ^^ 226,125
Company Guaranteed Notes
7.250% February 15, 2011
500,000 Qwest Corp 491,250
Debentures
7.250% September 15, 2025
339,000 Sprint Capital Corp 327,168
Company Guaranteed Notes
6.875% November 15, 2028
606,000 Sprint Nextel Corp 582,078
Bonds
6.000% December 1, 2016
470,000 Telecom Italia Capital SA 437,013
Company Guaranteed Notes
6.000% September 30, 2034
465,000 Telecom Italia Capital SA 448,765
Company Guaranteed Notes
6.375% November 15, 2033
8,740,000 Telefonica Emisones SAU 9,309,682
Company Guaranteed Notes
7.045% June 20, 2036
250,000 US West Capital Funding Inc 220,625
Company Guaranteed Notes
6.500% November 15, 2018
2,005,000 US West Capital Funding Inc 1,719,288
Bonds
6.875% July 15, 2028
2,915,000 Verizon Global Funding Corp 2,784,653
Bonds
5.850% September 15, 2035
65,000 Verizon Maryland Inc 53,634
Senior Unsecured Notes
5.125% June 15, 2033
$35,635,571

TEXTILES --- 0.42%
39,000 Dixie Group Inc ^^ 36,709
Convertible
7.000% May 15, 2012
750,000 Kellwood Co 656,250
Convertible
7.625% October 15, 2017
950,000 Kellwood Co 865,688
Convertible
3.500% June 15, 2034
$1,558,647

TOBACCO --- 0.76%
545,000 Reynolds American Inc 569,729
Bonds
7.250% June 15, 2037
2,235,000 Reynolds American Inc 2,285,902
Bonds
6.750% June 15, 2017
$2,855,631

TRANSPORTATION --- 0.40%
1,650,000 APL Ltd ^ 1,386,000
Debentures
8.000% January 15, 2024
100,000 Preston Corp 96,795
Convertible
7.000% May 1, 2011
$1,482,795

U.S. GOVERNMENTS --- 0.45%
1,580,000 United States of America ^^ 1,691,341
5.375% February 15, 2031
$1,691,341

U.S. MUNICIPAL --- 1.69%
1,950,000 Michigan Tobacco Settlement Finance Authority 1,924,514
Revenue Bonds
7.309% June 1, 2034
4,755,000 Tobacco Settlement Financing Corp 4,414,399
Municipal Bonds
6.706% June 1, 2046
$6,338,913

UTILITIES --- 2.12%
240,000 AES Corp 243,600
Senior Notes
7.750% March 1, 2014
920,000 Calpine Corp # ++ 993,600
Senior Notes
8.500% July 15, 2010
1,000,000 Constellation Energy Group 907,002
Notes
4.550% June 15, 2015
1,200,000 DCP Midstream LP # 1,148,732
Bonds
6.450% November 3, 2036
415,000 NGC Corp 373,500
Debentures
7.625% October 15, 2026
180,000 NGC Corp 164,250
Debentures
7.125% May 15, 2018
2,220,000 NGC Corp 2,053,500
8.316% June 1, 2027
250,000 Texas - New Mexico Power Co 248,936
Secured Notes
6.250% January 15, 2009
455,000 White Pine Hydro LLC # ^ 463,123
Notes
6.960% July 10, 2037
1,000,000 White Pine Hydro LLC # ^ 1,024,912
Notes
7.260% July 20, 2015
300,000 White Pine Hydro LLC # ^ 305,456
Notes
6.310% July 10, 2017
$7,926,611

TOTAL BONDS --- 97.46% $365,042,558
(Cost $340,044,160)

COMMON STOCK

Shares                                                   Value ($)

COMMUNICATIONS - EQUIPMENT --- 0.34%
51,679 Corning Inc 1,273,887
$1,273,887

TOTAL COMMON STOCK --- 0.34% $1,273,887
(Cost $481,642)

PREFERRED STOCK

Shares                                                   Value ($)

COMPUTER SOFTWARE & SERVICES --- 0.08%
300 Lucent Technologies Capital Trust 1 291,000
$291,000

CONTAINERS --- 0.33%
27,425 Owens-Illinois Inc 1,234,125
$1,234,125

ELECTRIC COMPANIES --- 0.34%
5,650 AES Trust III 275,438
2,255 New York State Electric & Gas Corp 142,065
25,000 Southern California Edison Co 540,000
3,600 Union Electric Co 297,900
300 Xcel Energy Inc 21,600
$1,277,003

HOUSEHOLD GOODS --- 0.39%
31,225 Newell Financial Trust Inc 1,455,866
$1,455,866

OIL & GAS --- 0.53%

15,175 Chesapeake Energy Corp 1,677,911
7,000 El Paso Energy Capital Trust I 288,750
$1,966,661

REAL ESTATE --- 0.01%
2,000 FelCor Lodging Trust Inc REIT 49,000
$49,000

UTILITIES --- 0.01%
322 MDU Resources Group Inc 32,170
$32,170

TOTAL PREFERRED STOCK --- 1.67% $6,305,825
(Cost $5,394,063)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

1,948,000 Federal Home Loan Bank 1,947,567
          4.060% October 1, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.52% $1,947,567
(Cost $1,947,567)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100% $374,569,837
(Cost $347,867,432)

Legend
# The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $38,732,046, $43,671,825 and 11.46%, respectively.

^ The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2007 were $3,116,071, $3,477,837 and 0.91%, respectively.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
“ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2007.
+ Represents the current interest rate for variable rate security.

++ Security in default at September 30, 2007.
** Security is an agency note with maturity date and interest rate indicated.

d Security is fair valued at September 30, 2007.
REIT – Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Currency Abbreviations
BRL – Brazilian Real
CAD – Canadian Dollars
GBP – Great Britain Pound
IDR – Indonesian Rupiah
ISK – Icelandic Krona
KRW – South Korean Won
MXP – Mexican Peso
NZD – New Zealand Dollars
SGD – Singapore Dollars
THB – Thai Baht
ZAR – South African Rand

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2007, the U.S. Federal income tax cost basis was $347,946,899. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,111,967 and gross depreciation of securities in which there was an excess of tax cost over value of $5,489,029, resulting in net appreciation of $26,622,938.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 12.09%
5,000,000 Fannie Mae ** 4,998,327
5.150% November 21, 2007
5,000,000 Fannie Mae ** 4,976,207
3.125% December 15, 2007
5,000,000 Fannie Mae ** 4,970,223
3.250% January 15, 2008
5,000,000 Fannie Mae ** 4,998,998
5.250% December 3, 2007
7,150,000 Fannie Mae ** ++ 7,101,564
5.080% May 20, 2008
3,000,000 Federal Farm Credit Bank ** ++ 3,000,000
5.530% November 3, 2008
3,500,000 Federal Home Loan Bank ** 3,500,375
5.250% February 13, 2008
5,000,000 Federal Home Loan Bank ** ++ 4,998,475
5.230% October 17, 2007
5,000,000 Freddie Mac ** 5,000,000
5.300% February 6, 2008
3,000,000 Freddie Mac ** ++ 2,999,605
5.650% March 26, 2008
$46,543,774

AGENCY MORTGAGED BACKED --- 0.11%
329,383 Fannie Mae ++ 342,277
Series 2002-W5 Class A9
2.110% November 25, 2030
76,181 Freddie Mac ++ 76,181
Series T20 Class A7
2.910% December 25, 2029
$418,458

TOTAL BONDS --- 12.20% $46,962,232
(Cost $46,962,232)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

5,000,000 Fannie Mae 4,991,484
          4.790% October 12, 2007
10,246,000 Fannie Mae 10,231,199
          4.890% October 10, 2007
300,000 Fannie Mae 299,772
          4.630% October 5, 2007
16,811,000 Fannie Mae 16,802,259
          4.930% October 3, 2007
17,800,000 Fannie Mae 17,763,530
          4.680% October 15, 2007
18,000,000 Fannie Mae 17,943,053
          4.630% October 24, 2007
5,626,000 Fannie Mae 5,624,395
          5.270% October 1, 2007
900,000 Fannie Mae 899,655
          4.670% October 2, 2007
7,520,000 Fannie Mae 7,515,176
          4.730% October 4, 2007
3,500,000 Fannie Mae 3,495,614
          4.680% October 9, 2007
416,000 Federal Farm Credit Bank 415,893
          4.680% October 1, 2007
400,000 Federal Farm Credit Bank 399,676
          4.950% October 5, 2007
7,700,000 Federal Farm Credit Bank 7,690,031
          4.730% October 9, 2007
1,560,000 Federal Farm Credit Bank 1,559,402
          4.670% October 2, 2007
34,600,000 Federal Farm Credit Bank 34,525,571
          4.630% October 16, 2007
1,500,000 Federal Home Loan Bank 1,497,587
          4.520% October 12, 2007
8,479,000 Federal Home Loan Bank 8,474,613          4.750% October 3, 2007
111,000 Federal Home Loan Bank 110,772
          4.700% October 15, 2007
5,829,000 Federal Home Loan Bank 5,826,727
          4.750% October 2, 2007
5,829,000 Federal Home Loan Bank 5,825,211
          4.750% October 4, 2007
1,045,000 Federal Home Loan Bank 1,043,389
          4.690% October 11, 2007
12,250,000 Federal Home Loan Bank 12,232,600
          4.800% October 10, 2007
4,000,000 Federal Home Loan Bank 3,994,822
          4.760% October 9, 2007
8,800,000 Federal Home Loan Bank 8,793,318
          4.620% October 5, 2007
2,500,000 Federal Home Loan Bank ** 2,500,000
          5.320% January 11, 2008
5,000,000 Federal Home Loan Bank ** 5,000,000
          5.300% May 29, 2008

10,000,000 Federal Home Loan Bank ** 9,998,501
          5.375% August 20, 2008
5,000,000 Federal Home Loan Bank ** 5,000,000
          4.875% August 20, 2008
5,000,000 Federal Home Loan Bank ** 5,000,000
          5.400% April 9, 2008
5,000,000 Federal Home Loan Bank ** 5,000,000
          5.400% August 14, 2008
2,500,000 Federal Home Loan Bank ** ++ 2,500,000
          4.360% February 28, 2008

1,550,000 Freddie Mac 1,546,759
          4.740% October 15, 2007
278,000 Freddie Mac 277,640
          4.730% October 9, 2007
13,500,000 Freddie Mac 13,491,364
          4.810% October 4, 2007
11,000,000 Freddie Mac 10,995,504
          4.970% October 2, 2007
1,076,000 Freddie Mac 1,075,727
          4.630% October 1, 2007
22,900,000 Freddie Mac 22,850,741
          4.630% October 16, 2007
18,000,000 Tennessee Valley Authority 17,991,999
          4.060% October 3, 2007

19,000,000 International Bank for Reconstruction & Development 18,990,163
          4.730% October 3, 2007

18,500,000 United States of America 18,492,111
          3.110% October 4, 2007

JOINT REPURCHASE AGREEMENTS

19,243,000 Undivided interest of 51.1% in joint repurchase       19,243,000

agreement(Principal Amount/Value $37,660,000 with a maturity value of $37,675,692) with Merrill Lynch, 5.00%, dated 09/28/07, to be repurchased at $19,251,018 on 10/01/07, collateralized by Fannie Mae, 5.0% - 5.5%, 12/01/23 – 11/01/35, with a value of $38,414,503.

TOTAL SHORT-TERM INVESTMENTS --- 87.80% $337,916,551
(Cost $337,916,551)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100% $384,878,783
(Cost $384,878,783)

Legend
** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security. Rate disclosed represents effective yield as of September 30, 2007.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AEROSPACE & DEFENSE --- 0.72%
250,000 United Technologies Corp 247,344
Notes
4.375% May 1, 2010
$247,344

AGENCY --- 24.65%
974,434 Fannie Mae 976,565
6.000% October 1, 2035
934,895 Fannie Mae 932,867
5.500% April 1, 2021
334,342 Fannie Mae ++ 340,413
5.360% March 1, 2034
2,489,582 Fannie Mae ++ 2,489,388
5.330% April 1, 2036
819,184 Freddie Mac 833,597
6.500% July 1, 2036
1,141,403 Freddie Mac 1,135,587
5.000% July 1, 2011
890,586 Freddie Mac ++ 903,424
5.320% October 1, 2036
844,076 Freddie Mac ++ 839,286
4.890% July 1, 2035
$8,451,127

AGENCY ASSET BACKED --- 0.26%
91,334 Fannie Mae ++ 91,335
Series 2004-T9 Class A1
5.440% April 25, 2035
$91,335

AGENCY MORTGAGED BACKED --- 16.47%
662,765 Fannie Mae ++ 661,459
Series 2004-90 Class F
5.710% November 25, 2034
1,163,917 Freddie Mac 1,144,088
Series R001 Class AE
4.375% April 15, 2015
378,815 Freddie Mac ++ 378,397
Series 3032 Class FP
5.730% August 15, 2035

1,379,679 Freddie Mac ++ 1,382,530
Series 2637 Class FA
5.710% June 15, 2018
1,971,972 US Department of Veterans Affairs 2,079,976
Series 1996-3 Class 1Z
6.750% September 15, 2026
$5,646,450

BANKS --- 2.88%
250,000 Bank of America Corp 247,500
Senior Unsecured Notes
4.500% August 1, 2010
250,000 Fifth Third Bancorp 245,827
Notes
4.200% February 23, 2010
250,000 Wachovia Corp 246,195
Notes
4.375% June 1, 2010
250,000 Wells Fargo & Co 247,381
Senior Notes
4.625% August 9, 2010
$986,903

BIOTECHNOLOGY --- 0.71%
250,000 Amgen Inc 244,376
Senior Notes
4.000% November 18, 2009
$244,376

BROADCAST/MEDIA --- 0.72%
250,000 EW Scripps Co 245,272
Senior Notes
4.300% June 30, 2010
$245,272

CHEMICALS --- 2.94%
500,000 Dow Chemical # 489,803
Pass Thru Certificates
4.027% September 30, 2009
500,000 EI du Pont de Nemours & Co 518,264
Notes
6.875% October 15, 2009
$1,008,067

COMMERCIAL MORTAGED BACKED --- 14.09%
1,220,024 Banc of America Commercial Mortgage Inc 1,205,079
Series 2003-2 Class A1
3.411% March 11, 2041
1,957,504 Bear Stearns Commercial Mortgage Securities Inc 1,965,440
Series 1998-C1 Class A2
6.440% June 16, 2030

626,643 LB-UBS Commercial Mortgage Trust 621,741
Series 2003-C1 Class A1
2.720% March 15, 2027
1,000,000 Salomon Brothers Mortgage Securities VII 1,037,840
Series 2001-C1 Class A3
6.428% December 18, 2035
$4,830,100

COMPUTER HARDWARE & SYSTEMS --- 1.46%
500,000 International Business Machines Corp 499,376
Notes
4.375% June 1, 2009
$499,376

COMPUTER SOFTWARE & SERVICES --- 0.73%
250,000 Oracle Corp 249,444
Notes
5.000% January 15, 2011
$249,444

ELECTRIC COMPANIES --- 1.46%
250,000 Carolina Power & Light Co 252,134
Senior Notes
5.950% March 1, 2009
250,000 Public Service Electric & Gas Co 247,117
1st Mortgage
4.000% November 1, 2008
$499,251

FINANCIAL SERVICES --- 4.29%
250,000 American General Finance Corp 248,405
Notes
4.875% May 15, 2010
250,000 CIT Group Inc 238,733
Senior Notes
3.375% April 1, 2009
250,000 Caterpillar Financial Services Corp 245,036
Notes
3.450% January 15, 2009
250,000 Citigroup Inc 245,542
Senior Notes
4.125% February 22, 2010
250,000 International Lease Finance Corp 248,295
Unsecured Notes
4.875% September 1, 2010
250,000 JP Morgan Chase & Co 246,328
Notes
4.500% November 15, 2010
$1,472,339

FOOD & BEVERAGES --- 1.44%
250,000 Coca-Cola Enterprises Inc 247,761
Notes
4.375% September 15, 2009
250,000 Wm Wrigley Jr Co 245,743
Senior Unsecured Notes
4.300% July 15, 2010
$493,504

HOUSEHOLD GOODS --- 0.73%
250,000 Stanley Works 250,463
Notes
5.000% March 15, 2010
$250,463

INVESTMENT BANK/BROKERAGE FIRM --- 4.31%
250,000 Bear Stearns Cos Inc 241,251
Senior Unsecured Notes
3.250% March 25, 2009
250,000 Credit Suisse First Boston USA Inc 249,654
Notes
4.875% August 15, 2010
250,000 Goldman Sachs Group Inc 246,405
Notes
4.500% June 15, 2010
250,000 Lehman Brothers Holdings Inc 243,298
Notes
4.500% July 26, 2010
250,000 Merrill Lynch & Co Inc 251,733
Global Notes
6.000% February 17, 2009
250,000 Morgan Stanley 244,458
Notes
4.250% May 15, 2010
$1,476,799

OTHER ASSET-BACKED --- 13.96%
1,000,000 Bank of America Credit Card Trust ++ 976,471
Series 2006-C4 Class C4
7.020% November 15, 2011
1,500,000 GMAC Mortgage Corp Loan Trust 1,502,225
Series 2007-HE2 Class A3
6.193% December 25, 2037
1,000,000 John Deere Owner Trust 1,004,256
Series 2006-A Class A4
5.390% June 17, 2013
500,000 MBNA Credit Card Master Note Trust 495,535
Series 2005-A6 Class A6
4.500% January 15, 2013
500,000 Residential Funding Mortgage Securities II 488,075
Series 2007-HSA3 Class AI3
6.030% May 25, 2037
330,000 Residential Funding Mortgage Securities II 319,887
Series 2006-HI5 Class A3
5.500% August 25, 2025
$4,786,449

PERSONAL LOANS --- 1.45%
250,000 American Express Credit Corp 248,988
Notes
5.000% December 2, 2010
250,000 HSBC Finance Corp 247,445
Unsecured Bonds
4.750% April 15, 2010
$496,433

RETAIL --- 1.49%
250,000 CVS Caremark Corp 244,903
Notes
4.000% September 15, 2009
250,000 Target Corp 266,107
Notes
7.500% August 15, 2010
$511,010

TELEPHONE & TELECOMMUNICATIONS --- 0.72%
250,000 BellSouth Corp 246,186
Notes
4.200% September 15, 2009
$246,186

U.S. GOVERNMENTS --- 1.18%
400,000 United States of America ^^ 405,031
4.500% May 15, 2010
$405,031

WHOLE LOAN --- 2.04%
700,255 GSR Mortgage Loan Trust 698,951
Series 2003-7F Class 2A2
5.250% June 25, 2033
$698,951

TOTAL BONDS --- 98.70% $33,836,210
(Cost $33,881,506)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

JOINT REPURCHASE AGREEMENTS

446,000 Undivided interest of 1.2% in joint repurchase       446,000

agreement(Principal Amount/Value $37,660,000 with a maturity value of $37,675,692) with Merrill Lynch, 5.00%, dated 09/28/07, to be repurchased at $446,186 on 10/01/07, collateralized by Fannie Mae, 5.0% - 5.5%, 12/01/23 – 11/01/35, with a value of $38,414,503.

TOTAL SHORT-TERM INVESTMENTS --- 1.30% $446,000
(Cost $446,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100% $34,282,210
(Cost $34,327,506)

Legend
# The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2007 were $495,303, $489,803 and 1.40%, respectively.

++ Represents the current interest rate for variable rate security.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2007, the U.S. Federal income tax cost basis was $34,265,185. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $138,646 and gross depreciation of securities in which there was an excess of tax cost over value of $121,621, resulting in net appreciation of $17,025.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
UNAUDITED

BONDS

Par Value ($)                                              Value ($)

AGENCY --- 63.80%
2,901,403 Fannie Mae 2,904,577
6.000% May 1, 2037
3,047,441 Fannie Mae 2,995,349
5.500% December 1, 2034

3,795,725 Fannie Mae 3,893,584
6.500% January 1, 2032

749,195 Fannie Mae 779,046
7.000% December 1, 2031
1,592,356 Fannie Mae 1,633,409
6.500% December 1, 2031
387,410 Fannie Mae 402,846
7.000% January 1, 2032

1,618,262 Fannie Mae 1,659,983
6.500% February 1, 2032

1,625,800 Fannie Mae 1,663,397
6.500% February 1, 2017
1,059,133 Fannie Mae 1,074,689
6.000% March 1, 2017
1,613,889 Fannie Mae 1,625,135
6.000% March 1, 2033
2,999,341 Fannie Mae 2,948,539
5.500% November 1, 2033
1,952,259 Fannie Mae 1,955,510
6.000% December 1, 2036
4,780,898 Fannie Mae 4,865,311
6.500% April 1, 2037
2,740,907 Fannie Mae 2,694,055
5.500% April 1, 2035
1,384,506 Fannie Mae 1,357,748
5.500% November 1, 2035

5,855,820 Fannie Mae 5,758,833
5.000% August 1, 2018

6,447,515 Fannie Mae 6,333,295
5.500% July 1, 2033
419,677 Fannie Mae 436,465
7.000% February 1, 2031
420,059 Fannie Mae 436,862
7.000% September 1, 2031
2,366,278 Fannie Mae 2,323,759
5.500% February 1, 2036
4,519,196 Fannie Mae 4,329,954
5.000% April 1, 2034
655,433 Fannie Mae 643,303
5.500% April 1, 2034

2,595,255 Fannie Mae 2,548,865
5.500% January 1, 2035
7,776 Fannie Mae 8,503
9.500% March 1, 2020
37,306 Fannie Mae 40,030
8.500% August 1, 2024
185,427 Fannie Mae 190,543
6.500% July 1, 2014
266,293 Fannie Mae 266,511
5.500% January 1, 2018
1,446,676 Fannie Mae 1,422,489
5.500% December 1, 2033
2,429,704 Fannie Mae 2,386,661
5.500% September 1, 2033

4,170,004 Fannie Mae 4,095,257
5.500% February 1, 2035
5,277,274 Fannie Mae 5,290,468
6.000% December 1, 2035

9,171,710 Fannie Mae 9,008,339
5.500% April 1, 2036
5,383,628 Fannie Mae 5,282,349
5.500% June 1, 2036
4,454,089 Fannie Mae 4,374,473
5.500% January 1, 2036

4,711,021 Fannie Mae 4,633,731
5.000% May 1, 2018
466,365 Fannie Mae 469,109
6.000% January 1, 2033

3,555,358 Fannie Mae 3,555,914
5.500% April 1, 2018
403,122 Fannie Mae 396,508
5.000% June 1, 2018
804,011 Fannie Mae 804,543
6.000% February 1, 2033
72,854 Fannie Mae 78,440
8.500% August 1, 2021
110,395 Fannie Mae 118,299
8.500% November 1, 2026
159,645 Fannie Mae 174,764
9.500% September 1, 2020
1,721,717 Fannie Mae 1,689,854
5.500% October 1, 2034
2,500,000 Fannie Mae ** 2,528,428
4.875% May 18, 2012
22,000,000 Fannie Mae ++ 22,027,500
6.000% August 1, 2036
1,838,369 Fannie Mae ++ 1,849,264
5.360% October 1, 2036
2,012,831 Fannie Mae ++ 2,026,068
4.740% September 1, 2034
2,673,861 Fannie Mae ++ 2,706,344
5.920% January 1, 2037
2,500,000 Federal Home Loan Bank ** 2,494,560
4.375% October 22, 2010
2,500,000 Federal Home Loan Bank ** 2,526,945
4.875% November 18, 2011

2,500,000 Federal Home Loan Bank ** ^^ 2,494,890
4.375% September 17, 2010
1,600,000 Federal Home Loan Bank ** ^^ 1,640,742
5.250% June 18, 2014
1,000,000 Federal Home Loan Bank ** ^^ 994,143
4.500% November 15, 2012
3,972,131 Freddie Mac 3,947,305
6.000% June 1, 2036
3,283,243 Freddie Mac 3,262,723
6.000% March 1, 2036
3,314,732 Freddie Mac 3,252,486
5.500% October 1, 2034
3,449,050 Freddie Mac 3,298,154
5.000% August 1, 2035
1,503,941 Freddie Mac 1,474,450
5.500% September 1, 2035
1,891,527 Freddie Mac 1,886,237
5.500% April 1, 2022

5,097,439 Freddie Mac 5,112,737
6.000% July 1, 2036
11,597,023 Freddie Mac 11,089,653
5.000% December 1, 2035
1,135,423 Freddie Mac 1,114,980
5.500% January 1, 2034
2,919,022 Freddie Mac 2,866,468
5.500% May 1, 2033
1,906,899 Freddie Mac 1,872,567
5.500% June 1, 2033
772,016 Freddie Mac 718,551
4.500% August 1, 2033
820,973 Freddie Mac 807,745
5.000% December 1, 2017

5,131,246 Freddie Mac 5,038,863
5.500% August 1, 2033
119,350 Freddie Mac 136,007
11.000% July 1, 2020
79,902 Freddie Mac 87,256
9.500% April 1, 2025
638,244 Freddie Mac 661,081
7.000% September 1, 2032
379,318 Freddie Mac 397,691
7.500% March 1, 2032
976,962 Freddie Mac 947,129
5.000% September 1, 2024
545,602 Freddie Mac 545,602
5.500% March 1, 2017
2,375,527 Freddie Mac 2,336,183
5.500% September 1, 2033

7,805,062 Freddie Mac 7,463,590
5.000% September 1, 2035
31,510 Freddie Mac 35,833
11.000% June 1, 2020
115,600 Freddie Mac 131,733
11.000% August 1, 2020
75,829 Freddie Mac 82,123
9.000% December 1, 2014

37,513 Freddie Mac 40,906
9.500% June 1, 2020
16,957 Freddie Mac 18,087
9.500% September 1, 2020
5,939,207 Freddie Mac 5,951,828
6.000% March 1, 2036
1,310,494 Freddie Mac 1,312,542
6.000% November 1, 2036
5,000,000 Freddie Mac ** ^^ 5,184,565
5.500% August 20, 2012
3,733,374 Freddie Mac ++ 3,749,999
5.500% March 1, 2037
1,959,827 Freddie Mac ++ 1,981,339
5.340% August 1, 2037
1,415,518 Freddie Mac ++ 1,411,094
5.440% January 1, 2037
1,781,173 Freddie Mac ++ 1,806,848
5.320% October 1, 2036
4,503,651 Freddie Mac ++ 4,510,712
5.720% December 1, 2036
954,267 Freddie Mac ++ 962,999
5.260% June 1, 2037
2,256,693 Freddie Mac ++ 2,273,069
5.590% November 1, 2036
1,906,483 Freddie Mac ++ 1,925,856
5.290% November 1, 2036
1,904,934 Freddie Mac ++ 1,906,797
5.570% March 1, 2037
3,320,132 Ginnie Mae 3,394,048
6.500% February 15, 2037
3,553,374 Ginnie Mae 3,632,483
6.500% January 15, 2037
69,863 Ginnie Mae 72,305
7.500% October 15, 2013
6,050,396 Ginnie Mae 5,863,549
5.000% June 15, 2033
16,057 Ginnie Mae 17,291
9.000% July 15, 2018
1,756,936 Ginnie Mae II 1,686,708
5.000% December 20, 2035
1,743,706 Ginnie Mae II 1,674,904
5.000% February 20, 2034
7,256 Ginnie Mae II 7,875
9.500% May 20, 2022
27,227 Ginnie Mae II 28,482
7.500% October 20, 2028
12,791 Ginnie Mae II 13,531
8.000% November 20, 2023
13,198 Ginnie Mae II 13,806
7.500% December 20, 2028
3,704,551 Ginnie Mae II 3,723,652
6.000% December 20, 2033
1,803,019 Ginnie Mae II 1,732,697
5.000% October 20, 2033
1,436,807 Ginnie Mae II 1,412,772
5.500% April 20, 2035

999,839 Ginnie Mae II 983,114
5.500% February 20, 2035
1,911,374 Ginnie Mae II 1,880,181
5.500% November 20, 2034
1,565,918 Ginnie Mae II ++ 1,568,889
4.250% July 20, 2034
$260,150,258

AGENCY MORTGAGED BACKED --- 10.84%
967,987 Fannie Mae 973,837
Series 2004-W1 Class 1A7
5.681% November 25, 2043
4,000,000 Fannie Mae 3,895,993
Series 2003-24 Class VM
5.500% November 25, 2021
9,419,813 Fannie Mae ++ 9,376,504
Series 2007-7 Class FJ
% February 28, 2037
11,943 Fannie Mae ++ 11,907
Series 2004-W8 Class 1AF
5.930% June 25, 2044
2,000,000 Freddie Mac 1,989,728
Series 2843 Class VB
5.500% August 15, 2023
1,386,016 Freddie Mac 1,381,516
Series R003 Class AG
5.125% October 15, 2015
1,059,904 Freddie Mac 1,052,451
Series 2974 Class VM
5.000% May 15, 2016
1,384,553 Freddie Mac 1,395,785
Series R007 Class AC
5.875% May 15, 2016
9,304,671 Freddie Mac ++ 9,274,312
Series 3342 Class FD
5.830% July 15, 2037
454,849 Freddie Mac ++ 454,888
Series T-34 Class A1V
5.390% July 25, 2031
2,284,903 US Department of Veterans Affairs 2,284,903
Series 2003-1 Class E
5.750% April 15, 2027
1,970,916 US Department of Veterans Affairs 2,033,739
Series 2002-1 Class 1A
6.000% October 15, 2031
3,943,944 US Department of Veterans Affairs 4,159,628
Series 1996-3 Class 1Z
6.750% September 15, 2026
4,000,000 US Department of Veterans Affairs 4,095,469
Series 2003-1 Class G
5.750% March 15, 2030
1,771,324 US Department of Veterans Affairs ++ 1,810,072
Series 1993-3 Class 1
5.100% September 15, 2023
$44,190,732

COMMERCIAL MORTAGED BACKED --- 5.25%
2,000,000 Banc of America Commercial Mortgage Inc 1,992,936
Series 2005-1 Class A3
4.877% November 10, 2042
2,000,000 GS Mortgage Securities Corp II 1,945,692
Series 2005-GG4 Class AABA
4.680% July 10, 2039
3,500,000 JP Morgan Chase Commercial Mortgage Securities Corp 3,413,150
Series 2003-ML1A Class A2
4.767% March 12, 2039
1,180,000 JP Morgan Chase Commercial Mortgage Securities Corp 1,165,735
Series 2002-C3 Class A2
4.994% July 12, 2035
5,000,000 JP Morgan Chase Commercial Mortgage Securities Corp ++ 4,943,141
Series 2005-LDP5 Class A4
5.380% December 15, 2044
1,000,000 Morgan Stanley Capital I ++ 992,560
Series 2005-IQ10 Class AAB
5.360% September 15, 2042
3,000,000 Salomon Brothers Mortgage Securities VII 3,113,520
Series 2001-C1 Class A3
6.428% December 18, 2035
4,000,000 Wachovia Bank Commerical Mortgage Trust 3,847,721
Series 2004-C10 Class A4
4.748% February 15, 2041
$21,414,455

INSURANCE RELATED --- 0.28%
1,000,000 Farmers Insurance Exchange 1,146,276
Notes
8.625% May 1, 2024
$1,146,276

INVESTMENT BANK/BROKERAGE FIRM --- 0.25%
1,000,000 BlackRock Inc 1,001,634
Notes
6.250% September 15, 2017
$1,001,634

OTHER ASSET-BACKED --- 2.10%
2,000,000 Citicorp Residential Mortgage Securities Inc 1,960,030
Series 2006-2 Class A6
5.665% September 25, 2036
1,000,000 Citicorp Residential Mortgage Securities Inc 985,301
Series 2006-1 Class A6
5.836% July 25, 2036
1,000,000 Countrywide Asset Backed Certificates 955,037
Series 2006-S8 Class A6
5.505% April 25, 2036
2,000,000 Discover Card Master Trust I 1,996,420
Series 2007-A1 Class A-1
5.650% March 16, 2020
2,700,000 Household Home Equity Loan Trust 2,684,446
Series 2007-2 Class A3F
5.810% July 20, 2036
$8,581,234

SUPRANATIONALS --- 0.80%
5,000,000 International Bank for Reconstruction & Development ~ 3,271,860
Zero Coupon
4.830% February 15, 2016
$3,271,860

U.S. GOVERNMENTS --- 14.39%
1,000,000 United States of America 1,048,125
5.250% November 15, 2028
3,000,000 United States of America 3,144,375
5.250% February 15, 2029
1,100,000 United States of America ^^ 1,081,695
3.875% February 15, 2013
1,500,000 United States of America ^^ 1,498,476
4.250% August 15, 2013
2,400,000 United States of America ^^ 2,378,813
3.625% June 15, 2010
2,000,000 United States of America ^^ 2,012,656
4.250% October 15, 2010
1,000,000 United States of America ^^ 1,026,250
4.875% May 31, 2011
7,000,000 United States of America ^^ 7,121,954
4.625% July 31, 2012
2,000,000 United States of America ^^ 1,988,750
4.500% May 15, 2017
3,300,000 United States of America ^^ 3,341,507
4.500% May 15, 2010
5,000,000 United States of America ^^ 5,088,670
4.625% February 29, 2012
2,000,000 United States of America ^^ 2,009,218
4.625% February 15, 2017
5,000,000 United States of America ^^ 5,085,155
4.750% February 15, 2010
2,500,000 United States of America ^^ 2,544,530
4.625% October 31, 2011
2,000,000 United States of America ^^ 2,026,718
4.500% September 30, 2011
2,500,000 United States of America ^^ 2,558,595
4.875% August 15, 2016
7,300,000 United States of America ^^ 7,270,347
4.125% August 31, 2012
600,000 United States of America ^^ 608,063
4.750% August 15, 2017
1,000,000 United States of America ^^ 1,041,953
5.125% May 15, 2016
2,500,000 United States of America ^^ 2,508,203
4.125% August 15, 2010
3,400,000 United States of America ^^ 3,307,829
4.000% February 15, 2015
$58,691,882

WHOLE LOAN --- 0.58%
1,500,000 Bank of America Mortgage Securities 1,499,795
Series 2003-2 Class 1A11
5.500% April 25, 2033
875,634 Chase Mortgage Finance Corp 866,967
Series 2004-S2 Class 2A9
5.000% February 25, 2034
$2,366,762

TOTAL BONDS --- 98.29% $400,815,093
(Cost $402,884,844)

SHORT-TERM INVESTMENTS

Par Value ($)                                              Value ($)

JOINT REPURCHASE AGREEMENTS

6,990,000 Undivided interest of 18.6% in joint repurchase       6,990,000

agreement(Principal Amount/Value $37,660,000 with a maturity value of $37,675,692) with Merrill Lynch, 5.00%, dated 09/28/07, to be repurchased at $6,992,913 on 10/01/07, collateralized by Fannie Mae, 5.0% - 5.5%, 12/01/23 – 11/01/35, with a value of $38,414,503.

TOTAL SHORT-TERM INVESTMENTS --- 1.71% $6,990,000
(Cost $6,990,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100% $407,805,093
(Cost $409,874,844)

Legend
** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
^^ A portion or all of the security is on loan at September 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.12%, to be repurchased on 10/01/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2007, the U.S. Federal income tax cost basis was $409,518,574. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,889,745 and gross depreciation of securities in which there was an excess of tax cost over value of $3,603,226, resulting in net depreciation of $1,713,481.

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares		Value ($)

1,063,459	Maxim Ariel MidCap Value Portfolio	$26,246,160
721,688	Maxim Ariel Small-Cap Value Portfolio	9,490,191
721,871	Maxim Bernstein International Equity Portfolio	11,795,375
536,433	Maxim INVESCO ADR Portfolio	11,544,037
948,163	Maxim Janus Large Cap Growth Portfolio	14,364,671
436,853	Maxim Loomis Sayles Small-Cap Value Portfolio	9,907,826
803,221	Maxim MFS® International Growth Portfolio	11,622,609
957,165	Maxim T. Rowe Price Equity/Income Portfolio	20,023,898
649,431	Maxim T. Rowe Price MidCap Growth Portfolio	13,709,497
343,817	Maxim Trusco Small-Cap Growth Portfolio	6,776,636

Total Aggressive Profile I Portfolio		$135,480,900
(Cost of Investments $120,842,694)

(continued)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

10,005,471	* ^^	Great-West Life & Annuity Contract	$10,601,650
97,605		Maxim Ariel MidCap Value Portfolio	2,408,879
88,272		Maxim Ariel Small-Cap Value Portfolio	1,160,780
53,088		Maxim Bernstein International Equity Portfolio	867,466
490,249		Maxim Federated Bond Portfolio	4,770,120
213,805		Maxim Global Bond Portfolio	2,522,904
713,228		Maxim High Yield Bond Portfolio	7,274,920
39,508		Maxim INVESCO ADR Portfolio	850,205
261,309		Maxim Janus Large Cap Growth Portfolio	3,958,833
53,455		Maxim Loomis Sayles Small-Cap Value Portfolio	1,212,357
58,801		Maxim MFS® International Growth Portfolio	850,847
358,616		Maxim Short Duration Bond Portfolio	3,553,887
175,740		Maxim T. Rowe Price Equity/Income Portfolio	3,676,491
409,405		Maxim U.S. Government Securities Portfolio	4,761,375

Total Conservative Profile I Portfolio			$48,470,714
(Cost of Investments $46,732,027)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

42,286,637	* ^^	Great-West Life & Annuity Contract	$44,825,794
1,207,764		Maxim Ariel MidCap Value Portfolio	29,807,623
1,092,950		Maxim Ariel Small-Cap Value Portfolio	14,372,289
983,014		Maxim Bernstein International Equity Portfolio	16,062,443
2,274,174		Maxim Federated Bond Portfolio	22,127,710
1,321,901		Maxim Global Bond Portfolio	15,598,431
1,470,413		Maxim High Yield Bond Portfolio	14,998,215
731,324		Maxim INVESCO ADR Portfolio	15,738,100
2,153,230		Maxim Janus Large Cap Growth Portfolio	32,621,439
661,507		Maxim Loomis Sayles Small-Cap Value Portfolio	15,002,974
1,095,041		Maxim MFS® International Growth Portfolio	15,845,244
1,449,263		Maxim T. Rowe Price Equity/Income Portfolio	30,318,588
737,488		Maxim T. Rowe Price MidCap Growth Portfolio	15,568,372
1,899,195		Maxim U.S. Government Securities Portfolio	22,087,635

Total Moderate Profile I Portfolio			$304,974,857
(Cost of Investments $282,226,583)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

13,538,511	* ^^	Great-West Life & Annuity Contract	$14,313,635
1,753,979		Maxim Ariel MidCap Value Portfolio	43,288,201
793,508		Maxim Ariel Small-Cap Value Portfolio	10,434,637
1,111,669		Maxim Bernstein International Equity Portfolio	18,164,668
1,468,103		Maxim Federated Bond Portfolio	14,284,643
1,280,165		Maxim Global Bond Portfolio	15,105,942
1,423,877		Maxim High Yield Bond Portfolio	14,523,544
825,698		Maxim INVESCO ADR Portfolio	17,769,028
2,085,215		Maxim Janus Large Cap Growth Portfolio	31,591,015
480,325		Maxim Loomis Sayles Small-Cap Value Portfolio	10,893,764
1,236,328		Maxim MFS® International Growth Portfolio	17,889,664
2,104,937		Maxim T. Rowe Price Equity/Income Portfolio	44,035,285
714,126		Maxim T. Rowe Price MidCap Growth Portfolio	15,075,198
756,077		Maxim Trusco Small-Cap Growth Portfolio	14,902,286
1,226,023		Maxim U.S. Government Securities Portfolio	14,258,642

Total Moderately Aggressive Profile I Portfolio			$296,530,152
(Cost of Investments $273,523,069)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

14,091,038	* ^^	Great-West Life & Annuity Contract	$14,897,598
136,730		Maxim Ariel MidCap Value Portfolio	3,374,491
247,404		Maxim Ariel Small-Cap Value Portfolio	3,253,364
148,693		Maxim Bernstein International Equity Portfolio	2,429,641
515,049		Maxim Federated Bond Portfolio	5,011,423
299,428		Maxim Global Bond Portfolio	3,533,252
666,039		Maxim High Yield Bond Portfolio	6,793,600
110,313		Maxim INVESCO ADR Portfolio	2,373,929
365,820		Maxim Janus Large Cap Growth Portfolio	5,542,180
149,774		Maxim Loomis Sayles Small-Cap Value Portfolio	3,396,864
165,162		Maxim MFS® International Growth Portfolio	2,389,900
167,465		Maxim Short Duration Bond Portfolio	1,659,579
246,143		Maxim T. Rowe Price Equity/Income Portfolio	5,149,307
167,031		Maxim T. Rowe Price MidCap Growth Portfolio	3,526,026
430,121		Maxim U.S. Government Securities Portfolio	5,002,309

Total Moderately Conservative Profile I Portfolio			$68,333,463
(Cost of Investments $64,827,431)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

^^	Security is fair valued at September 30, 2007.

(concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At September 30, 2007, the U.S. Federal income tax cost basis was $123,029,424. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,451,476 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $12,451,476.

At September 30, 2007, the U.S. Federal income tax cost basis was $47,373,110. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,821,907 and gross depreciation of securities in which there was an excess of tax cost over value of $724,303, resulting in net appreciation of $1,097,604.

At September 30, 2007, the U.S. Federal income tax cost basis was $285,487,913. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,853,305 and gross depreciation of securities in which there was an excess of tax cost over value of $1,366,362, resulting in net appreciation of $19,486,943.

At September 30, 2007, the U.S. Federal income tax cost basis was $277,586,863. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,163,210 and gross depreciation of securities in which there was an excess of tax cost over value of $1,219,921, resulting in net appreciation of $18,943,289

.

At September 30, 2007, the U.S. Federal income tax cost basis was $65,906,223. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,068,083 and gross depreciation of securities in which there was an excess of tax cost over value of $640,843, resulting in net appreciation of $2,427,240.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Aggressive Profile I Portfolio
Maxim MFS® International Growth Portfolio
	803,221	$9,971,284	$1,585,262	$690,802	$143,880	$0	$11,622,609
Maxim Trusco Small-Cap Growth Portfolio
	343,817	5,615,148	889,891	388,432	173,480	0	6,776,636

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	358,616	$3,262,588	$661,632	$389,653	$(12,456)	$118,134	$3,553,887

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,207,764	$26,962,514	$3,732,300	$1,365,754	$413,220	$59,819	$29,807,623
Maxim Federated Bond Portfolio	2,274,174	13,355,244	10,465,261	1,669,592	(10,172)	727,354	22,127,710
Maxim Global Bond Portfolio	1,321,901	27,348,440	1,474,030	14,393,048	448,108	191,777	15,598,431
Maxim High Yield Bond Portfolio
	1,470,413	13,541,659	2,195,912	511,031	11,325	484,765	14,998,215
Maxim INVESCO ADR Portfolio
	731,324	13,923,770	1,613,752	819,096	338,823	24,013	15,738,100
Maxim Janus Large Cap Growth Portfolio
	2,153,230	26,936,636	2,448,205	1,531,158	547,616	51,806	32,621,439
Maxim Loomis Sayles Small-Cap Value Portfolio
	661,507	13,440,358	1,472,983	660,251	169,666	6,465	15,002,974
Maxim MFS® International Growth Portfolio
	1,095,041	13,927,610	1,778,287	1,091,210	18,674	0	15,845,244
Maxim U.S. Government Securities Portfolio
	1,899,195	13,378,468	10,494,379	1,823,444	(81,807)	752,596	22,087,635

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,753,979	25,603,082	18,812,534	1,345,089	259,276	87,430	43,288,201
Maxim Federated Bond Portfolio	1,468,103	6,341,004	9,216,330	1,252,762	(23,741)	469,568	14,284,643
Maxim Global Bond Portfolio	1,280,165	25,969,028	1,715,013	13,641,067	490,358	186,235	15,105,942
Maxim High Yield Bond Portfolio
	1,423,877	12,858,698	2,433,521	527,976	13,990	472,414	14,523,544
Maxim INVESCO ADR Portfolio	825,698	17,609,903	2,042,107	2,469,526	1,022,437	26,992	17,769,028
Maxim Janus Large Cap Growth Portfolio
	2,085,215	25,577,786	3,058,323	1,864,014	289,814	50,346	31,591,015
Maxim MFS® International Growth Portfolio
	1,236,328	17,640,732	2,285,072	3,260,489	262,859	0	17,889,664
Maxim Trusco Small-Cap Growth Portfolio
	756,077	12,402,908	1,556,465	839,149	34,303	0	14,902,286

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,307,157	Maxim Ariel MidCap Value Portfolio	$155,660,632
4,279,096	Maxim Ariel Small-Cap Value Portfolio	56,270,114
4,281,583	Maxim Bernstein International Equity Portfolio	69,961,060
3,182,406	Maxim INVESCO ADR Portfolio	68,485,379
5,625,655	Maxim Janus Large Cap Growth Portfolio	85,228,676
2,590,756	Maxim Loomis Sayles Small-Cap Value Portfolio	58,758,345
4,764,709	Maxim MFS® International Growth Portfolio	68,945,345
5,677,742	Maxim T. Rowe Price Equity/Income Portfolio	118,778,372
3,852,725	Maxim T. Rowe Price MidCap Growth Portfolio	81,331,027
2,039,246	Maxim Trusco Small-Cap Growth Portfolio	40,193,535

Total Aggressive Profile II Portfolio		$803,612,485
(Cost of Investments $704,156,056)

(continued)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

46,913,518	* ^^	Great West Life & Annuity Contract	$49,830,258
457,987		Maxim Ariel MidCap Value Portfolio	11,303,119
414,359		Maxim Ariel Small-Cap Value Portfolio	5,448,815
248,895		Maxim Bernstein International Equity Portfolio	4,066,940
2,300,914		Maxim Federated Bond Portfolio	22,387,895
1,003,107		Maxim Global Bond Portfolio	11,836,665
3,347,158		Maxim High Yield Bond Portfolio	34,141,017
185,226		Maxim INVESCO ADR Portfolio	3,986,057
1,224,906		Maxim Janus Large Cap Growth Portfolio	18,557,324
250,841		Maxim Loomis Sayles Small-Cap Value Portfolio	5,689,078
275,645		Maxim MFS® International Growth Portfolio	3,988,577
1,683,377		Maxim Short Duration Bond Portfolio	16,682,261
524,530		Maxim T. Rowe Price Equity/Income Portfolio	17,249,168
1,921,505		Maxim U.S. Government Securities Portfolio	22,347,099

Total Conservative Profile II Portfolio			$227,514,273
(Cost of Investments $219,195,395)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

152,687,004	* ^^	Great West Life & Annuity Contract	$162,411,641
4,471,901		Maxim Ariel MidCap Value Portfolio	110,366,510
4,044,951		Maxim Ariel Small-Cap Value Portfolio	53,191,110
3,640,108		Maxim Bernstein International Equity Portfolio	59,479,359
8,424,311		Maxim Federated Bond Portfolio	81,968,547
4,897,768		Maxim Global Bond Portfolio	57,793,662
5,446,789		Maxim High Yield Bond Portfolio	55,557,243
2,708,970		Maxim INVESCO ADR Portfolio	58,297,040
7,978,399		Maxim Janus Large Cap Growth Portfolio	120,872,741
2,449,131		Maxim Loomis Sayles Small-Cap Value Portfolio	55,546,287
4,055,891		Maxim MFS® International Growth Portfolio	58,688,750
5,367,654		Maxim T. Rowe Price Equity/Income Portfolio	112,291,320
2,731,903		Maxim T. Rowe Price MidCap Growth Portfolio	57,670,462
7,035,140		Maxim U.S. Government Securities Portfolio	81,818,674

Total Moderate Profile II Portfolio			$1,125,953,346
(Cost of Investments $1,033,860,933)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

4,521,474	*^^	Great West Life & Annuity Contract	$4,738,059
586,680		Maxim Ariel MidCap Value Portfolio	14,479,255
265,376		Maxim Ariel Small-Cap Value Portfolio	3,489,699
371,715		Maxim Bernstein International Equity Portfolio	6,073,815
491,147		Maxim Federated Bond Portfolio	4,778,859
428,218		Maxim Global Bond Portfolio	5,052,977
476,297		Maxim High Yield Bond Portfolio	4,858,230
276,159		Maxim INVESCO ADR Portfolio	5,942,946
697,482		Maxim Janus Large Cap Growth Portfolio	10,566,846
160,647		Maxim Loomis Sayles Small-Cap Value Portfolio	3,643,478
413,481		Maxim MFS® International Growth Portfolio	5,983,077
704,146		Maxim T. Rowe Price Equity/Income Portfolio	14,730,742
238,871		Maxim T. Rowe Price MidCap Growth Portfolio	5,042,569
252,878		Maxim Trusco Small-Cap Growth Portfolio	4,984,228
410,155		Maxim U.S. Government Securities Portfolio	4,770,101

Total Moderately Aggressive Profile II Portfolio			$99,134,881
(Cost of Investments $93,108,507)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

^^	Security is fair valued at September 30, 2007.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

6,201,573	* ^^	Great West Life & Annuity Contract	$6,363,514
58,323		Maxim Ariel MidCap Value Portfolio	1,439,417
105,566		Maxim Ariel Small-Cap Value Portfolio	1,388,188
63,354		Maxim Bernstein International Equity Portfolio	1,035,204
219,734		Maxim Federated Bond Portfolio	2,138,016
127,640		Maxim Global Bond Portfolio	1,506,158
284,055		Maxim High Yield Bond Portfolio	2,897,361
47,014		Maxim INVESCO ADR Portfolio	1,011,745
155,841		Maxim Janus Large Cap Growth Portfolio	2,360,989
63,872		Maxim Loomis Sayles Small-Cap Value Portfolio	1,448,622
70,389		Maxim MFS® International Growth Portfolio	1,018,529
71,449		Maxim Short Duration Bond Portfolio	708,061
104,971		Maxim T. Rowe Price Equity/Income Portfolio	2,195,991
71,205		Maxim T. Rowe Price MidCap Growth Portfolio	1,503,142
183,503		Maxim U.S. Government Securities Portfolio	2,134,136

Total Moderately Conservative Profile II Portfolio			$29,149,073
(Cost of Investments $28,257,412)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

^^	Security is fair valued at September 30, 2007.

(concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At September 30, 2007, the U.S. Federal income tax cost basis was $715,150,926. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $88,461,560 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $88,461,560.

At September 30, 2007, the U.S. Federal income tax cost basis was $222,907,948. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,183,115 and gross depreciation of securities in which there was an excess of tax cost over value of $4,576,790, resulting in net appreciation of $4,606,325.

At September 30, 2007, the U.S. Federal income tax cost basis was $1,046,409,409. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $87,186,021 and gross depreciation of securities in which there was an excess of tax cost over value of $7,642,084, resulting in net appreciation of $79,543,937.

At September 30, 2007, the U.S. Federal income tax cost basis was $99,485,726. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,395,190 and gross depreciation of securities in which there was an excess of tax cost over value of $2,746,035, resulting in net depreciation of $350,845

.

At September 30, 2007, the U.S. Federal income tax cost basis was $29,726,302. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $496,571 and gross depreciation of securities in which there was an excess of tax cost over value of $1,073,800, resulting in net depreciation of $577,229.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Aggressive Profile II Portfolio
Maxim Ariel MidCap Value Portfolio
	6,307,157	$154,521,424	$12,329,693	$13,152,461	$2,900,269	$325,799	$155,660,632
Maxim Ariel Small-Cap Value Portfolio
	4,279,096	58,064,460	4,832,437	5,584,148	1,641,473	59,208	56,270,114
Maxim Bernstein International Equity Portfolio
	4,281,583	68,386,677	3,683,751	6,956,636	2,292,680	207,952	69,961,060
Maxim INVESCO ADR Portfolio	3,182,406	66,449,408	4,149,316	5,348,690	2,806,850	104,587	68,485,379
Maxim Janus Large Cap Growth Portfolio
	5,625,655	77,171,938	5,413,915	9,921,469	1,527,839	139,694	85,228,676
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,590,756	57,768,618	4,001,954	4,844,880	1,913,545	26,422	58,758,345
Maxim MFS® International Growth Portfolio
	4,764,709	66,475,541	5,090,168	6,903,492	1,278,224	14	68,945,345
Maxim T. Rowe Price Equity/Income Portfolio
	5,677,742	117,045,279	10,333,326	11,726,534	2,075,680	961,921	118,778,372
Maxim T. Rowe Price MidCap Growth Portfolio
	3,852,725	76,391,663	4,260,519	9,760,008	2,405,930	37,810	81,331,027
Maxim Trusco Small-Cap Growth Portfolio
	2,039,246	37,429,032	2,836,137	4,114,884	1,035,339	0	40,193,535

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,300,914	$21,719,615	$3,980,080	$3,400,542	$(47,182)	$741,878	$22,387,895
Maxim Global Bond Portfolio	1,003,107	22,231,338	1,620,545	12,822,414	443,795	146,677	11,836,665
Maxim High Yield Bond	3,347,158	33,033,370	6,058,673	4,634,902	(132,406)	1,107,675	34,141,017
Maxim Short Duration Bond Portfolio
	1,683,377	16,611,046	2,676,708	2,752,798	(110,630)	568,366	16,682,261
Maxim U.S. Government Securities Portfolio
	1,921,505	21,757,231	4,009,299	3,607,967	(169,202)	768,422	22,347,099

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	09/30/2007

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	4,471,901	$111,856,798	$9,920,478	$12,425,254	$2,721,553	$227,055	$110,366,510
Maxim Ariel Small-Cap Value Portfolio	4,044,951	56,041,935	4,031,375	6,759,469	805,531	55,006	53,191,110
Maxim Bernstein International Equity Portfolio
	3,640,108	59,351,692	3,937,719	8,674,488	1,301,331	176,472	59,479,359
Maxim Federated Bond Portfolio	8,424,311	55,396,212	38,421,353	11,860,954	(116,976)	2,760,533	81,968,547
Maxim Global Bond Portfolio	4,897,768	113,410,146	3,187,913	62,503,793	2,478,431	722,145	57,793,662
Maxim High Yield Bond	5,446,789	56,168,519	6,162,016	6,111,079	(84,627)	1,840,485	55,557,243
Maxim INVESCO ADR Portfolio	2,708,970	57,741,127	3,988,683	6,192,606	2,481,003	88,862	58,297,040
Maxim Janus Large Cap Growth Portfolio
	7,978,399	111,723,694	5,080,364	12,569,271	3,453,110	195,436	120,872,741
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,449,131	55,756,045	3,489,242	6,025,196	1,323,651	24,548	55,546,287
Maxim MFS® International Growth Portfolio
	4,055,891	57,763,457	4,569,322	7,941,093	542,035	0	58,688,750
Maxim T. Rowe Price Equity/Income Portfolio
	5,367,654	112,967,548	9,811,955	10,687,674	4,918,837	893,672	112,291,320
Maxim T. Rowe Price MidCap Growth Portfolio
	2,731,903	55,298,858	2,424,167	7,445,770	1,799,651	26,346	57,670,462
Maxim U.S. Government Securities Portfolio
	7,035,140	55,492,077	38,536,902	12,643,102	(584,479)	2,861,136	81,818,674

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W.T. McCallum
W.T. McCallum
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W.T. McCallum
W.T. McCallum
President

Date:	November 29, 2007

By:	/s/ G.R. McDonald
G.R. McDonald
Treasurer

Date:	November 28, 2007